UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Emerging Markets Debt Fund

Semiannual Report

July 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2019

Eaton Vance

Emerging Markets Debt Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	21

Important Notices	22

Eaton Vance

Emerging Markets Debt Fund

July 31, 2019

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric A. Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class I at NAV	05/01/2018	05/01/2018	8.99%	11.86%	—	8.28%
J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified	—	—	7.90%	10.98%	5.47%	9.30%

% Total Annual Operating Expense Ratios[3]						Class I
Gross						3.09%
Net						0.85

Fund Profile

Asset Allocation (% of net assets)4

Country Allocation (% of net assets)5

Ukraine	10.8%	Colombia	2.6%

Kenya	6.4	Barbados	2.6

Argentina	5.7	Bahamas	2.5

El Salvador	5.0	Rwanda	2.5

Tanzania	4.9	Ethiopia	2.5

Sri Lanka	4.7	Macedonia	2.4

Indonesia	4.1	Fiji	2.4

Egypt	3.9	Mexico	2.3

Albania	3.8	Nigeria	2.1

Honduras	3.7	Vietnam	1.8

Turkey	3.4	Costa Rica	1.5

Dominican Republic	2.9	Brazil	1.5

Benin	2.7	Lebanon	0.6

Bahrain	2.7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Debt Fund

July 31, 2019

Endnotes and Additional Disclosures

[1]

J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2019, J.P. Morgan Chase & Co. All rights reserved. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Class I shares are offered at net asset value (NAV). Total Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Emerging Markets Debt Fund

July 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 – July 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/19)	Ending Account Value (7/31/19)	Expenses Paid During Period* (2/1/19 – 7/31/19)		Annualized Expense Ratio

Actual
Class I	$1,000.00	$1,089.90	$4.40	**	0.85%

Hypothetical*
(5% return per year before expenses)
Class I	$1,000.00	$1,020.60	$4.26	**	0.85%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2019.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging Markets Debt Fund

July 31, 2019

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 72.9%
Security	Principal Amount (000’s omitted)		Value

Albania — 3.8%

Republic of Albania, 3.50%, 10/9/25(1)	EUR	270	$317,902

Total Albania			$317,902

Argentina — 5.7%

Republic of Argentina, 6.25%, 11/9/47	EUR	320	$261,125

Republic of Argentina, 6.625%, 7/6/28	USD	270	218,025

Total Argentina			$479,150

Bahamas — 2.5%

Commonwealth of Bahamas, 5.75%, 1/16/24(1)	USD	200	$215,252

Total Bahamas			$215,252

Bahrain — 2.7%

Kingdom of Bahrain, 7.00%, 1/26/26(1)	USD	200	$224,982

Total Bahrain			$224,982

Barbados — 2.6%

Government of Barbados, 7.25%, 12/15/21(1)(2)	USD	350	$216,982

Total Barbados			$216,982

Benin — 2.7%

Benin Government International Bond, 5.75%, 3/26/26(1)	EUR	200	$228,319

Total Benin			$228,319

Brazil — 1.5%

Federative Republic of Brazil, 8.875%, 4/15/24	USD	100	$127,250

Total Brazil			$127,250

Colombia — 2.6%

Republic of Colombia, 5.00%, 6/15/45	USD	200	$223,150

Total Colombia			$223,150

Costa Rica — 1.5%

Costa Rica Government International Bond, 9.20%, 2/21/24(1)	USD	118	$131,865

Total Costa Rica			$131,865

Dominican Republic — 2.9%

Dominican Republic, 8.625%, 4/20/27(1)	USD	200	$242,252

Total Dominican Republic			$242,252

Security	Principal Amount (000’s omitted)		Value

Egypt — 3.9%

Arab Republic of Egypt, 4.75%, 4/16/26(1)	EUR	100	$115,074

Arab Republic of Egypt, 8.50%, 1/31/47(1)	USD	200	218,814

Total Egypt			$333,888

El Salvador — 5.0%

Republic of El Salvador, 7.125%, 1/20/50(1)(3)	USD	200	$203,500

Republic of El Salvador, 7.65%, 6/15/35(1)	USD	200	218,252

Total El Salvador			$421,752

Ethiopia — 2.5%

Ethiopia International Bond, 6.625%, 12/11/24(1)	USD	200	$208,198

Total Ethiopia			$208,198

Fiji — 2.4%

Republic of Fiji, 6.625%, 10/2/20(1)	USD	200	$200,000

Total Fiji			$200,000

Honduras — 3.7%

Republic of Honduras, 6.25%, 1/19/27(1)	USD	285	$309,584

Total Honduras			$309,584

Kenya — 2.5%

Republic of Kenya, 7.25%, 2/28/28(1)	USD	200	$208,849

Total Kenya			$208,849

Lebanon — 0.6%

Lebanon Government International Bond, 6.60%, 11/27/26(1)	USD	45	$35,118

Lebanon Government International Bond, 6.85%, 3/23/27(1)	USD	16	12,540

Total Lebanon			$47,658

Macedonia — 2.4%

Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	170	$201,113

Total Macedonia			$201,113

Rwanda — 2.5%

Republic of Rwanda, 6.625%, 5/2/23(1)	USD	200	$214,060

Total Rwanda			$214,060

Sri Lanka — 4.7%

Republic of Sri Lanka, 6.125%, 6/3/25(1)	USD	400	$393,395

Total Sri Lanka			$393,395

5	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Turkey — 3.4%

Republic of Turkey, 7.625%, 4/26/29	USD	272	$286,181

Total Turkey			$286,181

Ukraine — 10.8%

Ukraine Government International Bond, 0.00% to 5/31/21, 5/31/40(1)(4)	USD	245	$209,239

Ukraine Government International Bond, 9.75%, 11/1/28(1)	USD	600	702,255

Total Ukraine			$911,494

Total Foreign Government Bonds (identified cost $6,005,636)			$6,143,276

Foreign Corporate Bonds — 8.2%
Security	Principal Amount (000’s omitted)		Value

Indonesia — 4.1%

Perusahaan Listrik Negara PT, 5.25%, 10/24/42(1)	USD	320	$344,400

Total Indonesia			$344,400

Mexico — 2.3%

Petroleos Mexicanos, 6.50%, 3/13/27	USD	200	$198,840

Total Mexico			$198,840

Vietnam — 1.8%

Debt and Asset Trading Corp., 1.00%, 10/10/25(1)	USD	200	$149,500

Total Vietnam			$149,500

Total Foreign Corporate Bonds (identified cost $653,665)			$692,740

Sovereign Loans — 10.9%
Borrower	Principal Amount (000’s omitted)		Value

Kenya — 3.9%

Republic Government of Kenya, Term Loan, 8.65%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(5)		$325	$328,322

Total Kenya			$328,322

Borrower	Principal Amount (000’s omitted)	Value

Nigeria — 2.1%

Bank of Industry Limited, Term Loan, 8.34%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(5)(6)	$175	$176,321

Total Nigeria		$176,321

Tanzania — 4.9%

Government of the United Republic of Tanzania, Term Loan, 7.76%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2023(5)	$400	$415,669

Total Tanzania		$415,669

Total Sovereign Loans (identified cost $895,375)		$920,312

Short-Term Investments — 1.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.31%(7)	106,065	$106,065

Total Short-Term Investments (identified cost $106,054)		$106,065

Total Investments — 93.3% (identified cost $7,660,730)		$7,862,393

Other Assets, Less Liabilities — 6.7%		$564,042

Net Assets — 100.0%		$8,426,435

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities is $5,521,445 or 65.5% of the Fund’s net assets.

(2)	Issuer is in default with respect to interest payments.

(3)	When-issued security.

(4)	Security converts to variable rate after the indicated fixed-rate coupon period.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2019.

(6)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019.

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation

USD	190,553	EUR	169,119	8/8/19	$3,249

USD	269,126	EUR	238,524	8/8/19	4,954

USD	312,086	EUR	276,980	8/8/19	5,322

USD	222,164	EUR	197,548	8/30/19	2,991

USD	3,134	EUR	2,768	9/27/19	56

					$16,572

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	110,497	EUR	96,632	Citibank, N.A.	10/15/19	$2,886	$—

						$2,886	$—

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

Euro-Bobl	2	Short	9/6/19	$(298,890)	$(2,480)

U.S. 5-Year Treasury Note	14	Long	9/30/19	1,645,766	10,367

U.S. 10-Year Treasury Note	16	Long	9/19/19	2,038,750	21,524

U.S. Long Treasury Bond	3	Long	9/19/19	466,781	9,844

U.S. Ultra-Long Treasury Bond	5	Long	9/19/19	887,812	17,969

					$57,224

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	370	Receives	6-month EURIBOR (pays semi-annually)	0.40% (pays annually)	10/4/23	$(15,185)	$351	$(14,834)

EUR	66	Receives	6-month EURIBOR (pays semi-annually)	1.06% (pays annually)	10/16/28	(8,224)	(14)	(8,238)

EUR	117	Receives	6-month EURIBOR (pays semi-annually)	0.80% (pays annually)	7/16/49	(10,126)	135	(9,991)

USD	3,100	Pays	3-month USD-LIBOR (pays quarterly)	2.61% (pays semi-annually)	3/11/21	51,080	111	51,191

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	200	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	$(11,653)	$(20)	$(11,673)

USD	19	Pays	3-month USD-LIBOR (pays quarterly)	2.36% (pays semi-annually)	4/29/24	589	—	589

USD	35	Pays	3-month USD-LIBOR (pays quarterly)	2.33% (pays semi-annually)	4/30/24	1,033	—	1,033

USD	69	Receives	3-month USD-LIBOR (pays quarterly)	2.15% (pays semi-annually)	5/17/24	(1,011)	—	(1,011)

USD	90	Receives	3-month USD-LIBOR (pays quarterly)	2.04% (pays semi-annually)	5/31/24	(893)	—	(893)

USD	139	Receives	3-month USD-LIBOR (pays quarterly)	1.95% (pays semi-annually)	6/13/24	(774)	—	(774)

USD	72	Receives	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	7/23/24	20	—	20

USD	121	Receives	3-month USD-LIBOR (pays quarterly)	1.95% (pays semi-annually)	7/16/26	(780)	(17)	(797)

USD	213	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	5/17/28	(20,845)	31	(20,814)

USD	220	Receives	3-month USD-LIBOR (pays quarterly)	2.74% (pays semi-annually)	1/31/29	(15,501)	—	(15,501)

USD	600	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	3/11/29	(45,485)	928	(44,557)

USD	145	Receives	3-month USD-LIBOR (pays quarterly)	2.63% (pays semi-annually)	3/25/29	(9,862)	1,328	(8,534)

USD	214	Receives	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	4/29/29	(12,488)	—	(12,488)

USD	300	Pays	3-month USD-LIBOR (pays quarterly)	2.34% (pays semi-annually)	5/17/29	10,513	—	10,513

USD	438	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(5,572)	148	(5,424)

USD	95	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(14,680)	(49)	(14,729)

USD	125	Receives	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	5/17/49	(10,184)	—	(10,184)

USD	116	Receives	3-month USD-LIBOR (pays quarterly)	2.21% (pays semi-annually)	8/1/49	(892)	—	(892)

Total						$(120,920)	$2,932	$(117,988)

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation

Brazil	$200	1.00% (pays quarterly)(1)	6/20/24	1.26%	$(2,163)	$5,877	$3,714

Mexico	200	1.00% (pays quarterly)(1)	6/20/24	1.15	(1,187)	2,495	1,308

Russia	200	1.00% (pays quarterly)(1)	6/20/24	0.99	339	2,763	3,102

Turkey	85	1.00% (pays quarterly)(1)	6/20/20	1.90	(577)	2,504	1,927

Total	$685				$(3,588)	$13,639	$10,051

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2019, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $685,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

EUR	–	Euro

USD	–	United States Dollar

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2019

Unaffiliated investments, at value (identified cost, $7,554,676)	$7,756,328

Affiliated investment, at value (identified cost, $106,054)	106,065

Deposits for derivatives collateral —

Financial futures contracts	72,715

Centrally cleared derivatives	412,766

Foreign currency, at value (identified cost, $30,465)	30,042

Interest receivable	130,521

Dividends receivable from affiliated investment	425

Receivable for investments sold	432,920

Receivable for variation margin on open financial futures contracts	13,173

Receivable for open forward foreign currency exchange contracts	2,886

Receivable from affiliate	2,617

Total assets	$8,960,458

Liabilities

Payable for investments purchased	$223,186

Payable for when-issued securities	200,000

Payable for variation margin on open centrally cleared derivatives	24,652

Payable for closed swap contracts	19,135

Due to custodian	24,208

Payable to affiliate:

Investment adviser and administration fee	4,623

Accrued expenses	38,219

Total liabilities	$534,023

Net Assets	$8,426,435

Sources of Net Assets

Paid-in capital	$8,004,266

Distributable earnings	422,169

Total	$8,426,435

Class I Shares

Net Assets	$8,426,435

Shares Outstanding	800,784

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$10.52

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2019

Interest	$241,556

Dividends from affiliated investment	4,596

Total investment income	$246,152

Expenses

Investment adviser and administration fee	$26,024

Trustees’ fees and expenses	455

Custodian fee	16,261

Transfer and dividend disbursing agent fees	128

Legal and accounting services	37,665

Printing and postage	5,067

Registration fees	17,559

Miscellaneous	882

Total expenses	$104,041

Deduct —

Allocation of expenses to affiliate	$69,834

Total expense reductions	$69,834

Net expenses	$34,207

Net investment income	$211,945

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$17,196

Investment transactions — affiliated investment	(32)

Financial futures contracts	220,290

Swap contracts	(126,283)

Foreign currency transactions	(1,569)

Forward foreign currency exchange contracts	31,679

Net realized gain	$141,281

Change in unrealized appreciation (depreciation) —

Investments	$377,749

Investments — affiliated investment	11

Financial futures contracts	(13,089)

Swap contracts	(43,207)

Foreign currency	10

Forward foreign currency exchange contracts	22,063

Net change in unrealized appreciation (depreciation)	$343,537

Net realized and unrealized gain	$484,818

Net increase in net assets from operations	$696,763

11	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2019 (Unaudited)	Period Ended January 31, 2019(1)

From operations —

Net investment income	$211,945	$229,194

Net realized gain	141,281	51,145

Net change in unrealized appreciation (depreciation)	343,537	(173,687)

Net increase in net assets from operations	$696,763	$106,652

Distributions to shareholders	$(148,944)	$(235,680)

Total distributions to shareholders	$(148,944)	$(235,680)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$—	$8,007,500

Net asset value of shares issued to shareholders in payment of distributions declared	144	—

Net increase in net assets from Fund share transactions	$144	$8,007,500

Net increase in net assets	$547,963	$7,878,472

Net Assets

At beginning of period	$7,878,472	$—

At end of period	$8,426,435	$7,878,472

(1)	For the period from the start of business, May 1, 2018, to January 31, 2019.

12	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2019

Financial Highlights

	Class I
	Six Months Ended July 31, 2019 (Unaudited)		Period Ended January 31, 2019(1)

Net asset value — Beginning of period	$9.840		$10.000

Income (Loss) From Operations

Net investment income(2)	$0.265		$0.286

Net realized and unrealized gain (loss)	0.601		(0.151)

Total income from operations	$0.866		$0.135

Less Distributions

From net investment income	$(0.186)		$(0.219)

From net realized gain	—		(0.076)

Total distributions	$(0.186)		$(0.295)

Net asset value — End of period	$10.520		$9.840

Total Return(3)(4)	8.99	%(5)	1.34	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,426		$7,878

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.85	%(6)	0.85	%(6)

Net investment income	5.29	%(6)	3.92	%(6)

Portfolio Turnover	68	%(5)	82	%(5)

(1)	For the period from the start of business, May 1, 2018, to January 31, 2019.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.74% and 2.24% of average daily net assets for the six months ended July 31, 2019 and the period ended January 31, 2019, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Debt Fund

July 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Debt Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on May 1, 2018. The Fund’s investment objective is total return. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

14

Eaton Vance

Emerging Markets Debt Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value

15

Eaton Vance

Emerging Markets Debt Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

M  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

N  Interim Financial Statements — The interim financial statements relating to July 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,657,655

Gross unrealized appreciation	$404,883

Gross unrealized depreciation	(231,400)

Net unrealized appreciation	$173,483

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended July 31, 2019, the investment adviser and administration fee amounted to $26,024 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.85% of the Fund’s average daily net assets for Class I. This agreement may be changed or terminated after May 31, 2020. Pursuant to this agreement, EVM was allocated $69,834 of the Fund’s operating expenses for the six months ended July 31, 2019.

16

Eaton Vance

Emerging Markets Debt Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2019, EVM earned $34 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $5,330,597 and $4,948,240, respectively, for the six months ended July 31, 2019.

5  Shares of Beneficial Interest

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) in one or more series (such as the Fund). Transactions in Fund shares were as follows:

	Six Months Ended July 31, 2019 (Unaudited)	Period Ended January 31, 2019(1)

Sales	—	800,770

Issued to shareholders electing to receive payments of distributions in Fund shares	14	—

Net increase	14	800,770

(1)	For the period from the start of business, May 1, 2018, to January 31, 2019.

At July 31, 2019, EVM owned 99.9% of the outstanding shares of the Fund.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2019 is included in the Portfolio of Investments. At July 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return and/or to seek to hedge against fluctuations in currency exchange rates.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At July 31, 2019, the Fund had no open derivatives with credit-related contingent features in a net liability position.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund

17

Eaton Vance

Emerging Markets Debt Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2019 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Distributable earnings*	$339	$16,572	$122,939	$139,850

Receivable for open forward foreign currency exchange contracts	—	2,886	—	2,886

Total Asset Derivatives	$339	$19,458	$122,939	$142,736

Derivatives not subject to master netting or similar agreements	$339	$16,572	$122,939	$139,850

Total Asset Derivatives subject to master netting or similar agreements	$—	$2,886	$—	$2,886

Distributable earnings*	$(3,927)	$—	$(186,635)	$(190,562)

Total Liability Derivatives	$(3,927)	$—	$(186,635)	$(190,562)

Derivatives not subject to master netting or similar agreements	$(3,927)	$—	$(186,635)	$(190,562)

Total Liability Derivatives subject to master netting or similar agreements	$—	$—	$—	$—

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of July 31, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank, N.A.	$2,886	$—	$—	$—	$2,886

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

18

Eaton Vance

Emerging Markets Debt Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended July 31, 2019 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —

Financial futures contracts	$—	$—	$220,290

Swap contracts	7,595	—	(133,878)

Forward foreign currency exchange contracts	—	31,679	—

Total	$7,595	$31,679	$86,412

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$—	$(13,089)

Swap contracts	553	—	(43,760)

Forward foreign currency exchange contracts	—	22,063	—

Total	$553	$22,063	$(56,849)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended July 31, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$4,874,000	$296,000	$1,425,000	$6,631,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2019.

8  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At July 31, 2019, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $24,208. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at July 31, 2019. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2019. The Fund’s average overdraft advances during the six months ended July 31, 2019 were not significant.

9  Risks Associated with Foreign Investments

The Fund’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are

19

Eaton Vance

Emerging Markets Debt Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$6,143,276	$—	$6,143,276

Foreign Corporate Bonds	—	692,740	—	692,740

Sovereign Loans	—	920,312	—	920,312

Short-Term Investments	—	106,065	—	106,065

Total Investments	$—	$7,862,393	$—	$7,862,393

Forward Foreign Currency Exchange Contracts	$—	$19,458	$—	$19,458

Futures Contracts	59,704	—	—	59,704

Swap Contracts	—	63,574	—	63,574

Total	$59,704	$7,945,425	$—	$8,005,129

Liability Description

Futures Contracts	$(2,480)	$—	$—	$(2,480)

Swap Contracts	—	(188,082)	—	(188,082)

Total	$(2,480)	$(188,082)	$—	$(190,562)

20

Eaton Vance

Emerging Markets Debt Fund

July 31, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

29947    7.31.19

Parametric

Emerging Markets Fund

Semiannual Report

July 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2019

Parametric

Emerging Markets Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	38

Officers and Trustees	41

Important Notices	42

Parametric

Emerging Markets Fund

July 31, 2019

Performance1,2

Portfolio Managers Thomas C. Seto, Paul Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Investor Class at NAV	06/30/2006	06/30/2006	–0.56%	–3.16%	–0.54%	3.67%
Class C at NAV	06/30/2006	06/30/2006	–0.93	–3.92	–1.28	2.90
Class C with 1% Maximum Sales Charge	—	—	–1.92	–4.87	–1.28	2.90
Institutional Class at NAV	06/30/2006	06/30/2006	–0.42	–2.94	–0.30	3.93
Class R6 at NAV	07/01/2014	06/30/2006	–0.49	–2.93	–0.27	3.95
MSCI Emerging Markets Index	—	—	0.44%	–2.18%	1.84%	4.56%

% Total Annual Operating Expense Ratios[3]			Investor Class	Class C	Institutional Class	Class R6
			1.44%	2.19%	1.19%	1.13%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Emerging Markets Fund

July 31, 2019

Fund Profile

Sector Allocation (% of net assets)4

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)4

Sberbank of Russia PJSC	0.8%

Gazprom PJSC ADR	0.8

Credicorp, Ltd.	0.7

America Movil SAB de CV, Series L	0.7

Naspers, Ltd., Class N	0.7

Tencent Holdings, Ltd.	0.6

Lukoil PJSC ADR	0.5

Samsung Electronics Co., Ltd.	0.5

Petroleo Brasileiro SA, PFC Shares	0.5

Fomento Economico Mexicano SAB de CV, Series UBD	0.5

Total	6.3%

See Endnotes and Additional Disclosures in this report.

3

Parametric

Emerging Markets Fund

July 31, 2019

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Investor Class, Institutional Class and Class R6 shares are offered without a sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric

Emerging Markets Fund

July 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 – July 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/19)	Ending Account Value (7/31/19)	Expenses Paid During Period* (2/1/19 – 7/31/19)	Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$994.40	$7.02	1.42%
Class C	$1,000.00	$990.70	$10.76	2.18%
Institutional Class	$1,000.00	$995.80	$5.79	1.17%
Class R6	$1,000.00	$995.10	$5.54	1.12%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,017.80	$7.10	1.42%
Class C	$1,000.00	$1,014.00	$10.89	2.18%
Institutional Class	$1,000.00	$1,019.00	$5.86	1.17%
Class R6	$1,000.00	$1,019.20	$5.61	1.12%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2019.

5

Parametric

Emerging Markets Fund

July 31, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value

Argentina — 0.7%

Adecoagro SA(1)	75,206	$507,641

Arcos Dorados Holdings, Inc., Class A	32,114	255,306

Banco BBVA Argentina SA ADR	25,288	293,088

Banco Macro SA, Class B ADR	6,487	449,419

Cresud SA ADR(1)	26,863	272,928

Grupo Financiero Galicia SA, Class B ADR	24,487	899,653

IRSA Inversiones y Representaciones SA ADR(1)	16,910	174,173

MercadoLibre, Inc.(1)	6,122	3,804,333

Pampa Energia SA ADR(1)	42,199	1,388,347

Transportadora de Gas del Sur SA ADR	20,764	324,126

YPF SA ADR	72,924	1,199,600

		$9,568,614

Bahrain — 0.8%

Ahli United Bank BSC	5,590,958	$5,276,200

Al Salam Bank-Bahrain BSC	7,588,874	1,785,294

GFH Financial Group BSC	8,771,588	2,225,834

Ithmaar Holding BSC(1)(2)	14,771,027	902,566

		$10,189,894

Bangladesh — 0.7%

ACI, Ltd.	62,264	$186,921

Aftab Automobiles, Ltd.	349,827	138,439

Bangladesh Export Import Co., Ltd.	1,512,367	335,222

Bangladesh Submarine Cable Co., Ltd.	111,014	156,266

Beximco Pharmaceuticals, Ltd.	116,421	112,776

BSRM Steels, Ltd.	938,510	621,567

City Bank, Ltd. (The)	435,051	141,830

Grameenphone, Ltd.	215,817	851,016

Heidelberger Cement Bangladesh, Ltd.	146,500	334,208

Islami Bank Bangladesh, Ltd.	929,748	251,899

Jamuna Oil Co., Ltd.	87,929	174,885

Khulna Power Co., Ltd.	320,573	191,491

LankaBangla Finance, Ltd.	829,367	171,177

Meghna Petroleum, Ltd.	79,364	181,321

National Bank, Ltd.(1)	2,588,281	260,283

Olympic Industries, Ltd.	458,511	1,202,846

Orion Pharma, Ltd.	258,206	97,868

Padma Oil Co., Ltd.	98,234	264,081

Pubali Bank, Ltd.	1,042,120	323,966

Renata, Ltd.	14,460	200,046

Singer Bangladesh, Ltd.(1)	137,622	348,203

Social Islami Bank, Ltd.(1)	1,177,708	198,025

Southeast Bank, Ltd.(1)	2,062,748	347,081

Security	Shares	Value

Bangladesh (continued)

Square Pharmaceuticals, Ltd.	247,043	$734,212

Summit Power, Ltd.	912,732	423,615

Titas Gas Transmission & Distribution Co., Ltd.	623,246	279,544

Unique Hotel & Resorts, Ltd.	450,062	268,426

United Airways Bangladesh, Ltd.(1)	6,170,401	116,407

United Commercial Bank, Ltd.(1)	1,343,068	247,992

		$9,161,613

Botswana — 0.7%

Barclays Bank of Botswana, Ltd.	1,539,465	$751,710

Botswana Insurance Holdings, Ltd.	859,111	1,406,492

First National Bank of Botswana, Ltd.	7,940,100	2,041,830

Letshego Holdings, Ltd.	17,758,614	2,163,842

Sechaba Breweries Holdings, Ltd.	1,220,550	2,347,528

Standard Chartered Bank Botswana, Ltd.	531,120	83,721

		$8,795,123

Brazil — 5.9%

AMBEV SA	691,050	$3,645,063

B2W Cia Digital(1)	55,270	549,463

B3 SA - Brasil Bolsa Balcao	93,800	1,036,965

Banco Bradesco SA, PFC Shares	224,906	2,033,162

Banco do Brasil SA	84,998	1,096,231

BB Seguridade Participacoes SA	51,500	437,899

BR Malls Participacoes SA	146,211	575,059

Bradespar SA, PFC Shares	28,600	236,962

Braskem SA, PFC Shares	26,060	232,443

BRF SA(1)	145,040	1,269,744

CCR SA	327,100	1,281,367

Centrais Eletricas Brasileiras SA, PFC Shares	125,000	1,297,051

Cia Brasileira de Distribuicao, PFC Shares	38,469	942,989

Cia de Saneamento Basico do Estado de Sao Paulo	77,760	1,088,051

Cia de Saneamento de Minas Gerais-COPASA	14,400	254,316

Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	66,760	423,334

Cia Energetica de Minas Gerais, PFC Shares	296,355	1,098,028

Cia Energetica de Sao Paulo, Class B, PFC Shares	36,400	276,504

Cia Hering	68,200	571,855

Cia Paranaense de Energia, PFC Shares	30,600	394,091

Cia Siderurgica Nacional SA	81,200	351,707

Cielo SA	1,418,506	2,691,049

Construtora Tenda SA	78,268	519,688

Cosan SA	56,800	757,264

Cyrela Brazil Realty SA Empreendimentos e Participacoes	105,400	673,879

Duratex SA	37,558	123,706

6	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)

EDP-Energias do Brasil SA	102,800	$519,610

Embraer SA	33,400	168,998

Embraer SA ADR	28,248	570,610

Engie Brasil Energia SA	69,650	880,948

Equatorial Energia SA	32,900	814,666

Even Construtora e Incorporadora SA(1)	160,300	411,634

Ez Tec Empreendimentos e Participacoes SA	50,427	434,061

Fleury SA	304,200	1,859,627

Gerdau SA, PFC Shares	142,400	513,056

Gol Linhas Aereas Inteligentes SA, PFC Shares(1)	30,400	326,356

Hypera SA	177,000	1,399,730

Iochpe Maxion SA	61,000	348,928

Itau Unibanco Holding SA, PFC Shares	196,620	1,793,941

Itausa-Investimentos Itau SA, PFC Shares	274,075	895,545

JBS SA	166,325	1,085,197

Klabin SA, PFC Shares	624,800	479,690

Kroton Educacional SA	289,536	952,893

Light SA	29,700	150,588

Localiza Rent a Car SA	135,852	1,566,284

LOG Commercial Properties e Participacoes SA	9,877	60,897

Lojas Americanas SA, PFC Shares	187,800	893,149

Lojas Renner SA	169,977	2,113,828

Marcopolo SA, PFC Shares	403,000	402,329

Marfrig Global Foods SA(1)	287,155	498,863

Metalurgica Gerdau SA, PFC Shares	111,800	194,812

MRV Engenharia e Participacoes SA	101,300	538,306

Natura Cosmeticos SA	52,900	847,903

Odontoprev SA	509,200	2,334,954

Petroleo Brasileiro SA, PFC Shares	884,800	6,046,506

Qualicorp Consultoria e Corretora de Seguros SA	325,600	1,895,746

Randon SA Implementos e Participacoes, PFC Shares	196,700	510,775

Rumo SA(1)	185,919	1,067,864

Smiles Fidelidade SA	22,500	232,467

Suzano SA	77,820	625,398

Telefonica Brasil SA, PFC Shares	314,300	4,307,228

TIM Participacoes SA	827,250	2,648,865

Totvs SA	306,690	3,897,563

Transmissora Alianca de Energia Electrica SA	91,000	663,362

Ultrapar Participacoes SA	154,368	804,533

Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, PFC Shares	87,850	201,420

Vale SA	357,947	4,671,830

Valid Solucoes SA	100,870	402,016

Weg SA	202,252	1,262,369

YDUQS Part(1)	57,700	518,587

		$76,671,802

Security	Shares	Value

Bulgaria — 0.1%

CB First Investment Bank AD(1)	235,000	$425,819

Chimimport AD	329,922	333,265

MonBat AD	60,235	230,252

Petrol AD(1)	25,625	9,935

Sopharma AD	354,600	654,776

		$1,654,047

Chile — 2.8%

AES Gener SA	1,325,140	$332,200

Aguas Andinas SA, Series A	1,073,898	601,080

Banco de Chile	14,370,869	2,061,686

Banco de Credito e Inversiones SA	20,851	1,313,555

Banco Santander Chile	24,707,062	1,789,118

Cap SA	56,612	580,574

Cencosud SA	935,529	1,847,099

Cia Cervecerias Unidas SA	107,129	1,501,904

Cia Sud Americana de Vapores SA(1)	14,510,741	488,490

Colbun SA	2,922,868	548,857

Embotelladora Andina SA, Class B, PFC Shares	154,121	541,820

Empresa Nacional de Telecomunicaciones SA(1)	191,089	1,750,707

Empresas CMPC SA	710,444	1,666,077

Empresas COPEC SA	396,674	3,639,857

Enel Americas SA	10,652,906	1,757,692

Enel Chile SA	9,679,267	877,302

Engie Energia Chile SA	173,855	306,215

Forus SA	87,698	193,081

Inversiones Aguas Metropolitanas SA	130,715	190,870

Inversiones La Construccion SA	27,038	424,380

Itau CorpBanca	91,142,033	706,854

Latam Airlines Group SA	393,944	3,754,699

Parque Arauco SA	541,699	1,475,791

Ripley Corp. SA	721,671	532,529

S.A.C.I. Falabella	580,600	3,587,438

Sociedad Matriz SAAM SA	6,242,812	567,516

Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	58,504	1,716,025

Sonda SA	736,417	972,803

Vina Concha y Toro SA	433,836	871,967

		$36,598,186

China — 11.6%

3SBio, Inc.(3)	788,500	$1,331,598

AECC Aviation Power Co., Ltd.	40,221	136,634

Agile Group Holdings, Ltd.	254,000	326,457

Agricultural Bank of China, Ltd., Class H	1,832,000	741,548

7	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

Aier Eye Hospital Group Co., Ltd., Class A	39,319	$172,962

Air China, Ltd., Class H	628,000	609,871

Aisino Corp.	38,800	128,198

Alibaba Group Holding, Ltd. ADR(1)	15,200	2,631,272

Aluminum Corp. of China, Ltd., Class H(1)	2,486,000	811,808

Angang Steel Co., Ltd., Class H	1,258,400	477,320

Anhui Conch Cement Co., Ltd., Class H	590,500	3,409,687

ANTA Sports Products, Ltd.	139,000	1,037,626

Baidu, Inc. ADR(1)	11,300	1,262,210

Bank of Beijing Co., Ltd.	182,760	148,728

Bank of China, Ltd., Class H	1,834,000	744,765

Bank of Communications, Ltd., Class H	1,053,900	766,763

Bank of Nanjing Co., Ltd.	169,400	202,801

Bank of Ningbo Co., Ltd., Class A	67,000	228,369

Beijing Capital International Airport Co., Ltd., Class H	436,000	343,528

Beijing Enterprises Holdings, Ltd.	135,000	659,099

Beijing Enterprises Water Group, Ltd.	1,560,000	821,100

Beijing Originwater Technology Co., Ltd., Class A	127,500	120,997

Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	98,410	107,013

Beijing Tongrentang Co., Ltd.	22,000	90,287

Beijing Water Business Doctor Co., Ltd., Class A	101,700	99,144

Beijing Xinwei Technology Group Co., Ltd.(1)(2)	93,610	0

BOE Technology Group Co., Ltd., Class A	514,900	299,852

Brilliance China Automotive Holdings, Ltd.	650,000	708,377

BYD Co., Ltd., Class H	126,200	788,577

Cangzhou Mingzhu Plastic Co., Ltd., Class A	135,226	73,639

CGN Power Co., Ltd., Class H(3)	2,585,000	746,137

Changchun High & New Technology Industry Group, Inc., Class A	3,100	148,510

Changjiang Securities Co., Ltd., Class A	213,800	229,139

Chengdu Xingrong Environment Co., Ltd., Class A	243,600	168,056

China Agri-Industries Holdings, Ltd.	2,074,000	631,322

China Biologic Products Holdings, Inc.(1)	17,600	1,688,368

China Bluechemical, Ltd., Class H	1,270,000	348,195

China Cinda Asset Management Co., Ltd., Class H	1,495,000	326,133

China CITIC Bank Corp., Ltd., Class H	343,000	190,037

China Coal Energy Co., Ltd., Class H	1,058,000	409,930

China Communications Construction Co., Ltd., Class H	509,000	429,012

China Communications Services Corp., Ltd., Class H	658,000	458,106

China Construction Bank Corp., Class H	2,016,630	1,548,228

China Dongxiang Group Co., Ltd.	4,257,000	525,220

China Everbright International, Ltd.	373,925	329,282

China Everbright, Ltd.	186,000	245,703

China Evergrande Group	354,000	934,580

Security	Shares	Value

China (continued)

China Fortune Land Development Co., Ltd.	52,329	$220,315

China Gas Holdings, Ltd.	520,000	2,154,612

China Huishan Dairy Holdings Co., Ltd.(1)(2)	1,800,000	0

China International Marine Containers Co., Ltd.	579,206	548,590

China International Travel Service Corp., Ltd.	16,300	212,732

China Life Insurance Co., Ltd., Class H	267,000	680,094

China Longyuan Power Group Corp., Ltd., Class H	1,260,000	770,478

China Mengniu Dairy Co., Ltd.	581,000	2,344,359

China Merchants Bank Co., Ltd., Class H	323,024	1,600,228

China Merchants Port Holdings Co., Ltd.	318,035	526,337

China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	74,674	222,154

China Minsheng Banking Corp., Ltd., Class H	1,109,788	764,432

China Mobile, Ltd.	224,000	1,904,980

China Molybdenum Co., Ltd., Class H	2,058,000	585,313

China National Building Material Co., Ltd., Class H	1,138,000	997,712

China National Nuclear Power Co., Ltd.	210,800	171,740

China Northern Rare Earth Group High-Tech Co., Ltd.	117,100	189,664

China Oilfield Services, Ltd., Class H	698,000	787,400

China Overseas Land & Investment, Ltd.	314,160	1,070,989

China Pacific Insurance (Group) Co., Ltd., Class H	196,400	837,740

China Petroleum & Chemical Corp., Class H	4,390,300	2,818,618

China Railway Construction Corp., Ltd., Class H	436,500	504,340

China Railway Group, Ltd., Class H	1,385,000	969,725

China Resources Beer Holdings Co., Ltd.	378,000	1,771,103

China Resources Gas Group, Ltd.	212,000	1,073,057

China Resources Land, Ltd.	302,000	1,290,569

China Resources Medical Holdings Co., Ltd.	355,000	256,682

China Resources Power Holdings Co., Ltd.	575,600	826,571

China Shenhua Energy Co., Ltd., Class H	837,000	1,653,539

China Shineway Pharmaceutical Group, Ltd.	381,000	317,762

China Shipbuilding Industry Co., Ltd.	185,800	161,056

China Southern Airlines Co., Ltd., Class H	564,000	361,526

China State Construction Engineering Corp., Ltd.	156,440	132,917

China Taiping Insurance Holdings Co., Ltd.	110,200	304,956

China Telecom Corp., Ltd., Class H	1,120,000	499,554

China Travel International Investment Hong Kong, Ltd.	1,998,000	367,272

China Unicom (Hong Kong), Ltd.	356,372	347,197

China United Network Communications, Ltd., Class A	711,800	608,846

China Vanke Co., Ltd., Class H	742,520	2,788,965

China Yangtze Power Co., Ltd.	162,200	439,748

Chongqing Changan Automobile Co., Ltd., Class A	98,800	112,992

CIFI Holdings Group Co., Ltd.	772,000	492,134

CITIC Guoan Information Industry Co., Ltd., Class A	138,800	77,160

CITIC, Ltd.	813,000	1,076,467

CNOOC, Ltd.	2,111,000	3,480,540

8	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

COSCO SHIPPING Development Co., Ltd., Class H	4,252,000	$523,465

COSCO SHIPPING Energy Transportation Co., Ltd., Class H	912,000	519,400

COSCO SHIPPING Holdings Co., Ltd., Class H(1)	1,482,975	551,520

COSCO SHIPPING Ports, Ltd.	516,000	449,682

Country Garden Holdings Co., Ltd.	685,631	923,754

Country Garden Services Holdings Co., Ltd.	155,589	374,642

CSPC Pharmaceutical Group, Ltd.	1,192,000	2,068,568

Ctrip.com International, Ltd. ADR(1)	35,554	1,385,895

Daqin Railway Co., Ltd.	104,300	119,328

Datang International Power Generation Co., Ltd., Class H	2,626,000	590,045

Dong-E-E-Jiao Co., Ltd., Class A	16,200	78,054

Dongfeng Motor Group Co., Ltd., Class H	690,000	615,420

Dr Peng Telecom & Media Group Co., Ltd.(1)	104,900	110,339

East Money Information Co., Ltd., Class A	58,632	122,829

Focus Media Information Technology Co., Ltd., Class A	196,344	143,343

Ganfeng Lithium Co., Ltd., Class A	51,150	162,636

GD Power Development Co., Ltd.	269,900	99,658

Gemdale Corp.	80,700	142,179

Golden Eagle Retail Group, Ltd.	739,000	853,337

Great Wall Motor Co., Ltd., Class H	715,000	484,350

Gree Electric Appliances, Inc. of Zhuhai, Class A	46,500	369,738

Guangdong Baolihua New Energy Stock Co., Ltd., Class A	255,400	238,004

Guangdong Investment, Ltd.	784,000	1,647,768

Guangzhou Automobile Group Co., Ltd., Class H	579,218	588,917

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	320,000	1,314,832

Guangzhou R&F Properties Co., Ltd., Class H	302,000	546,406

Guosen Securities Co., Ltd., Class A	117,628	231,277

Haier Electronics Group Co., Ltd.	161,000	378,396

Haier Smart Home Co., Ltd.	66,800	161,995

Han’s Laser Technology Industry Group Co., Ltd., Class A	23,400	98,238

Hangzhou Hikvision Digital Technology Co., Ltd., Class A	41,700	184,722

Harbin Pharmaceutical Group Co., Ltd.(1)	150,900	84,491

Henan Shuanghui Investment & Development Co., Ltd., Class A	34,200	118,819

Hengan International Group Co., Ltd.	178,000	1,346,326

Hengtong Optic-electric Co., Ltd.	38,780	89,808

Hesteel Co., Ltd., Class A	506,400	200,714

Huadian Power International Corp., Ltd., Class H	1,100,000	460,410

Huadong Medicine Co., Ltd., Class A	56,653	224,835

Huaneng Power International, Inc., Class H	2,634,000	1,526,174

Security	Shares	Value

China (continued)

Huaneng Renewables Corp., Ltd., Class H	1,716,000	$466,401

Huaxia Bank Co., Ltd.	146,972	160,710

Huayu Automotive Systems Co., Ltd.	82,008	273,798

Hubei Energy Group Co., Ltd., Class A	277,714	168,861

Humanwell Healthcare Group Co., Ltd.(1)	69,600	107,687

Hundsun Technologies, Inc.	21,710	221,892

Iflytek Co., Ltd., Class A(1)	34,550	163,520

Industrial & Commercial Bank of China, Ltd., Class H	1,526,000	1,024,779

Industrial Bank Co., Ltd.	97,902	270,435

Inner Mongolia BaoTou Steel Union Co., Ltd.	707,000	161,463

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	53,200	239,461

JD.com, Inc. ADR(1)	33,900	1,013,949

Jiangsu Expressway Co., Ltd., Class H	428,000	576,667

Jiangsu Hengrui Medicine Co., Ltd.	26,918	259,550

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,600	244,770

Jiangxi Copper Co., Ltd., Class H	805,000	996,270

Jinke Properties Group Co., Ltd., Class A	130,499	118,288

Jinyu Bio-Technology Co., Ltd.	43,862	97,552

Jizhong Energy Resources Co., Ltd., Class A	231,400	125,324

Kangmei Pharmaceutical Co., Ltd.	61,700	28,778

Kingboard Holdings., Ltd.	256,100	629,821

Kunlun Energy Co., Ltd.	668,000	582,581

Kweichow Moutai Co., Ltd.	4,100	574,997

KWG Group Holdings, Ltd.	476,000	442,562

Lee & Man Paper Manufacturing, Ltd.	788,000	480,995

Lenovo Group, Ltd.	1,316,000	1,058,924

Lepu Medical Technology Beijing Co., Ltd., Class A	33,300	118,962

Li Ning Co., Ltd.	450,208	1,109,945

Longfor Group Holdings, Ltd.(3)	149,500	552,879

LONGi Green Energy Technology Co., Ltd.	60,242	223,496

Luxshare Precision Industry Co., Ltd., Class A	92,443	287,674

Luye Pharma Group, Ltd.(3)	496,500	383,387

Maanshan Iron & Steel Co., Ltd., Class H	1,832,000	694,435

Midea Group Co., Ltd., Class A	32,300	254,412

NARI Technology Co., Ltd.	48,600	132,492

NetEase, Inc. ADR	3,500	807,870

New Oriental Education & Technology Group, Inc. ADR(1)	9,000	938,790

Nine Dragons Paper Holdings, Ltd.	615,000	497,794

Oceanwide Holdings Co., Ltd., Class A	204,000	149,372

Offshore Oil Engineering Co., Ltd.	217,300	169,418

OFILM Group Co., Ltd., Class A	65,800	79,987

Oriental Energy Co., Ltd., Class A	132,900	155,839

Oriental Pearl Group Co., Ltd., Class A	75,920	108,826

PetroChina Co., Ltd., Class H	4,840,000	2,567,153

Ping An Bank Co., Ltd., Class A	151,588	308,276

9	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

Ping An Insurance (Group) Co. of China, Ltd., Class H	259,500	$3,058,417

Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,600	164,181

Poly Developments and Holdings Group Co., Ltd., Class A	179,100	366,677

Poly Property Group Co., Ltd.	946,000	348,984

Power Construction Corp. of China, Ltd.	187,000	134,011

RiseSun Real Estate Development Co., Ltd., Class A	163,200	205,932

SAIC Motor Corp., Ltd.	82,400	295,614

Sanan Optoelectronics Co., Ltd.	84,900	139,960

SDIC Power Holdings Co., Ltd.	98,000	120,874

Semiconductor Manufacturing International Corp.(1)	787,700	927,814

Shandong Gold Mining Co., Ltd.(1)	42,500	258,958

Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,720,000	1,639,782

Shanghai Electric Group Co., Ltd., Class H	1,792,000	622,410

Shanghai Industrial Holdings, Ltd.	204,000	417,972

Shanghai Pudong Development Bank Co., Ltd., Class A	136,500	233,786

Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	180,704

Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	152,700	135,097

Shenzhen Inovance Technology Co., Ltd., Class A	56,300	202,475

Shenzhen Investment, Ltd.	674,000	241,670

Shenzhen Overseas Chinese Town Co., Ltd., Class A	176,600	183,790

Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	171,300	107,482

Shimao Property Holdings, Ltd.	227,000	626,929

Siasun Robot & Automation Co., Ltd., Class A(1)	55,000	125,942

Sichuan Chuantou Energy Co., Ltd.	152,000	206,213

Sihuan Pharmaceutical Holdings Group, Ltd.	3,161,000	647,567

SINA Corp.(1)	5,700	222,984

Sino Biopharmaceutical, Ltd.	1,860,000	2,268,764

Sino-Ocean Group Holding, Ltd.	1,455,500	585,620

Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,963,000	684,857

Sinopharm Group Co., Ltd., Class H	479,200	1,771,408

Sun Art Retail Group, Ltd.	1,011,500	1,024,287

Sunac China Holdings, Ltd.	249,000	1,123,157

Suning.com Co., Ltd, Class A	69,200	107,066

TCL Corp., Class A	373,200	183,490

Tencent Holdings, Ltd.	168,702	7,860,326

Tianqi Lithium Corp., Class A	44,850	150,398

Tingyi (Cayman Islands) Holding Corp.	622,000	928,282

Tongling Nonferrous Metals Group Co., Ltd., Class A	424,000	142,330

Tsingtao Brewery Co., Ltd., Class H	190,000	1,111,262

Tus Environmental Science and Technology Development Co., Ltd., Class A	65,660	98,960

Security	Shares	Value

China (continued)

Wanhua Chemical Group Co., Ltd.	19,665	$124,480

Want Want China Holdings, Ltd.	1,949,000	1,515,834

Weichai Power Co., Ltd., Class H	699,600	1,074,401

Wens Foodstuffs Group Co., Ltd., Class A	42,500	249,074

West China Cement, Ltd.	3,420,000	576,282

WH Group, Ltd.(3)	2,378,000	2,314,673

Wuliangye Yibin Co., Ltd., Class A	18,600	323,112

Xiaomi Corp., Class B(1)(3)	1,107,000	1,264,169

Xinhu Zhongbao Co., Ltd.	301,800	126,809

Yang Quan Coal Industry Group Co., Ltd.	189,300	149,571

Yangzijiang Shipbuilding Holdings, Ltd.	326,900	337,087

Yanzhou Coal Mining Co., Ltd., Class H	518,000	455,922

Yonghui Superstores Co., Ltd.	124,700	174,351

Yuan Longping High-tech Agriculture Co., Ltd., Class A	65,900	128,042

Yuexiu Property Co., Ltd.	1,590,000	359,432

Yunnan Baiyao Group Co., Ltd., Class A	21,200	232,956

Yunnan Chihong Zinc & Germanium Co., Ltd.	160,600	111,022

Zhaojin Mining Industry Co., Ltd., Class H	372,500	432,952

Zhejiang Dahua Technology Co., Ltd., Class A	69,550	161,057

Zhejiang Expressway Co., Ltd., Class H	422,000	408,473

Zhejiang Huahai Pharmaceutical Co., Ltd.(1)	37,500	88,423

Zhengzhou Yutong Bus Co., Ltd.	66,400	124,409

Zhongjin Gold Corp., Ltd.	115,900	157,330

Zhongtian Financial Group Co., Ltd., Class A	315,000	170,709

Zhuzhou CRRC Times Electric Co., Ltd., Class H	89,500	427,793

Zijin Mining Group Co., Ltd., Class H	3,588,000	1,435,959

ZTE Corp., Class H(1)	456,103	1,362,217

		$152,263,680

Colombia — 1.5%

Almacenes Exito SA	240,918	$1,277,678

Avianca Holdings SA, PFC Shares	551,298	268,850

Banco Davivienda SA, PFC Shares	36,732	460,587

Bancolombia SA	84,155	1,008,035

Bancolombia SA ADR, PFC Shares	38,600	1,925,368

Celsia SA ESP	740,070	1,003,774

Cementos Argos SA	487,554	1,142,752

Cemex Latam Holdings SA(1)	173,596	222,225

Corporacion Financiera Colombiana SA(1)	30,859	254,138

Ecopetrol SA	3,529,471	3,162,714

Grupo Argos SA	346,526	1,776,499

Grupo Aval Acciones y Valores SA, PFC Shares	1,441,727	555,874

Grupo de Inversiones Suramericana SA	86,859	913,349

Grupo de Inversiones Suramericana SA, PFC Shares	38,415	372,333

Grupo Nutresa SA	320,862	2,456,637

10	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Colombia (continued)

Interconexion Electrica SA	448,261	$2,431,946

		$19,232,759

Croatia — 0.7%

AD Plastik DD	2,428	$66,908

Adris Grupa DD, PFC Shares	22,699	1,589,374

Atlantic Grupa DD	1,465	270,500

Atlantska Plovidba DD(1)	4,389	267,104

Ericsson Nikola Tesla DD	4,264	729,713

Hrvatski Telekom DD	87,575	2,097,944

INA Industrija Nafte DD	900	431,746

Koncar-Elektroindustrija DD	2,396	224,093

Kras DD	4,381	256,536

Ledo DD(1)(2)	978	0

Podravka Prehrambena Industrija DD	15,808	982,532

Valamar Riviera DD	304,982	1,707,404

Zagrebacka Banka DD	78,143	726,108

		$9,349,962

Czech Republic — 0.7%

CEZ AS	178,200	$3,995,437

Komercni Banka AS	107,288	4,138,575

Philip Morris CR AS	1,678	988,269

		$9,122,281

Egypt — 0.7%

Alexandria Mineral Oils Co.	519,744	$116,104

Commercial International Bank Egypt SAE	567,741	2,518,836

Eastern Co. SAE	1,027,297	984,227

Egypt Kuwait Holding Co. SAE	395,868	485,999

Egyptian Financial Group-Hermes Holding Co.	264,772	265,433

ElSewedy Electric Co.	1,186,970	882,242

Ezz Steel Co SAE(1)	330,083	164,747

Global Telecom Holding SAE(1)	2,947,624	885,504

Juhayna Food Industries	658,122	397,770

Orascom Investment Holding(1)	3,692,103	135,475

Oriental Weavers	383,580	238,712

Palm Hills Developments SAE(1)	2,709,769	332,513

Pioneers Holding for Financial Investments SAE(1)	225,466	69,959

Sidi Kerir Petrochemicals Co.	202,688	103,335

Six of October Development & Investment Co.	382,178	306,476

Talaat Moustafa Group	1,151,986	695,408

Telecom Egypt	576,834	488,169

		$9,070,909

Security	Shares	Value

Estonia — 0.6%

AS Merko Ehitus	78,018	$832,125

AS Tallink Grupp	3,623,652	3,816,600

AS Tallinna Kaubamaja Grupp	192,740	1,765,049

AS Tallinna Vesi	116,590	1,431,010

Nordecon AS	145,374	173,520

		$8,018,304

Ghana — 0.2%

CAL Bank, Ltd.	2,063,694	$380,412

Ghana Commercial Bank, Ltd.	1,626,918	1,494,496

Produce Buying Co., Ltd.(1)	28	0

Standard Chartered Bank of Ghana, Ltd.	244,300	858,944

		$2,733,852

Greece — 1.5%

Aegean Airlines SA	27,897	$252,288

Alpha Bank AE(1)	907,413	1,761,320

Athens Water Supply & Sewage Co. SA	59,947	547,997

Costamare, Inc.	71,719	432,466

Diana Shipping, Inc.(1)	116,290	384,920

Ellaktor SA(1)	100,337	240,835

Eurobank Ergasias SA(1)	903,107	877,030

FF Group(1)(2)	46,335	0

GasLog, Ltd.	38,401	546,830

GEK Terna Holding Real Estate Construction SA(1)	99,900	707,583

Hellenic Exchanges - Athens Stock Exchange SA	74,720	409,890

Hellenic Petroleum SA	46,772	487,706

Hellenic Telecommunications Organization SA	197,948	2,721,823

Holding Co. ADMIE IPTO SA	174,643	436,094

JUMBO SA	67,636	1,325,581

Motor Oil (Hellas) Corinth Refineries SA	62,160	1,541,074

Mytilineos SA	94,494	1,148,489

National Bank of Greece SA(1)	350,261	1,021,474

OPAP SA	144,112	1,622,013

Public Power Corp. SA(1)	150,886	469,852

StealthGas, Inc.(1)	37,397	136,125

Terna Energy SA	60,987	488,676

Titan Cement Co. SA	105,165	2,286,194

Tsakos Energy Navigation, Ltd.	80,600	245,830

		$20,092,090

Hungary — 0.7%

Magyar Telekom Telecommunications PLC	521,442	$754,415

MOL Hungarian Oil & Gas PLC	294,700	2,990,819

OTP Bank Nyrt.	75,800	3,156,763

11	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hungary (continued)

Richter Gedeon Nyrt.	145,700	$2,559,963

		$9,461,960

India — 5.6%

ABB India, Ltd.	19,900	$395,294

ACC, Ltd.	18,085	408,806

Adani Enterprises, Ltd.	180,900	335,575

Adani Gas, Ltd.	180,900	391,416

Adani Ports and Special Economic Zone, Ltd.	137,520	751,889

Adani Power, Ltd.(1)	556,250	488,110

Adani Transmission, Ltd.(1)	190,553	570,212

Aditya Birla Capital, Ltd.(1)	94,280	112,226

Aditya Birla Fashion and Retail, Ltd.(1)	92,050	251,305

Ambuja Cements, Ltd.	191,950	558,298

Asian Paints, Ltd.	43,100	949,994

Aurobindo Pharma, Ltd.	18,125	149,396

Axis Bank, Ltd.	66,806	652,668

Bajaj Auto, Ltd.	13,775	500,114

Bank of Baroda(1)	109,850	169,329

Bank of India(1)	109,562	114,218

Bharat Forge, Ltd.	68,789	422,412

Bharat Heavy Electricals, Ltd.	648,450	552,165

Bharat Petroleum Corp., Ltd.	78,872	393,658

Bharti Airtel, Ltd.	695,223	3,384,092

Bharti Infratel, Ltd.	315,991	1,118,559

Biocon, Ltd.	175,318	575,294

Canara Bank(1)	67,631	229,760

Cipla, Ltd.	131,806	989,309

Coal India, Ltd.	126,399	373,574

Colgate-Palmolive (India), Ltd.	33,518	578,134

Container Corp. of India, Ltd.	97,674	726,340

Crompton Greaves Consumer Electricals, Ltd.	153,025	509,635

Cummins India, Ltd.	49,900	515,026

Dabur India, Ltd.	146,992	908,626

Divi’s Laboratories, Ltd.	31,384	743,015

DLF, Ltd.	327,850	840,251

Dr. Reddy’s Laboratories, Ltd.	29,945	1,111,859

Eicher Motors, Ltd.	2,146	503,973

GAIL (India), Ltd.	556,986	1,039,849

GlaxoSmithKline Pharmaceuticals, Ltd.	17,360	303,532

Glenmark Pharmaceuticals, Ltd.	61,248	377,892

GMR Infrastructure, Ltd.(1)	1,721,400	374,770

Godrej Consumer Products, Ltd.	33,317	289,960

Grasim Industries, Ltd.	41,543	471,435

Gujarat State Petronet, Ltd.	176,208	544,752

Havells India, Ltd.	40,009	373,860

Security	Shares	Value

India (continued)

HCL Technologies, Ltd.	50,523	$757,245

HDFC Bank, Ltd.	57,923	1,887,702

Hero MotoCorp, Ltd.	17,877	607,119

Hindalco Industries, Ltd.	182,020	501,454

Hindustan Petroleum Corp., Ltd.	81,188	310,973

Hindustan Unilever, Ltd.	108,191	2,703,319

Hindustan Zinc, Ltd.	103,100	323,885

Housing Development Finance Corp., Ltd.	46,502	1,430,576

ICICI Bank, Ltd.	114,517	706,729

IDBI Bank, Ltd.(1)	161,700	65,268

IDFC Bank, Ltd.(1)	260,034	157,880

IDFC, Ltd.(1)	260,034	135,425

Indiabulls Housing Finance, Ltd.	19,115	148,209

Indiabulls Real Estate, Ltd.(1)	228,961	289,567

Indian Hotels Co., Ltd. (The)	197,136	407,255

Indian Oil Corp., Ltd.	242,425	487,063

Infosys, Ltd.	293,092	3,350,737

ITC, Ltd.	375,295	1,472,594

Jindal Steel & Power, Ltd.(1)	129,924	252,273

JSW Steel, Ltd.	203,796	698,630

Kotak Mahindra Bank, Ltd.	31,020	681,742

Larsen & Toubro, Ltd.	78,408	1,576,826

Lupin, Ltd.	80,300	892,998

Mahindra & Mahindra, Ltd.	94,791	753,060

Maruti Suzuki India, Ltd.	17,711	1,403,166

Nestle India, Ltd.	4,923	831,021

NTPC, Ltd.	973,812	1,786,167

Oberoi Realty, Ltd.(1)	31,878	253,063

Oil & Natural Gas Corp., Ltd.	251,509	504,411

Oracle Financial Services Software, Ltd.	5,025	247,356

Piramal Enterprises, Ltd.	31,480	826,932

Power Grid Corporation of India, Ltd.	561,700	1,726,881

Reliance Industries, Ltd.	272,852	4,595,511

Reliance Infrastructure, Ltd.	101,537	70,808

Reliance Power, Ltd.(1)	658,646	35,251

Siemens, Ltd.	33,479	554,823

Sobha, Ltd.	26,300	209,209

State Bank of India(1)	73,106	351,659

Steel Authority of India, Ltd.(1)	513,200	316,966

Sun Pharmaceutical Industries, Ltd.	227,118	1,402,343

Sun TV Network, Ltd.	55,449	379,684

Suzlon Energy, Ltd.(1)	2,099,450	127,608

Tata Communications, Ltd.	104,859	712,569

Tata Consultancy Services, Ltd.	69,769	2,228,410

Tata Global Beverages, Ltd.	74,700	271,229

Tata Motors, Ltd.(1)	208,855	409,019

12	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)

Tata Power Co., Ltd. (The)	697,463	$611,122

Tata Steel, Ltd.	70,165	439,314

Tech Mahindra, Ltd.	57,252	526,628

Titan Co., Ltd.	56,002	855,434

UltraTech Cement, Ltd.	12,390	777,164

Unitech, Ltd.(1)	2,836,900	41,005

United Spirits, Ltd.(1)	80,035	687,494

UPL, Ltd.	81,370	700,391

Vedanta, Ltd.	337,085	747,395

Vodafone Idea, Ltd.(1)	3,478,480	348,394

Voltas, Ltd.	87,855	738,332

Wipro, Ltd.	179,977	694,047

Yes Bank, Ltd.	156,523	202,871

Zee Entertainment Enterprises, Ltd.	206,320	1,078,645

		$73,341,433

Indonesia — 3.1%

Adaro Energy Tbk PT	12,309,500	$1,106,974

AKR Corporindo Tbk PT	1,649,000	468,169

Aneka Tambang Tbk	10,251,500	675,341

Astra Argo Lestari Tbk PT	544,200	386,363

Astra International Tbk PT	8,480,200	4,203,039

Bank Central Asia Tbk PT	1,547,600	3,397,565

Bank Danamon Indonesia Tbk PT	591,903	214,048

Bank Mandiri Persero Tbk PT	2,743,800	1,543,645

Bank Negara Indonesia Persero Tbk PT	1,034,000	619,876

Bank Pan Indonesia Tbk PT(1)	4,945,000	506,095

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,068,100	120,725

Bank Rakyat Indonesia Persero Tbk PT	7,661,900	2,427,887

Bank Tabungan Negara Tbk PT	1,779,800	309,272

Bukit Asam Tbk PT	2,764,800	537,326

Bumi Serpong Damai Tbk PT(1)	3,215,100	322,724

Charoen Pokphand Indonesia Tbk PT	2,161,300	827,036

Gudang Garam Tbk PT	188,000	1,009,918

Hanson International Tbk PT(1)	23,744,500	174,457

Indo Tambangraya Megah Tbk PT	361,400	431,789

Indocement Tunggal Prakarsa Tbk PT	1,172,500	1,862,704

Indofood Sukses Makmur Tbk PT	1,858,100	932,911

Jasa Marga (Persero) Tbk PT	1,366,100	580,179

Kalbe Farma Tbk PT	13,399,800	1,400,159

Lippo Karawaci Tbk PT	19,017,880	378,979

Matahari Department Store Tbk PT	686,300	181,072

Medco Energi Internasional Tbk PT(1)	9,927,500	597,579

Media Nusantara Citra Tbk PT	3,201,000	312,414

Mitra Keluarga Karyasehat Tbk PT	3,345,900	483,595

Security	Shares	Value

Indonesia (continued)

MNC Investama Tbk PT(1)	49,042,500	$272,317

Perusahaan Gas Negara Tbk PT	7,539,200	1,095,322

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,297,700	399,412

PP Persero Tbk PT	2,468,989	374,684

Semen Indonesia Persero Tbk PT	2,039,600	1,854,074

Sigmagold Inti Perkasa Tbk PT(1)(2)	17,097,000	12,197

Siloam International Hospitals Tbk PT(1)	1,962,400	879,630

Surya Semesta Internusa Tbk PT	6,615,900	381,145

Telekomunikasi Indonesia Persero Tbk PT	12,890,700	3,934,004

Tower Bersama Infrastructure Tbk PT	787,700	235,796

Unilever Indonesia Tbk PT	364,900	1,130,699

United Tractors Tbk PT	931,483	1,649,900

Vale Indonesia Tbk PT(1)	4,133,500	884,664

Waskita Karya Persero Tbk PT	3,562,200	515,792

Wijaya Karya Persero Tbk PT	2,252,900	372,307

XL Axiata Tbk PT(1)	2,092,600	479,514

		$40,483,298

Jordan — 0.8%

Al-Eqbal Investment Co. PLC(1)	59,475	$993,117

Arab Bank PLC	540,810	4,587,388

Arab Potash Co. PLC	43,763	1,159,814

Bank of Jordan	119,866	361,481

Cairo Amman Bank	193,771	303,285

Capital Bank of Jordan	243,043	331,979

Jordan Ahli Bank	251,292	347,596

Jordan Islamic Bank	95,145	388,888

Jordan Petroleum Refinery	225,864	1,046,244

Jordanian Electric Power Co.	179,108	312,827

		$9,832,619

Kazakhstan — 0.7%

Halyk Savings Bank of Kazakhstan JSC GDR(4)	266,602	$3,710,836

KAZ Minerals PLC	458,342	3,172,690

Kcell JSC GDR(1)(4)	414,605	1,892,355

Nostrum Oil & Gas PLC(1)	75,523	40,297

		$8,816,178

Kenya — 0.7%

ARM Cement, Ltd.(1)(2)	1,653,600	$0

Bamburi Cement Co., Ltd.	325,100	356,821

Barclays Bank of Kenya, Ltd.	4,356,960	443,236

British American Tobacco Kenya, Ltd.	52,000	257,167

Co-operative Bank of Kenya, Ltd. (The)	3,447,112	382,182

13	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kenya (continued)

East African Breweries, Ltd.	1,086,780	$2,092,386

Equity Group Holdings PLC	3,843,700	1,480,113

KCB Group, Ltd.	2,905,020	1,118,085

Kenya Power & Lighting, Ltd.(1)	7,482,654	284,405

Nation Media Group PLC	488,284	219,681

Safaricom PLC	9,954,372	2,628,881

Standard Chartered Bank Kenya, Ltd.	219,542	413,192

		$9,676,149

Kuwait — 1.5%

Agility Public Warehousing Co. KSC	666,512	$1,754,015

Ahli United Bank	240,820	282,863

Al Ahli Bank of Kuwait KSCP	209,247	222,917

ALAFCO Aviation Lease and Finance Co. KSCP	225,463	216,062

Boubyan Bank KSCP	284,622	562,873

Boubyan Petrochemicals Co. KSCP	283,836	810,274

Burgan Bank SAK	270,556	312,350

Commercial Bank of Kuwait KSCP	363,024	596,211

Commercial Real Estate Co. KSCC	1,513,762	466,844

Gulf Bank KSCP	553,473	577,712

Gulf Cable & Electrical Industries Co. KSCP	152,800	233,944

Jazeera Airways Co. KSC	81,382	254,231

Kuwait Cement Co.	333,684	310,022

Kuwait Finance House KSCP	1,022,182	2,615,010

Kuwait Portland Cement Co. KSC	72,250	286,837

Kuwait Projects Co. Holdings KSC	378,400	285,322

Kuwait Real Estate Co. KSC(1)	492,240	132,919

Mabanee Co. SAKC	387,636	1,005,555

Mezzan Holding Co. KSCC	65,569	134,574

Mobile Telecommunications Co.	1,718,087	3,258,828

National Bank of Kuwait SAK	1,135,306	3,725,851

National Industries Group Holding SAK	841,419	694,483

National Real Estate Co. KPSC(1)	1,043,207	290,946

Qurain Petrochemical Industries Co.	490,699	571,803

Warba Bank KSCP(1)	508,308	429,003

		$20,031,449

Latvia — 0.0%(5)

Grindeks	42,000	$596,641

		$596,641

Lithuania — 0.3%

Apranga PVA	427,588	$867,033

Energijos Skirstymo Operatorius AB	128,934	105,570

Klaipedos Nafta AB	1,345,900	575,572

Security	Shares	Value

Lithuania (continued)

Pieno Zvaigzdes	104,200	$115,043

Rokiskio Suris	122,500	336,633

Siauliu Bankas	2,303,871	1,260,108

		$3,259,959

Malaysia — 3.0%

Aeon Co. (M) Bhd	661,200	$276,192

AirAsia Group Bhd	346,600	164,049

Alliance Bank Malaysia Bhd	150,000	133,428

AMMB Holdings Bhd	145,400	148,729

Astro Malaysia Holdings Bhd	979,300	342,882

Axiata Group Bhd	1,020,750	1,239,472

Berjaya Sports Toto Bhd	590,650	375,788

British American Tobacco Malaysia Bhd	46,200	252,317

Bursa Malaysia Bhd	122,550	200,128

CIMB Group Holdings Bhd	387,500	475,480

Dialog Group Bhd	2,276,114	1,898,729

Digi.com Bhd	776,300	938,301

FGV Holdings Bhd(1)	884,500	241,368

Gamuda Bhd	649,400	581,939

Genting Bhd	903,900	1,501,086

Genting Malaysia Bhd	1,062,600	992,642

Genting Plantations Bhd	122,000	286,777

Globetronics Technology Bhd	736,900	315,063

Hartalega Holdings Bhd	350,100	419,158

Hong Leong Bank Bhd	57,100	247,977

IGB Real Estate Investment Trust	474,900	220,689

IHH Healthcare Bhd	1,197,400	1,657,868

IJM Corp. Bhd	967,680	544,575

Inari Amertron Bhd	2,886,200	1,141,435

IOI Corp. Bhd	469,418	475,405

IOI Properties Group Bhd	1,044,058	317,708

KLCCP Stapled Group	399,100	757,138

Kuala Lumpur Kepong Bhd	93,800	536,212

Magnum Bhd	770,540	499,361

Malayan Banking Bhd	447,687	936,483

Malaysia Airports Holdings Bhd	342,800	694,371

Maxis Bhd	516,400	709,648

MISC Bhd	390,000	680,384

MMC Corp. Bhd	1,217,800	323,574

My EG Services Bhd	2,853,450	1,063,243

Nestle Malaysia Bhd	12,300	442,660

Petronas Chemicals Group Bhd	1,048,400	1,900,050

Petronas Dagangan Bhd	233,500	1,325,723

Petronas Gas Bhd	166,700	648,798

PPB Group Bhd	134,500	609,517

14	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)

Press Metal Aluminium Holdings Bhd	1,092,820	$1,201,815

Public Bank Bhd	204,820	1,085,014

RHB Bank Bhd	101,700	135,386

Sapura Energy Bhd	5,340,168	385,055

Silverlake Axis, Ltd.	1,724,000	650,157

Sime Darby Bhd	1,193,039	630,946

Sime Darby Plantation Bhd	527,239	587,714

Sime Darby Property Bhd	1,732,039	408,929

SP Setia Bhd Group	575,400	272,351

Sunway Bhd	1,128,917	452,935

Sunway Real Estate Investment Trust	688,700	318,814

Supermax Corp. Bhd	1,203,600	481,189

Telekom Malaysia Bhd	533,900	528,025

Tenaga Nasional Bhd	727,825	2,429,643

Top Glove Corp. Bhd	871,100	955,870

UEM Sunrise Bhd	1,683,050	325,059

UMW Holdings Bhd	184,400	225,797

VS Industry Bhd	2,509,800	726,041

YTL Corp. Bhd	1,319,034	328,220

YTL Power International Bhd	893,660	168,643

		$38,813,950

Mauritius — 0.7%

Alteo, Ltd.	852,532	$453,393

CIEL, Ltd.	1,801,109	316,424

MCB Group, Ltd.	436,335	3,424,751

Phoenix Beverages, Ltd.	24,345	379,388

Rogers & Co., Ltd.	1,809,940	2,054,958

SBM Holdings, Ltd.	6,041,362	917,670

Sun, Ltd., Class A	516,880	478,748

Terra Mauricia, Ltd.	432,330	265,490

United Basalt Products, Ltd.	306,621	1,121,571

		$9,412,393

Mexico — 5.5%

Alfa SAB de CV, Series A	2,416,672	$2,093,367

Alsea SAB de CV(1)	694,800	1,420,146

America Movil SAB de CV, Series L	12,581,050	8,816,829

Arca Continental SAB de CV	230,580	1,225,228

Bolsa Mexicana de Valores SAB de CV	776,675	1,290,828

Cemex SAB de CV, Series CPO	7,329,339	2,608,367

Coca-Cola Femsa SAB de CV, Series L	287,500	1,768,769

El Puerto de Liverpool SAB de CV	163,780	796,434

Fibra Uno Administracion SA de CV	2,054,090	2,644,284

Fomento Economico Mexicano SAB de CV, Series UBD	657,156	5,961,941

Security	Shares	Value

Mexico (continued)

Genomma Lab Internacional SAB de CV(1)	2,297,600	$2,100,526

Gentera SAB de CV	573,500	471,040

Grupo Aeroportuario del Pacifico SAB de CV, Class B	264,887	2,658,027

Grupo Aeroportuario del Sureste SAB de CV, Class B	163,785	2,478,515

Grupo Bimbo SAB de CV, Series A	905,245	1,729,832

Grupo Carso SAB de CV, Series A1	741,400	2,371,165

Grupo Elektra SAB de CV	27,083	1,816,778

Grupo Financiero Banorte SAB de CV, Class O	1,146,400	5,735,066

Grupo Financiero Inbursa SAB de CV, Class O	2,347,700	2,875,247

Grupo Mexico SAB de CV, Series B	2,139,079	5,246,192

Grupo Sanborns SAB de CV	126,089	134,881

Grupo Televisa SAB ADR	219,400	2,086,494

Grupo Televisa SAB, Series CPO	325,100	615,805

Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	284,100	369,139

Industrias CH SAB de CV, Series B(1)	222,900	732,192

Industrias Penoles SAB de CV	95,765	881,005

Infraestructura Energetica Nova SAB de CV	180,000	693,747

Kimberly-Clark de Mexico SAB de CV, Class A	712,600	1,478,467

Mexichem SAB de CV	675,699	1,234,778

Minera Frisco SAB de CV(1)	714,800	98,844

Organizacion Soriana SAB de CV, Class B(1)	120,000	126,364

Promotora y Operadora de Infraestructura SAB de CV	193,500	1,741,765

Telesites SAB de CV(1)	1,126,268	671,162

Ternium SA ADR	26,100	551,493

Wal-Mart de Mexico SAB de CV, Series V	1,708,080	5,040,346

		$72,565,063

Morocco — 0.8%

Attijariwafa Bank	37,995	$1,916,020

Banque Centrale Populaire	30,563	867,022

BMCE Bank	29,719	579,551

Cosumar	45,622	1,004,890

Douja Promotion Groupe Addoha SA	160,235	157,631

Label Vie	1,418	356,368

LafargeHolcim Maroc SA	8,628	1,523,562

Lesieur Cristal	19,185	361,962

Managem SA	2,236	196,710

Maroc Telecom	110,498	1,657,492

Samir(1)(2)	15,717	0

Societe d’Exploitation des Ports	29,732	574,724

TAQA Morocco SA	4,428	411,790

TOTAL Maroc SA	1,894	262,353

		$9,870,075

15	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Nigeria — 0.6%

Access Bank PLC	15,309,588	$275,639

Afriland Properties PLC(1)(2)	1,286,159	0

Dangote Cement PLC	2,624,741	1,182,060

Ecobank Transnational, Inc.(1)	5,093,625	113,025

FBN Holdings PLC	20,750,490	327,970

Flour Mills of Nigeria PLC	3,215,556	133,840

Guaranty Trust Bank PLC	18,484,256	1,446,967

Guiness Nigeria PLC	1,391,550	159,240

Lafarge Africa PLC(1)	5,061,475	201,013

Lekoil, Ltd.(1)	1,111,089	55,818

Nestle Nigeria PLC	355,667	1,254,245

Nigerian Breweries PLC	4,747,707	654,922

SEPLAT Petroleum Development Co. PLC(3)	604,091	845,313

Stanbic IBTC Holdings PLC	1,977,675	209,802

Transnational Corp. of Nigeria PLC	44,100,342	116,940

United Bank for Africa PLC	25,521,594	425,523

Zenith Bank PLC	19,093,381	963,650

		$8,365,967

Oman — 0.7%

Bank Dhofar SAOG	970,518	$316,038

Bank Muscat SAOG	2,165,144	2,351,654

Bank Nizwa SAOG(1)	1,001,800	218,419

HSBC Bank Oman SAOG	589,256	181,839

National Bank of Oman SAOG	1,396,197	593,024

Oman Cables Industry SAOG	127,600	262,101

Oman Cement Co. SAOG	578,260	308,785

Oman Flour Mills Co. SAOG	90,796	154,139

Oman Telecommunications Co. SAOG	913,435	1,292,592

Ominvest	374,413	317,320

Ooredoo	659,614	827,664

Raysut Cement Co. SAOG	286,166	231,574

Renaissance Services SAOG(1)	1,256,309	963,059

Sembcorp Salalah Power & Water Co.	1,120,000	307,733

Sohar International Bank SAOG	1,707,287	470,170

		$8,796,111

Pakistan — 0.6%

Bank Alfalah, Ltd.	865,691	$227,116

D.G. Khan Cement Co., Ltd.	322,232	90,187

Engro Corp., Ltd.	270,585	435,469

Engro Fertilizers, Ltd.	610,528	245,215

Fauji Fertilizer Co., Ltd.	560,610	333,954

Habib Bank, Ltd.	612,217	460,341

Hub Power Co., Ltd. (The)	2,473,344	1,088,973

Security	Shares	Value

Pakistan (continued)

K-Electric, Ltd.(1)	4,344,000	$93,744

Kot Addu Power Co., Ltd.	765,900	155,508

Lucky Cement, Ltd.	147,650	350,552

Maple Leaf Cement Factory, Ltd.	624,937	68,865

Mari Petroleum Co., Ltd.	24,530	144,659

MCB Bank, Ltd.	460,830	503,901

Millat Tractors, Ltd.	66,390	328,940

National Bank of Pakistan(1)	672,540	139,097

Nishat Mills, Ltd.	884,171	409,148

Oil & Gas Development Co., Ltd.	520,591	413,412

Pak Elektron, Ltd.(1)	892,000	83,142

Pakistan Oilfields, Ltd.	128,520	327,669

Pakistan Petroleum, Ltd.	453,143	379,679

Pakistan State Oil Co., Ltd.	194,028	182,977

Searle Co., Ltd. (The)	269,627	221,185

SUI Southern Gas Co., Ltd.(1)	864,051	95,616

TRG Pakistan(1)	989,500	76,522

United Bank, Ltd.	406,745	370,872

		$7,226,743

Panama — 0.3%

Copa Holdings SA, Class A	38,129	$3,854,842

		$3,854,842

Peru — 1.4%

Alicorp SAA	410,225	$1,316,296

Cementos Pacasmayo SAA	192,689	349,973

Cia de Minas Buenaventura SA ADR	217,650	3,316,986

Credicorp, Ltd.	41,700	9,090,183

Ferreycorp SAA	1,797,472	1,175,281

Southern Copper Corp.	85,576	3,062,765

Volcan Cia Minera SAA, Class B	2,886,275	419,377

		$18,730,861

Philippines — 2.9%

Aboitiz Equity Ventures, Inc.	841,510	$872,530

Aboitiz Power Corp.	1,716,000	1,191,127

Alliance Global Group, Inc.	1,585,400	483,939

Ayala Corp.	84,565	1,587,326

Ayala Land, Inc.	2,092,000	2,039,861

Ayala Land, Inc., PFC Shares(2)	3,951,800	0

Bank of the Philippine Islands	608,840	1,073,116

BDO Unibank, Inc.	590,794	1,698,793

Bloomberry Resorts Corp.	4,546,400	1,022,834

Cosco Capital, Inc.	3,726,300	501,437

16	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Philippines (continued)

D&L Industries, Inc.	4,201,800	$848,445

DMCI Holdings, Inc.	1,492,900	297,031

First Gen Corp.	1,226,122	639,662

First Philippine Holdings Corp.	220,440	374,837

Globe Telecom, Inc.	29,950	1,262,331

GT Capital Holdings, Inc.	27,518	499,636

International Container Terminal Services, Inc.	271,820	719,454

JG Summit Holdings, Inc.	921,870	1,177,287

Jollibee Foods Corp.	435,820	2,214,686

LT Group, Inc.	1,202,200	332,703

Manila Electric Co.	274,300	1,962,657

Manila Water Co.	701,100	323,327

Megaworld Corp.	4,024,400	483,270

Metro Pacific Investments Corp.	4,416,700	415,162

Metropolitan Bank & Trust Co.	525,427	781,015

Nickel Asia Corp.	9,507,240	471,014

Petron Corp.	4,267,400	464,403

PLDT, Inc.	82,970	1,862,012

Puregold Price Club, Inc.	1,099,300	979,272

Robinsons Land Corp.	1,000,882	537,838

Robinsons Retail Holdings, Inc.	362,300	565,037

San Miguel Corp.	154,070	537,849

Security Bank Corp.	101,780	364,525

Semirara Mining & Power Corp.	1,827,920	825,409

SM Investments Corp.	162,733	3,182,407

SM Prime Holdings, Inc.	3,901,099	2,789,103

Travellers International Hotel Group, Inc.	3,521,900	378,892

Universal Robina Corp.	752,580	2,358,309

Vista Land & Lifescapes, Inc.	1,567,200	235,259

		$38,353,795

Poland — 2.7%

Alior Bank SA(1)	26,565	$319,929

AmRest Holdings SE(1)	71,663	745,280

Asseco Poland SA	243,017	3,434,336

Bank Handlowy w Warszawie SA	11,785	160,284

Bank Millennium SA(1)	196,890	384,479

Bank Polska Kasa Opieki SA	57,442	1,525,962

Boryszew SA(1)	122,670	141,289

Budimex SA	17,729	589,462

CCC SA	25,700	992,206

Ciech SA	32,562	331,906

Cyfrowy Polsat SA	206,500	1,597,106

Enea SA(1)	204,687	434,379

Energa SA(1)	215,408	405,959

Eurocash SA	317,200	1,529,249

Security	Shares	Value

Poland (continued)

Grupa Azoty SA	39,918	$459,297

Grupa Lotos SA	31,066	697,813

ING Bank Slaski SA	12,513	616,217

Jastrzebska Spolka Weglowa SA(1)	58,043	582,971

KGHM Polska Miedz SA(1)	101,713	2,459,213

LPP SA	1,317	2,661,092

Lubelski Wegiel Bogdanka SA	8,815	83,599

mBank SA(1)	5,230	469,594

Netia SA(1)	97,800	118,060

Orange Polska SA(1)	1,310,117	2,277,892

PGE SA(1)	803,788	1,838,109

PKP Cargo SA	40,141	348,976

Polski Koncern Naftowy ORLEN SA	115,790	2,901,281

Polskie Gornictwo Naftowe i Gazownictwo SA	592,315	858,875

Powszechna Kasa Oszczednosci Bank Polski SA	298,805	3,146,575

Powszechny Zaklad Ubezpieczen SA	204,511	2,199,422

Santander Bank Polska SA	11,775	990,970

Tauron Polska Energia SA(1)	1,248,226	507,824

		$35,809,606

Qatar — 1.5%

Aamal Co. QSC	465,350	$100,638

Al Meera Consumer Goods Co.	36,720	147,574

Barwa Real Estate Co.	1,371,670	1,338,844

Commercial Bank PQSC (The)	488,180	641,222

Doha Bank QPSC	337,400	251,865

Gulf International Services QSC(1)	730,130	338,350

Industries Qatar	800,970	2,457,989

Masraf Al Rayan QSC	945,380	988,775

Medicare Group	95,760	194,601

Ooredoo QPSC	709,260	1,383,802

Qatar Electricity & Water Co. QSC	356,450	1,520,909

Qatar Gas Transport Co., Ltd.	1,679,290	1,084,657

Qatar Insurance Co.	348,370	331,941

Qatar International Islamic Bank	117,050	241,389

Qatar Islamic Bank	273,020	1,224,857

Qatar National Bank QPSC	1,084,390	5,782,710

Qatar Navigation QSC	240,210	436,145

United Development Co. QSC	1,202,690	456,767

Vodafone Qatar QSC	1,376,120	529,306

		$19,452,341

Romania — 0.8%

Banca Transilvania SA	5,119,068	$3,097,056

BRD-Groupe Societe Generale SA	384,580	1,227,709

17	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Romania (continued)

OMV Petrom SA	20,225,974	$1,969,831

Societatea Energetica Electrica SA	548,668	1,461,330

Societatea Nationala de Gaze Naturale ROMGAZ SA	159,170	1,245,965

Transelectrica SA	114,909	561,098

Transgaz SA Medias	6,771	576,926

		$10,139,915

Russia — 5.8%

Aeroflot PJSC	131,896	$222,138

Alrosa PJSC	650,100	831,363

Evraz PLC	154,201	1,207,822

Federal Grid Co. Unified Energy System PJSC	177,935,440	510,833

Gazprom PJSC ADR	1,355,333	9,906,674

Globaltrans Investment PLC GDR(4)	122,581	1,071,923

Inter RAO UES PJSC	20,242,070	1,429,164

LSR Group PJSC GDR(4)	186,400	469,205

Lukoil PJSC ADR(6)	1,600	130,320

Lukoil PJSC ADR(6)	82,202	6,746,155

Magnit PJSC	41,447	2,454,207

Magnit PJSC GDR(4)	27,169	391,606

Magnitogorsk Iron & Steel Works PJSC	721,700	483,191

Mail.ru Group, Ltd. GDR(1)(4)	72,911	1,869,940

Mechel PJSC ADR(1)	152,000	319,200

MMC Norilsk Nickel PJSC ADR(6)	823	18,773

MMC Norilsk Nickel PJSC ADR(6)	202,092	4,655,953

Mobile TeleSystems PJSC	565,677	2,348,418

Moscow Exchange MICEX-RTS PJSC	506,840	742,123

Mosenergo PJSC	8,811,603	316,219

Novatek PJSC GDR(4)	19,903	4,152,779

Novolipetsk Steel PJSC GDR	39,000	916,078

PhosAgro PJSC GDR(4)(6)	12,600	157,122

PhosAgro PJSC GDR(4)(6)	28,064	349,215

Polymetal International PLC	84,700	1,020,037

QIWI PLC ADR	11,566	254,105

Rosneft Oil Co. PJSC GDR(4)(6)	3,905	25,875

Rosneft Oil Co. PJSC GDR(4)(6)	269,824	1,779,794

Rostelecom PJSC	657,637	846,252

RusHydro PJSC	119,151,080	1,061,918

Sberbank of Russia PJSC	2,724,688	9,947,822

Severstal PJSC GDR(4)	82,406	1,321,573

Sistema PJSFC	2,303,578	438,148

Surgutneftegas PJSC ADR	227,679	949,590

Surgutneftegas PJSC, PFC Shares	1,968,100	968,977

Tatneft PJSC ADR	57,896	4,064,299

TMK PJSC GDR(4)	64,757	231,153

Transneft PJSC, PFC Shares	445	1,108,300

Security	Shares	Value

Russia (continued)

Unipro PJSC	8,737,000	$366,455

VEON, Ltd. ADR	370,784	1,160,554

VTB Bank PJSC	1,213,960,000	809,828

X5 Retail Group NV GDR(4)	78,400	2,624,926

Yandex NV, Class A(1)	141,300	5,541,786

		$76,221,813

Saudi Arabia — 3.0%

Abdullah Al Othaim Markets Co.	30,295	$689,068

Advanced Petrochemical Co.	9,519	148,457

Al Hammadi Co. for Development and Investment(1)	60,117	350,323

Al Rajhi Bank	95,657	1,749,701

Alandalus Property Co.	60,105	243,125

Aldrees Petroleum and Transport Services Co.	35,520	365,298

Alinma Bank	61,312	409,905

Almarai Co. JSC	176,412	2,374,170

Arab National Bank	49,150	344,739

Arriyadh Development Co.	139,870	564,090

Bank AlBilad	30,000	231,517

Banque Saudi Fransi	27,000	290,164

Dallah Healthcare Co.	25,120	355,492

Dar Al Arkan Real Estate Development Co.(1)	545,237	1,662,500

Emaar Economic City(1)	552,380	1,522,170

Etihad Etisalat Co.(1)	152,803	991,780

Fawaz Abdulaziz Al Hokair & Co.(1)	59,694	352,000

Jarir Marketing Co.	46,074	2,046,848

Leejam Sports Co. JSC	20,900	443,824

Middle East Healthcare Co.(1)	53,535	391,307

Mobile Telecommunications Co. Saudi Arabia(1)	123,207	463,303

Mouwasat Medical Services Co.	41,022	956,620

National Agriculture Development Co. (The)(1)	17,649	116,762

National Commercial Bank	87,935	1,283,784

National Gas & Industrialization Co.	25,806	205,570

National Industrialization Co.(1)	30,681	125,827

National Medical Care Co.	19,273	274,183

Rabigh Refining & Petrochemical Co.(1)	88,189	454,371

Riyad Bank	68,200	472,435

Sahara International Petrochemical Co.	76,374	406,291

Samba Financial Group	80,905	701,924

Saudi Airlines Catering Co.	35,475	853,389

Saudi Arabian Amiantit Co.(1)	106,500	168,421

Saudi Arabian Fertilizer Co.	16,723	391,847

Saudi Arabian Mining Co.(1)	56,208	706,076

Saudi Automotive Services Co.	29,045	125,198

Saudi Basic Industries Corp.	76,791	2,193,294

Saudi British Bank (The)	12,007	126,397

18	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Saudi Arabia (continued)

Saudi Ceramic Co.(1)	46,140	$275,745

Saudi Chemical Co.	25,900	220,517

Saudi Co. for Hardware CJSC	15,187	263,095

Saudi Electricity Co.	759,405	3,953,066

Saudi Ground Services Co.	63,562	519,546

Saudi Industrial Investment Group	28,574	179,263

Saudi Industrial Services Co.	57,275	246,040

Saudi Kayan Petrochemical Co.(1)	59,809	179,300

Saudi Pharmaceutical Industries & Medical Appliances Corp.	19,138	133,343

Saudi Public Transport Co.(1)	82,600	304,550

Saudi Research & Marketing Group(1)	8,978	215,339

Saudi Telecom Co.	125,572	3,605,247

Saudia Dairy & Foodstuff Co.	10,319	337,995

Savola Group (The)(1)	166,646	1,421,896

Seera Group Holding	132,487	648,555

United Electronics Co.	22,007	446,016

United International Transportation Co.	37,546	340,249

Yanbu National Petrochemical Co.	28,127	441,288

		$39,283,220

Slovenia — 0.7%

Cinkarna Celje DD	2,659	$559,913

KRKA DD	42,669	2,855,675

Luka Koper	36,558	1,142,961

Petrol	4,871	1,946,953

Pozavarovalnica Sava DD	42,725	780,932

Telekom Slovenije DD	13,820	968,109

Zavarovalnica Triglav DD	26,606	932,213

		$9,186,756

South Africa — 5.6%

Absa Group, Ltd.	94,735	$1,049,720

AECI, Ltd.	52,556	342,089

African Rainbow Minerals, Ltd.	35,834	441,418

Anglo American Platinum, Ltd.	12,485	741,160

AngloGold Ashanti, Ltd.	79,824	1,371,751

Aspen Pharmacare Holdings, Ltd.	392,807	2,465,483

Astral Foods, Ltd.	18,500	212,289

AVI, Ltd.	186,900	1,130,760

Barloworld, Ltd.	357,375	2,995,846

Bid Corp., Ltd.	119,527	2,500,164

Bidvest Group, Ltd. (The)	326,254	4,177,898

Capitec Bank Holdings, Ltd.	8,932	733,740

Clicks Group, Ltd.	109,500	1,555,164

Security	Shares	Value

South Africa (continued)

DataTec, Ltd.	160,600	$376,452

Discovery, Ltd.	77,690	712,828

Exxaro Resources, Ltd.	118,010	1,368,431

FirstRand, Ltd.	363,258	1,554,314

Foschini Group, Ltd. (The)	63,545	730,932

Gold Fields, Ltd.	162,131	828,069

Grindrod, Ltd.	340,300	142,828

Growthpoint Properties, Ltd.	1,042,876	1,730,578

Harmony Gold Mining Co., Ltd.(1)	230,129	570,116

Hyprop Investments, Ltd.	92,800	450,126

Impala Platinum Holdings, Ltd.(1)	155,673	830,492

Imperial Logistics, Ltd.	60,958	193,242

Investec, Ltd.	62,594	357,677

JSE, Ltd.	40,800	364,579

Kumba Iron Ore, Ltd.	14,360	472,595

Liberty Holdings, Ltd.	47,175	356,790

Life Healthcare Group Holdings, Ltd.	1,510,419	2,377,961

Massmart Holdings, Ltd.	98,355	350,649

Mediclinic International PLC	253,849	1,057,301

Momentum Metropolitan Holdings	365,188	430,003

Mondi, Ltd.	40,419	884,815

Motus Holdings, Ltd.	60,958	314,076

Mr Price Group, Ltd.	59,321	728,179

MTN Group, Ltd.	289,276	2,265,404

MultiChoice Group, Ltd.(1)	44,057	411,804

Murray & Roberts Holdings, Ltd.	915,850	735,791

Nampak, Ltd.(1)	465,438	322,903

Naspers, Ltd., Class N	35,657	8,691,755

Nedbank Group, Ltd.	44,331	740,765

Netcare, Ltd.	1,305,994	1,522,809

Northam Platinum, Ltd.(1)	166,038	729,080

Oceana Group, Ltd.	19,823	94,152

Pick’n Pay Stores, Ltd.	225,781	1,049,996

PPC, Ltd.(1)	468,427	159,026

Rand Merchant Investment Holdings, Ltd.	241,697	518,470

Redefine Properties, Ltd.	2,311,150	1,414,058

Remgro, Ltd.	67,399	836,452

Reunert, Ltd.	371,825	1,687,547

RMB Holdings, Ltd.	93,764	493,026

Sanlam, Ltd.	213,591	1,105,496

Sappi, Ltd.	166,248	602,860

Sasol, Ltd.	121,456	2,626,312

Shoprite Holdings, Ltd.	172,823	1,856,699

Sibanye Gold, Ltd.(1)	534,218	660,673

SPAR Group, Ltd. (The)	91,631	1,171,239

Standard Bank Group, Ltd.	130,101	1,617,688

19	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)

Steinhoff International Holdings NV(1)	787,883	$65,511

Telkom SA SOC, Ltd.	188,450	1,125,237

Tiger Brands, Ltd.	76,630	1,186,217

Tongaat Hulett, Ltd.(2)	99,910	73,610

Truworths International, Ltd.	105,912	458,591

Vodacom Group, Ltd.	116,477	952,094

Wilson Bayly Holmes-Ovcon, Ltd.	106,200	854,124

Woolworths Holdings, Ltd.	245,524	937,778

		$73,867,682

South Korea — 5.4%

AMOREPACIFIC Corp.	5,380	$632,152

AMOREPACIFIC Group	6,000	289,497

BNK Financial Group, Inc.	34,935	206,075

Celltrion, Inc.(1)	14,223	2,029,990

Cheil Worldwide, Inc.	31,519	718,506

CJ CheilJedang Corp.	2,752	661,184

CJ Corp.	1,800	141,200

CJ Corp., PFC Shares(1)	270	11,821

CJ ENM Co., Ltd.	2,216	308,753

CJ Logistics Corp.(1)	2,049	236,558

Daelim Industrial Co., Ltd.	3,151	279,942

Daesang Corp.	8,000	160,740

Daewoo Engineering & Construction Co., Ltd.(1)	36,541	125,955

Daewoo Industrial Development Co., Ltd.(1)	3,657	6,476

Daewoong Pharmaceutical Co., Ltd.	4,700	624,638

DB Insurance Co., Ltd.	5,340	252,721

DGB Financial Group Co., Ltd.	34,537	219,301

Dong-A Pharmaceutical Co., Ltd.	2,407	177,503

Dong-A ST Co., Ltd.	4,078	315,957

Dongkuk Steel Mill Co., Ltd.(1)	50,333	281,662

Doosan Corp.	1,901	167,824

E-MART, Inc.	5,525	566,359

GS Engineering & Construction Corp.	10,435	297,204

GS Holdings Corp.	21,120	894,784

Hana Financial Group, Inc.	27,700	810,782

Hanjin Kal Corp.	10,383	225,863

Hankook Tire and Technology Co., Ltd.	14,523	378,537

Hanmi Pharm Co., Ltd.	2,304	561,071

Hanmi Science Co., Ltd.	9,239	364,857

Hansol Holdings Co., Ltd.(1)	38,317	137,542

Hansol Paper Co., Ltd.	12,933	153,960

Hanwha Aerospace Co., Ltd.(1)	5,395	146,171

Hanwha Chemical Corp.	28,250	442,068

Hanwha Corp.	6,080	121,708

Security	Shares	Value

South Korea (continued)

HDC Hyundai Development Co-Engineering & Construction, Class E	4,650	$145,678

Helixmith Co., Ltd.(1)	5,376	888,384

Hite-Jinro Co., Ltd.	20,121	360,534

Hyosung Corp.	3,287	225,875

Hyosung TNC Co., Ltd.	1,031	124,751

Hyundai Department Store Co., Ltd.	2,715	169,356

Hyundai Engineering & Construction Co., Ltd.	7,842	282,883

Hyundai Glovis Co., Ltd.	3,070	397,809

Hyundai Heavy Industries Holdings Co., Ltd.	867	237,701

Hyundai Marine & Fire Insurance Co., Ltd.	5,856	138,088

Hyundai Mipo Dockyard Co., Ltd.	4,150	149,167

Hyundai Mobis Co., Ltd.	6,259	1,266,520

Hyundai Motor Co.	19,239	2,046,597

Hyundai Steel Co.	16,100	524,706

Hyundai Wia Corp.	5,400	196,480

Industrial Bank of Korea	26,180	289,984

Kakao Corp.	3,565	379,768

Kangwon Land, Inc.	23,766	616,578

KB Financial Group, Inc.	38,300	1,399,551

KCC Corp.	745	152,740

Kia Motors Corp.	28,703	1,057,273

Korea Electric Power Corp.(1)	86,095	2,026,881

Korea Gas Corp.	15,148	545,290

Korea Investment Holdings Co., Ltd.	4,490	280,118

Korea Shipbuilding and Offshore Engineering Co., Ltd.(1)	4,301	390,483

Korea Zinc Co., Ltd.	1,988	740,681

Korean Air Lines Co., Ltd.	10,010	214,969

Korean Reinsurance Co.	29,387	198,105

KT Corp.	69,653	1,628,153

KT Corp. ADR	3,700	43,660

KT&G Corp.	25,725	2,088,954

Kumho Petrochemical Co., Ltd.	4,400	301,734

LG Chem, Ltd.	6,650	1,880,804

LG Corp.	13,532	807,225

LG Display Co., Ltd.(1)	19,325	234,804

LG Electronics, Inc.	13,143	719,700

LG Hausys, Ltd.	2,858	144,094

LG Household & Health Care, Ltd.	1,800	1,905,885

LG Uplus Corp.	103,900	1,137,801

Lotte Chemical Corp.	2,291	447,732

Lotte Corp.	5,796	165,802

LOTTE Fine Chemical Co., Ltd.	9,050	369,969

Lotte Shopping Co., Ltd.	1,923	219,919

LS Corp.	3,530	131,072

20	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)

LS Industrial Systems Co., Ltd.	3,300	$127,901

Medy-Tox, Inc.	1,853	649,790

Mirae Asset Daewoo Co., Ltd.	44,889	283,402

Naver Corp.	6,970	808,638

NCsoft Corp.	1,263	513,215

NH Investment & Securities Co., Ltd.	21,508	235,790

NHN Corp.(1)	4,718	247,605

Nong Shim Co., Ltd.	3,000	594,385

OCI Co., Ltd.	4,137	261,202

Orion Corp. of Republic of Korea	8,200	557,572

POSCO	10,900	2,054,459

Posco International Corp.	9,000	141,684

S-Oil Corp.	16,180	1,278,252

S1 Corp.	3,266	288,420

Samsung Biologics Co., Ltd.(1)(3)	2,681	630,246

Samsung C&T Corp.	8,300	639,770

Samsung Card Co., Ltd.	3,060	93,763

Samsung Electro-Mechanics Co., Ltd.	3,583	274,681

Samsung Electronics Co., Ltd.	167,030	6,326,212

Samsung Fire & Marine Insurance Co., Ltd.	2,779	616,921

Samsung Heavy Industries Co., Ltd.(1)	67,350	398,968

Samsung Life Insurance Co., Ltd.	8,610	552,721

Samsung SDI Co., Ltd.	2,525	525,837

Samsung Securities Co., Ltd.	9,540	293,077

Shinhan Financial Group Co., Ltd.	44,051	1,613,527

Shinsegae, Inc.	1,984	421,995

SK Chemicals Co., Ltd.	5,375	201,389

SK Holdings Co., Ltd.	3,484	647,806

SK Hynix, Inc.	21,000	1,344,297

SK Innovation Co., Ltd.	21,591	3,102,392

SK Networks Co., Ltd.	41,210	172,807

SK Telecom Co., Ltd.	13,100	2,742,240

Woongjin Coway Co., Ltd.	5,240	370,128

Woori Financial Group, Inc.	48,286	533,422

Yuhan Corp.	4,620	841,455

Zyle Motor Sales Corp.(1)	5,113	7,131

		$71,016,719

Sri Lanka — 0.8%

Access Engineering PLC	1,359,048	$142,256

Aitken Spence PLC	984,592	247,542

Ceylon Tobacco Co. PLC	122,121	892,211

Chevron Lubricants Lanka PLC	686,662	260,414

Commercial Bank of Ceylon PLC	1,906,422	1,177,130

DFCC Bank PLC	293,137	158,038

Dialog Axiata PLC	8,819,002	553,892

Security	Shares	Value

Sri Lanka (continued)

Hatton National Bank PLC	1,130,909	$1,181,671

Hemas Holdings PLC	518,341	227,904

John Keells Holdings PLC	2,738,134	2,342,419

Lanka IOC PLC	1,004,003	97,381

Melstacorp PLC(1)	5,523,537	1,411,551

National Development Bank PLC	567,373	354,146

Nations Trust Bank PLC(1)	394,717	193,192

Sampath Bank PLC	560,185	539,940

Teejay Lanka PLC	1,705,074	363,970

		$10,143,657

Taiwan — 5.9%

AcBel Polytech, Inc.	429,000	$311,045

Acer, Inc.	263,519	159,159

AirTAC International Group	62,714	640,375

AmTRAN Technology Co., Ltd.(1)	650,067	235,541

ASE Technology Holding Co., Ltd.	123,561	275,308

Asia Cement Corp.	280,356	374,973

Asustek Computer, Inc.	40,325	285,703

AU Optronics Corp.	578,837	152,824

Capital Securities Corp.	761,762	231,790

Catcher Technology Co., Ltd.	37,183	272,482

Cathay Financial Holding Co., Ltd.	647,533	845,450

Center Laboratories, Inc.	548,831	1,401,078

Chailease Holding Co., Ltd.	107,457	450,785

Chang Hwa Commercial Bank, Ltd.	584,655	408,600

Cheng Shin Rubber Industry Co., Ltd.	492,672	637,002

Chicony Electronics Co., Ltd.	47,164	119,928

China Airlines, Ltd.	2,591,887	794,081

China Development Financial Holding Corp.	1,527,050	453,451

China Life Insurance Co., Ltd.	383,996	316,451

China Motor Corp.	595,315	488,267

China Petrochemical Development Corp.	435,292	144,595

China Steel Corp.	1,153,734	887,607

Chong Hong Construction Co., Ltd.	184,999	531,052

Chunghwa Telecom Co., Ltd.	1,412,746	4,887,322

Clevo Co.	260,155	265,307

Compal Electronics, Inc.	260,345	159,062

CTBC Financial Holding Co., Ltd.	1,509,275	981,066

Delta Electronics, Inc.	95,151	459,307

Dynapack International Technology Corp.	97,374	149,374

E Ink Holdings, Inc.	172,000	188,462

E.Sun Financial Holding Co., Ltd.	813,008	677,173

Eclat Textile Co., Ltd.	47,159	617,137

Elan Microelectronics Corp.	66,710	170,033

EVA Airways Corp.	1,981,733	927,688

21	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)

Evergreen International Storage & Transport Corp.	868,000	$398,136

Evergreen Marine Corp.	1,881,441	865,694

Far Eastern Department Stores, Ltd.	1,001,995	758,387

Far Eastern New Century Corp.	1,313,695	1,242,866

Far EasTone Telecommunications Co., Ltd.	684,084	1,570,243

Feng Hsin Steel Co., Ltd.	183,260	336,041

First Financial Holding Co., Ltd.	719,322	540,091

Formosa Chemicals & Fibre Corp.	439,399	1,336,586

Formosa International Hotels Corp.	42,084	227,770

Formosa Petrochemical Corp.	812,320	2,753,570

Formosa Plastics Corp.	480,896	1,546,952

Formosa Taffeta Co., Ltd.	331,000	374,525

Formosan Rubber Group, Inc.	350,730	216,617

Foxconn Technology Co., Ltd.	109,087	224,131

Fubon Financial Holding Co., Ltd.	607,596	839,976

Giant Manufacturing Co., Ltd.	69,208	528,264

Goldsun Building Materials Co., Ltd.	1,301,928	347,408

Great Wall Enterprise Co., Ltd.	881,050	1,152,174

Highwealth Construction Corp.	441,669	690,541

Hiwin Technologies Corp.	115,241	1,022,020

Hon Hai Precision Industry Co., Ltd.	444,747	1,114,878

Hota Industrial Manufacturing Co., Ltd.	58,360	203,871

Hotai Motor Co., Ltd.	78,000	1,122,612

Hu Lane Associate, Inc.	90,000	224,183

Hua Nan Financial Holdings Co., Ltd.	777,678	547,277

IBF Financial Holdings Co., Ltd.	723,556	257,733

Innolux Corp.	623,762	144,218

Inventec Corp.	324,966	241,678

Kenda Rubber Industrial Co., Ltd.	238,367	221,945

Kinpo Electronics, Inc.	1,125,000	375,017

Largan Precision Co., Ltd.	4,795	648,181

MediaTek, Inc.	59,462	594,752

Mega Financial Holding Co., Ltd.	898,730	924,158

Merida Industry Co., Ltd.	54,657	340,496

Nan Kang Rubber Tire Co., Ltd.	629,253	754,872

Nan Ya Plastics Corp.	557,214	1,272,367

Novatek Microelectronics Corp., Ltd.	41,942	221,498

Pegatron Corp.	135,028	219,168

Pou Chen Corp.	656,819	808,288

Powertech Technology, Inc.	59,865	163,453

President Chain Store Corp.	248,664	2,391,406

Quanta Computer, Inc.	103,508	190,234

Radium Life Tech Co., Ltd.(1)	633,422	280,067

Realtek Semiconductor Corp.	23,002	152,764

Ruentex Development Co., Ltd.	314,860	417,587

Sanyang Motor Co., Ltd.	839,866	564,492

Security	Shares	Value

Taiwan (continued)

ScinoPharm Taiwan, Ltd.	255,343	$197,195

Shin Kong Financial Holding Co., Ltd.	1,243,256	359,364

Sino-American Silicon Products, Inc.	70,233	191,066

SinoPac Financial Holdings Co., Ltd.	894,414	354,764

St. Shine Optical Co., Ltd.	22,000	366,947

Synnex Technology International Corp.	169,358	207,911

Tainan Spinning Co., Ltd.	941,822	370,089

Taishin Financial Holding Co., Ltd.	791,729	370,511

Taiwan Cement Corp.	479,513	685,804

Taiwan Cooperative Financial Holding Co., Ltd.	684,886	460,830

Taiwan Fertilizer Co., Ltd.	130,000	199,979

Taiwan Glass Industry Corp.	542,564	210,170

Taiwan Mobile Co., Ltd.	690,296	2,429,991

Taiwan Semiconductor Manufacturing Co., Ltd.	641,465	5,274,799

Taiwan Tea Corp.	395,711	206,097

Tatung Co., Ltd.(1)	427,785	275,144

Teco Electric & Machinery Co., Ltd.	1,100,000	875,938

Tong Yang Industry Co., Ltd.	105,608	154,272

Tripod Technology Corp.	68,535	227,827

TSRC Corp.	256,063	222,145

TTY Biopharm Co., Ltd.	534,330	1,387,063

Tung Ho Steel Enterprise Corp.	798,060	551,804

U-Ming Marine Transport Corp.	186,000	208,690

Uni-President Enterprises Corp.	1,941,831	5,026,364

United Microelectronics Corp.	816,090	362,341

United Renewable Energy Co., Ltd.(1)	685,542	196,581

Walsin Lihwa Corp.	1,614,000	773,904

Wan Hai Lines, Ltd.	518,962	345,085

Wei Chuan Food Corp.	623,000	597,929

Wistron Corp.	289,489	215,064

Xxentria Technology Materials Corp.	234,700	529,678

Yageo Corp.	19,591	164,506

Yang Ming Marine Transport(1)	1,153,621	322,269

YFY, Inc.	531,120	197,451

Yieh Phui Enterprise Co., Ltd.	1,480,438	430,116

Yuanta Financial Holding Co., Ltd.	843,629	472,658

Yulon Motor Co., Ltd.	250,950	192,660

		$76,883,671

Thailand — 3.0%

Advanced Info Service PCL(7)	295,600	$2,040,361

Airports of Thailand PCL(7)	908,300	2,116,537

AP Thailand PCL(7)	1,657,700	410,495

Bangkok Bank PCL(7)	101,600	596,945

Bangkok Dusit Medical Services PCL(7)	2,556,700	2,068,568

Bangkok Land PCL(7)	7,258,500	405,089

22	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand (continued)

Banpu PCL(7)	403,300	$186,226

BEC World PCL(1)(7)	1,120,800	360,781

Berli Jucker PCL(7)	207,500	347,271

BTS Group Holdings PCL(7)	1,624,000	652,839

Bumrungrad Hospital PCL(7)	273,300	1,508,918

Central Pattana PCL(7)	537,000	1,273,471

Central Plaza Hotel PCL(7)	268,400	294,872

CH. Karnchang PCL(7)	187,120	163,655

Charoen Pokphand Foods PCL(7)	579,600	521,010

CP ALL PCL(7)	601,800	1,688,145

Electricity Generating PCL(7)	130,900	1,396,524

Hana Microelectronics PCL(7)	803,900	728,757

Home Product Center PCL(7)	1,842,455	1,026,766

Indorama Ventures PCL(7)	657,600	871,116

IRPC PCL(7)	2,114,500	328,057

Italian-Thai Development PCL(7)	2,682,406	194,309

Jasmine International PCL(7)	662,900	135,250

Kasikornbank PCL(7)	144,500	806,597

KCE Electronics PCL(7)	562,600	312,930

Khon Kaen Sugar Industry PCL(7)	1,189,180	106,912

Kiatnakin Bank PCL(7)	103,100	243,834

Krung Thai Bank PCL(7)	535,400	340,330

L.P.N. Development PCL(7)	1,255,000	295,001

Land & Houses PCL(7)	1,634,300	597,350

Minor International PCL(7)	1,038,477	1,351,095

Pruksa Holding PCL(7)	518,200	369,459

PTT Exploration & Production PCL(7)	259,798	1,135,854

PTT Global Chemical PCL(7)	470,200	918,280

PTT PCL(7)	1,276,000	1,949,655

Quality House PCL(7)	3,480,946	342,951

Ratch Group PCL(7)	441,300	966,568

Robinson PCL(7)	315,200	646,895

Samart Corp. PCL(7)	867,800	283,870

Siam Cement PCL(7)	75,100	1,054,901

Siam City Cement PCL(7)	39,783	306,851

Siam Commercial Bank PCL(7)	238,100	1,060,530

Siam Global House PCL (The)(7)	1,002,689	537,287

Sino-Thai Engineering & Construction PCL(7)	452,157	373,635

Super Energy Corp. PCL(1)(7)	11,910,000	273,790

Thai Airways International PCL(1)(7)	472,700	157,523

Thai Beverage PCL(7)	1,370,600	830,198

Thai Oil PCL(7)	158,700	353,934

Thai Union Group PCL(7)	465,900	285,436

Thanachart Capital PCL(7)	139,700	266,915

Thoresen Thai Agencies PCL(7)	1,334,265	268,112

TMB Bank PCL(7)	4,639,200	284,457

Security	Shares	Value

Thailand (continued)

Total Access Communication PCL(7)	241,900	$458,540

TPI Polene PCL(7)	4,974,200	307,299

True Corp. PCL(7)	5,357,890	1,115,833

TTW PCL(7)	2,149,000	942,896

		$38,861,680

Tunisia — 0.3%

Attijari Bank	16,957	$205,667

Banque de Tunisie	168,735	432,080

Banque Internationale Arabe de Tunisie	8,448	333,645

Banque Nationale Agricole(1)	88,698	399,571

Carthage Cement(1)	597,550	249,301

Euro Cycles SA	18,760	99,690

Poulina Group	122,715	534,047

Societe d’Articles Hygieniques SA(1)	95,830	384,101

Societe Frigorifique et Brasserie de Tunis SA(1)	111,218	744,118

Telnet Holding	95,416	316,586

Union Internationale de Banques SA	40,688	317,877

		$4,016,683

Turkey — 1.5%

AG Anadolu Grubu Holding AS	109,884	$244,101

Akbank T.A.S.(1)	512,261	685,254

Aksa Akrilik Kimya Sanayii AS	141,731	239,909

Aksa Enerji Uretim AS(1)	600,923	259,088

Anadolu Efes Biracilik ve Malt Sanayii AS	112,441	431,453

Arcelik AS(1)	233,338	728,315

Aygaz AS	279,132	510,741

BIM Birlesik Magazalar AS	203,806	1,710,744

Cimsa Cimento Sanayi ve Ticaret AS(1)	141,400	170,832

Coca-Cola Icecek AS	37,723	224,352

Dogan Sirketler Grubu Holding AS	907,806	211,001

EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	440,700	191,289

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,901,886	850,603

Enka Insaat ve Sanayi AS	456,597	498,360

Eregli Demir ve Celik Fabrikalari TAS	853,212	1,133,303

Ford Otomotiv Sanayi AS	57,339	626,697

Haci Omer Sabanci Holding AS	221,439	390,664

Is Gayrimenkul Yatirim Ortakligi AS(1)	1,075,056	184,497

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	762,505	298,070

KOC Holding AS	234,415	784,904

Koza Altin Isletmeleri AS(1)	40,782	414,866

Petkim Petrokimya Holding AS(1)	674,380	472,589

TAV Havalimanlari Holding AS	49,964	224,552

23	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Turkey (continued)

Tekfen Holding AS	52,700	$222,547

Tofas Turk Otomobil Fabrikasi AS	157,606	555,157

Tupras-Turkiye Petrol Rafinerileri AS	104,739	2,626,436

Turk Hava Yollari AO(1)	162,600	362,500

Turk Sise ve Cam Fabrikalari AS	147,100	129,822

Turk Telekomunikasyon AS(1)	356,891	343,689

Turkcell Iletisim Hizmetleri AS	919,354	2,142,421

Turkiye Garanti Bankasi AS(1)	406,584	715,113

Turkiye Halk Bankasi AS	130,144	139,858

Turkiye Is Bankasi AS, Class C(1)	240,517	267,793

Turkiye Vakiflar Bankasi TAO, Class D	175,317	158,937

Ulker Biskuvi Sanayi AS(1)	75,263	249,871

Vestel Elektronik Sanayi ve Ticaret AS(1)	138,308	233,100

Yapi ve Kredi Bankasi AS(1)	330,032	160,654

		$19,794,082

United Arab Emirates — 1.6%

Abu Dhabi Commercial Bank PJSC	762,399	$1,870,894

Abu Dhabi National Hotels	108,000	92,515

Agthia Group PJSC	661,180	647,593

Air Arabia PJSC(1)	2,563,979	781,954

Al Waha Capital PJSC	702,377	192,569

Aldar Properties PJSC	2,692,498	1,687,319

Arabtec Holding PJSC	690,341	330,115

Dana Gas PJSC	4,421,906	1,247,798

DP World PLC	145,089	2,228,691

Dubai Financial Market PJSC(1)	801,704	205,627

Dubai Investments PJSC	1,856,227	689,861

Dubai Islamic Bank PJSC	593,639	859,498

DXB Entertainments PJSC(1)	3,800,000	231,881

Emaar Properties PJSC	2,404,456	3,602,739

Emirates Telecommunications Group Co. PJSC	577,000	2,706,723

First Abu Dhabi Bank PJSC	841,203	3,638,394

RAK Properties PJSC(1)	2,150,800	280,177

		$21,294,348

Vietnam — 1.6%

Bank for Foreign Trade of Vietnam JSC	794,155	$2,723,942

Bao Viet Holdings	271,150	976,227

Development Investment Construction Corp.	64,199	36,096

FLC Faros Construction JSC(1)	383,532	446,235

FPT Corp.	88,783	197,908

HAGL JSC(1)	1	0

Hoa Phat Group JSC(1)	2,319,105	2,234,851

KIDO Group Corp.	529,520	424,342

Security	Shares	Value

Vietnam (continued)

Kinh Bac City Development Share Holding Corp.	328,860	$207,446

Masan Group Corp.(1)	377,350	1,291,297

PetroVietnam Drilling & Well Services JSC(1)	894,635	640,513

PetroVietnam Fertilizer & Chemical JSC	515,620	318,609

PetroVietnam Gas JSC	215,050	1,000,442

PetroVietnam Technical Services Corp.	554,700	531,691

Phu Nhuan Jewelry JSC	50,653	166,240

SSI Securities Corp.	198,000	195,978

Vietjet Aviation JSC	278,536	1,595,170

Vietnam Dairy Products JSC	368,967	1,948,424

Vingroup JSC(1)	1,036,707	5,427,331

		$20,362,742

Total Common Stocks (identified cost $1,125,620,860)		$1,300,347,517

Rights(1) — 0.0%(5)
Security	Shares	Value

Banque Nationale Agricole, Exp. 4/15/49	50	$4

Euro Cycles SA, Exp. 7/1/49	18,760	9,984

Helixmith Co., Ltd., Exp. 8/6/19	359	18,661

Telnet Holding, Exp. 7/1/49	95,416	33,378

Total Rights (identified cost $0)		$62,027

Warrants(1) — 0.0%(5)
Security	Shares	Value

Minor International PCL, Exp. 9/30/21, Strike THB 43.00	51,924	$9,286

Total Warrants (identified cost $0)		$9,286

Total Investments — 99.3% (identified cost $1,125,620,860)		$1,300,418,830

Other Assets, Less Liabilities — 0.7%		$9,133,691

Net Assets — 100.0%		$1,309,552,521

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

24	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $8,068,402 or 0.6% of the Fund’s net assets.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities is $20,048,302 or 1.5% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Securities are traded on separate exchanges for the same entity.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value

Hong Kong Dollar	9.4%	$122,819,470

United States Dollar	7.9	103,195,003

New Taiwan Dollar	5.9	76,883,671

Brazilian Real	5.8	76,101,192

South African Rand	5.6	73,802,171

Indian Rupee	5.6	73,341,433

South Korean Won	5.4	70,991,720

Mexican Peso	5.3	69,927,076

Indonesian Rupiah	3.1	40,483,298

Euro	3.0	39,473,090

Saudi Riyal	3.0	39,283,220

Philippine Peso	2.9	38,353,795

Malaysian Ringgit	2.9	38,163,793

Thai Baht	2.9	38,040,768

Chilean Peso	2.8	36,598,186

Polish Zloty	2.7	35,809,606

Kuwaiti Dinar	2.0	26,210,215

Russian Ruble	1.9	24,885,356

United Arab Emirates Dirham	1.8	23,076,785

Vietnamese Dong	1.6	20,362,742

New Turkish Lira	1.5	19,794,082

Qatari Riyal	1.5	19,452,341

Chinese Yuan Renminbi	1.5	19,155,785

Colombian Peso	1.3	17,307,391

Other currency, less than 1% each	12.0	156,906,641

Total Investments	99.3%	$1,300,418,830

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	19.4%	$253,353,149

Consumer Staples	11.0	144,073,069

Materials	10.6	138,896,977

Industrials	10.6	138,339,507

Communication Services	9.9	130,164,169

Energy	8.9	116,540,068

Consumer Discretionary	8.3	108,764,734

Utilities	6.2	81,634,655

Health Care	5.4	71,027,790

Real Estate	4.8	62,341,793

Information Technology	4.2	55,282,919

Total Investments	99.3%	$1,300,418,830

Abbreviations:

ADR	–	American Depositary Receipt

GDR	–	Global Depositary Receipt

PCL	–	Public Company Ltd.

PFC Shares	–	Preference Shares

Currency Abbreviations:

THB	–	Thai Baht

25	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2019

Unaffiliated investments, at value (identified cost, $1,125,620,860)	$1,300,418,830

Cash	4,963,182

Foreign currency, at value (identified cost, $2,825,103)	2,805,802

Dividends receivable	5,565,329

Receivable for Fund shares sold	566,574

Tax reclaims receivable	89,370

Other assets	2,536

Total assets	$1,314,411,623

Liabilities

Payable for investments purchased	$54,843

Payable for Fund shares redeemed	1,961,553

Payable to affiliates:

Investment adviser fee	927,331

Administration fee	171,264

Distribution and service fees	37,690

Accrued foreign capital gains taxes	760,595

Accrued expenses	945,826

Total liabilities	$4,859,102

Net Assets	$1,309,552,521

Sources of Net Assets

Paid-in capital	$1,452,693,316

Accumulated loss	(143,140,795)

Total	$1,309,552,521

Investor Class Shares

Net Assets	$152,683,148

Shares Outstanding	10,754,422

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$14.20

Class C Shares

Net Assets	$5,039,319

Shares Outstanding	363,077

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$13.88

Institutional Class Shares

Net Assets	$1,085,674,543

Shares Outstanding	76,193,313

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$14.25

Class R6 Shares

Net Assets	$66,155,511

Shares Outstanding	4,644,080

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$14.25

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

26	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2019

Dividends (net of foreign taxes, $3,458,545)	$31,979,522

Interest	11,475

Other income	363,310

Total investment income	$32,354,307

Expenses

Investment adviser fee	$5,762,577

Administration fee	1,067,348

Distribution and service fees

Investor Class	200,837

Class C	26,894

Trustees’ fees and expenses	33,432

Custodian fee	706,477

Transfer and dividend disbursing agent fees	453,192

Legal and accounting services	66,070

Printing and postage	31,956

Registration fees	59,452

Miscellaneous	146,057

Total expenses	$8,554,292

Net investment income	$23,800,015

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $65,045)	$(155,090)

Foreign currency transactions	(193,206)

Net realized loss	$(348,296)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $125,046)	$(31,718,617)

Foreign currency	(60,830)

Net change in unrealized appreciation (depreciation)	$(31,779,447)

Net realized and unrealized loss	$(32,127,743)

Net decrease in net assets from operations	$(8,327,728)

27	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

From operations —

Net investment income	$23,800,015	$45,497,354

Net realized gain (loss)	(348,296)	36,431,013

Net change in unrealized appreciation (depreciation)	(31,779,447)	(493,215,853)

Net decrease in net assets from operations	$(8,327,728)	$(411,287,486)

Distributions to shareholders —

Investor Class	$—	$(3,545,868)

Class C	—	(92,406)

Institutional Class	—	(30,416,590)

Class R6	—	(2,160,862)

Total distributions to shareholders	$—	$(36,215,726)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Investor Class	$10,465,696	$41,632,451

Class C	16,473	206,360

Institutional Class	57,811,392	280,037,814

Class R6	6,572,420	38,528,359

Net asset value of shares issued to shareholders in payment of distributions declared

Investor Class	—	3,432,138

Class C	—	87,818

Institutional Class	—	23,229,644

Class R6	—	2,160,862

Cost of shares redeemed

Investor Class	(29,852,895)	(220,377,035)

Class C	(507,104)	(1,907,825)

Institutional Class	(234,036,128)	(757,598,270)

Class R6	(34,107,959)	(463,667,721)

Net asset value of shares converted

Investor Class	308,430	1,071,377

Class C	(308,430)	(1,071,377)

Net decrease in net assets from Fund share transactions	$(223,638,105)	$(1,054,235,405)

Net decrease in net assets	$(231,965,833)	$(1,501,738,617)

Net Assets

At beginning of period	$1,541,518,354	$3,043,256,971

At end of period	$1,309,552,521	$1,541,518,354

28	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Financial Highlights

	Investor Class

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$14.280		$16.850	$13.340	$10.990	$13.850	$14.070

Income (Loss) From Operations

Net investment income(1)	$0.221		$0.283	$0.223	$0.179	$0.185	$0.204

Net realized and unrealized gain (loss)	(0.301)		(2.570)	3.650	2.364	(2.851)	(0.166)

Total income (loss) from operations	$(0.080)		$(2.287)	$3.873	$2.543	$(2.666)	$0.038

Less Distributions

From net investment income	$—		$(0.283)	$(0.363)	$(0.193)	$(0.016)	$(0.180)

From net realized gain	—		—	—	—	(0.178)	(0.078)

Total distributions	$—		$(0.283)	$(0.363)	$(0.193)	$(0.194)	$(0.258)

Net asset value — End of period	$14.200		$14.280	$16.850	$13.340	$10.990	$13.850

Total Return(2)	(0.56	)%(3)	(13.43)%	29.33%	23.32%	(19.59)%	0.25%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$152,683		$172,773	$400,814	$520,939	$527,198	$599,094

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.42	%(5)	1.44%	1.37%	1.38%	1.37%	1.36%

Net investment income	3.14	%(5)	1.89%	1.52%	1.44%	1.43%	1.34%

Portfolio Turnover	2	%(3)	2%	3%	6%	8%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

29	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Financial Highlights — continued

	Class C

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$14.010		$16.530	$13.120	$10.840	$13.760	$13.960

Income (Loss) From Operations

Net investment income(1)	$0.165		$0.146	$0.096	$0.083	$0.096	$0.094

Net realized and unrealized gain (loss)	(0.295)		(2.484)	3.580	2.340	(2.834)	(0.163)

Total income (loss) from operations	$(0.130)		$(2.338)	$3.676	$2.423	$(2.738)	$(0.069)

Less Distributions

From net investment income	$—		$(0.182)	$(0.266)	$(0.143)	$(0.004)	$(0.053)

From net realized gain	—		—	—	—	(0.178)	(0.078)

Total distributions	$—		$(0.182)	$(0.266)	$(0.143)	$(0.182)	$(0.131)

Net asset value — End of period	$13.880		$14.010	$16.530	$13.120	$10.840	$13.760

Total Return(2)	(0.93	)%(3)	(14.10)%	28.32%	22.50%	(20.23)%	(0.51)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,039		$5,885	$10,152	$9,209	$9,573	$15,996

Ratios (as a percentage of average daily net assets):

Expenses(4)	2.18	%(5)	2.19%	2.12%	2.13%	2.12%	2.11%

Net investment income	2.39	%(5)	1.01%	0.66%	0.68%	0.74%	0.63%

Portfolio Turnover	2	%(3)	2%	3%	6%	8%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

30	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Financial Highlights — continued

	Institutional Class

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$14.310		$16.910	$13.400	$11.040	$13.890	$14.110

Income (Loss) From Operations

Net investment income(1)	$0.239		$0.304	$0.245	$0.212	$0.233	$0.243

Net realized and unrealized gain (loss)	(0.299)		(2.565)	3.673	2.375	(2.880)	(0.162)

Total income (loss) from operations	$(0.060)		$(2.261)	$3.918	$2.587	$(2.647)	$0.081

Less Distributions

From net investment income	$—		$(0.339)	$(0.408)	$(0.227)	$(0.025)	$(0.223)

From net realized gain	—		—	—	—	(0.178)	(0.078)

Total distributions	$—		$(0.339)	$(0.408)	$(0.227)	$(0.203)	$(0.301)

Net asset value — End of period	$14.250		$14.310	$16.910	$13.400	$11.040	$13.890

Total Return(2)	(0.42	)%(3)	(13.20)%	29.56%	23.64%	(19.40)%	0.55%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,085,675		$1,268,618	$2,030,663	$1,884,610	$1,803,056	$3,227,614

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.17	%(5)	1.19%	1.12%	1.13%	1.12%	1.11%

Net investment income	3.38	%(5)	2.04%	1.65%	1.68%	1.77%	1.59%

Portfolio Turnover	2	%(3)	2%	3%	6%	8%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

31	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Financial Highlights — continued

	Class R6

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,				Period Ended January 31, 2015(1)
			2019	2018	2017	2016

Net asset value — Beginning of period	$14.300		$16.910	$13.400	$11.040	$13.890	$16.010

Income (Loss) From Operations

Net investment income(2)	$0.238		$0.380	$0.249	$0.225	$0.223	$0.027

Net realized and unrealized gain (loss)	(0.288)		(2.639)	3.676	2.370	(2.861)	(1.842)

Total income (loss) from operations	$(0.050)		$(2.259)	$3.925	$2.595	$(2.638)	$(1.815)

Less Distributions

From net investment income	$—		$(0.351)	$(0.415)	$(0.235)	$(0.034)	$(0.227)

From net realized gain	—		—	—	—	(0.178)	(0.078)

Total distributions	$—		$(0.351)	$(0.415)	$(0.235)	$(0.212)	$(0.305)

Net asset value — End of period	$14.250		$14.300	$16.910	$13.400	$11.040	$13.890

Total Return(3)	(0.49	)%(4)	(13.18)%	29.69%	23.71%	(19.34)%	(11.36	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$66,156		$94,243	$601,629	$539,794	$555,338	$593,622

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.12	%(6)	1.13%	1.07%	1.08%	1.07%	1.07	%(6)

Net investment income	3.37	%(6)	2.48%	1.67%	1.79%	1.72%	0.31	%(6)

Portfolio Turnover	2	%(4)	2%	3%	6%	8%	9	%(7)

(1)	For the period from the commencement of operations, July 1, 2014, to January 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2015.

32	See Notes to Financial Statements.

Parametric

Emerging Markets Fund

July 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Investor Class, Institutional Class and Class R6 shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Effective January 25, 2019, Class C shares of the Fund generally automatically convert to Investor Class shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended July 31, 2019, the Fund received approximately $363,000 from Poland for previously withheld foreign taxes and interest thereon. Such amount is included in other income on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Interest income is recorded on the basis of interest accrued.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain

33

Parametric

Emerging Markets Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of July 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $321,812,527 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2019, $321,812,527 are long-term.

34

Parametric

Emerging Markets Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,144,407,802

Gross unrealized appreciation	$412,229,821

Gross unrealized depreciation	(256,218,793)

Net unrealized appreciation	$156,011,028

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion, 0.775% on net assets of $1 billion but less than $2.5 billion, 0.75% on net assets of $2.5 billion but less than $5 billion, 0.73% on net assets of $5 billion but less than $7.5 billion and 0.71% on net assets of $7.5 billion and over, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended July 31, 2019, the investment adviser fee amounted to $5,762,577 or 0.81% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended July 31, 2019, the administration fee amounted to $1,067,348.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2019, EVM earned $25,473 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2019 amounted to $200,837 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2019, the Fund paid or accrued to EVD $20,170 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2019 amounted to $6,724 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2019, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders.

35

Parametric

Emerging Markets Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $24,122,217 and $229,758,894, respectively, for the six months ended July 31, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

Sales	738,576	2,821,720

Issued to shareholders electing to receive payments of distributions in Fund shares	—	260,627

Redemptions	(2,105,336)	(14,848,715)

Converted from Class C shares	21,405	77,276

Net decrease	(1,345,355)	(11,689,092)

Class C	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

Sales	1,189	13,559

Issued to shareholders electing to receive payments of distributions in Fund shares	—	6,807

Redemptions	(36,236)	(135,557)

Converted to Investor Class shares	(21,879)	(78,753)

Net decrease	(56,926)	(193,944)

Institutional Class	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

Sales	4,071,235	18,769,605

Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,758,840

Redemptions	(16,512,300)	(51,951,337)

Net decrease	(12,441,065)	(31,422,892)

Class R6	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

Sales	468,235	2,639,075

Issued to shareholders electing to receive payments of distributions in Fund shares	—	162,478

Redemptions	(2,412,862)	(31,780,927)

Net decrease	(1,944,627)	(28,979,374)

36

Parametric

Emerging Markets Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2019.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$10,315,904	$575,401,058		$12,197	$585,729,159

Emerging Europe	13,428,140	199,279,276		0	212,707,416

Latin America	237,222,127	—		—	237,222,127

Middle East/Africa	968,536	262,744,103		976,176	264,688,815

Total Common Stocks	$261,934,707	$1,037,424,437	**	$988,373	$1,300,347,517

Rights	$33,351	$28,676		$—	$62,027

Warrants	9,286	—		—	9,286

Total Investments	$261,977,344	$1,037,453,113		$988,373	$1,300,418,830

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2019 is not presented.

37

Parametric

Emerging Markets Fund

July 31, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

38

Parametric

Emerging Markets Fund

July 31, 2019

Board of Trustees’ Contract Approval — continued

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Parametric Emerging Markets Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in emerging markets. The Board also noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent

39

Parametric

Emerging Markets Fund

July 31, 2019

Board of Trustees’ Contract Approval — continued

trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

40

Parametric

Emerging Markets Fund

July 31, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

42

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7750    7.31.19

Parametric

International Equity Fund

Semiannual Report

July 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2019

Parametric

International Equity Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	32

Officers and Trustees	35

Important Notices	36

Parametric

International Equity Fund

July 31, 2019

Performance1,2

Portfolio Managers Thomas C. Seto, Paul Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	04/01/2010	04/01/2010	4.62%	–2.50%	3.59%	5.49%
Institutional Class at NAV	04/01/2010	04/01/2010	4.76	–2.31	3.85	5.76
Class R at NAV	08/10/2015	04/01/2010	4.56	–2.72	3.38	5.38
Class R6 at NAV	08/10/2015	04/01/2010	4.84	–2.26	3.88	5.78
MSCI EAFE Index	—	—	5.64%	–2.60%	2.39%	4.90%

% Total Annual Operating Expense Ratios[3]			Investor Class	Institutional Class	Class R	Class R6
Gross			0.86%	0.61%	1.11%	0.58%
Net			0.75	0.50	1.00	0.47

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

International Equity Fund

July 31, 2019

Fund Profile

Sector Allocation (% of net assets)4

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)4

Nestle SA	1.3%

Cie Financiere Richemont SA	1.0

Sanofi	0.8

Total SA	0.8

Unilever NV	0.8

Air Liquide SA	0.7

ASML Holding NV	0.6

Deutsche Telekom AG	0.6

SAP SE	0.6

Novartis AG	0.6

Total	7.8%

See Endnotes and Additional Disclosures in this report.

3

Parametric

International Equity Fund

July 31, 2019

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Investor Class and the performance of Class R6 is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric

International Equity Fund

July 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 – July 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/19)	Ending Account Value (7/31/19)	Expenses Paid During Period* (2/1/19 – 7/31/19)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,046.20	$3.81	**	0.75%
Institutional Class	$1,000.00	$1,047.60	$2.54	**	0.50%
Class R	$1,000.00	$1,045.60	$5.07	**	1.00%
Class R6	$1,000.00	$1,048.40	$2.39	**	0.47%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,021.10	$3.76	**	0.75%
Institutional Class	$1,000.00	$1,022.30	$2.51	**	0.50%
Class R	$1,000.00	$1,019.80	$5.01	**	1.00%
Class R6	$1,000.00	$1,022.50	$2.36	**	0.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2019.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Parametric

International Equity Fund

July 31, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 101.6%
Security	Shares	Value

Australia — 9.2%

Abacus Property Group	53,600	$151,723

Adelaide Brighton, Ltd.	26,000	62,712

Alumina, Ltd.	55,500	87,988

AMP, Ltd.	208,300	253,375

Ansell, Ltd.	5,999	114,124

APA Group	232,800	1,753,439

ARB Corp., Ltd.	5,909	74,554

Aristocrat Leisure, Ltd.	35,100	730,398

Atlas Arteria, Ltd.	46,400	258,614

Atlassian Corp. PLC, Class A(1)	6,500	910,780

Aurizon Holdings, Ltd.	123,000	482,862

AusNet Services	608,600	737,353

Australia and New Zealand Banking Group, Ltd.	36,900	701,273

Australian Pharmaceutical Industries, Ltd.	100,174	98,544

BHP Group, Ltd.	55,300	1,522,445

Boral, Ltd.	41,600	145,792

Brambles, Ltd.	83,200	744,217

Bravura Solutions, Ltd.	100,400	335,577

BWP Trust	66,800	171,252

Caltex Australia, Ltd.	23,300	428,558

carsales.com, Ltd.	66,000	663,271

Charter Hall Retail REIT	73,500	226,602

Cimic Group, Ltd.	6,836	170,637

Cleanaway Waste Management, Ltd.	110,518	181,984

Coca-Cola Amatil, Ltd.	65,490	473,994

Cochlear, Ltd.	2,716	408,078

Coles Group, Ltd.(1)	91,610	889,458

Commonwealth Bank of Australia	20,800	1,167,329

Computershare, Ltd.	69,400	747,596

Corporate Travel Management, Ltd.	4,900	76,696

Cromwell Property Group	233,500	188,225

Crown Resorts, Ltd.	25,500	206,178

CSL, Ltd.	16,900	2,637,116

CSR, Ltd.	25,925	70,883

Dexus	67,400	602,823

Domino’s Pizza Enterprises, Ltd.	6,400	168,468

DuluxGroup, Ltd.	13,768	87,796

Evolution Mining, Ltd.	44,676	151,629

Flight Centre Travel Group, Ltd.	5,800	182,405

Fortescue Metals Group, Ltd.	39,000	219,578

GPT Group (The)	125,200	531,440

GrainCorp, Ltd., Class A	48,000	281,232

GUD Holdings, Ltd.	15,500	100,410

GWA Group, Ltd.	32,000	78,242

Security	Shares	Value

Australia (continued)

Hansen Technologies, Ltd.	30,805	$80,821

Harvey Norman Holdings, Ltd.	37,504	112,314

IDP Education, Ltd.	14,400	188,211

Incitec Pivot, Ltd.	42,949	101,971

Inghams Group, Ltd.	91,800	254,353

InvoCare, Ltd.	7,600	81,184

IRESS, Ltd.	33,584	321,162

James Hardie Industries PLC CDI	11,700	158,241

JB Hi-Fi, Ltd.	6,499	133,315

Link Administration Holdings, Ltd.	100,600	348,417

Mirvac Group	235,300	517,025

National Australia Bank, Ltd.	33,675	655,847

National Storage REIT(1)	157,700	176,691

Newcrest Mining, Ltd.	18,500	446,501

nib Holdings, Ltd.	46,300	252,345

Nine Entertainment Co. Holdings, Ltd.	385,413	529,128

Northern Star Resources, Ltd.	21,400	188,307

Oil Search, Ltd.	125,100	605,780

Orica, Ltd.	5,800	86,409

Orora, Ltd.	42,869	99,058

Premier Investments, Ltd.	7,193	77,387

Qantas Airways, Ltd.	60,000	233,579

Qube Holdings, Ltd.	99,942	215,164

Ramsay Health Care, Ltd.	4,300	213,653

Rio Tinto, Ltd.	6,580	440,382

Santos, Ltd.	151,700	747,451

Scentre Group	292,700	797,352

Shopping Centres Australasia Property Group	118,852	198,130

Sonic Healthcare, Ltd.	19,100	365,553

Southern Cross Media Group, Ltd.	275,000	250,986

Spark Infrastructure Group	512,700	830,854

SpeedCast International, Ltd.	182,800	234,072

Star Entertainment Group, Ltd. (The)	62,300	175,838

Sydney Airport	61,800	352,746

Technology One, Ltd.	75,000	391,377

Telstra Corp., Ltd.	684,700	1,856,442

Transurban Group	112,400	1,191,270

Vicinity Centres	200,913	357,869

Viva Energy Group, Ltd.(2)	199,940	326,874

Washington H. Soul Pattinson & Co., Ltd.	21,300	329,751

Wesfarmers, Ltd.	59,000	1,580,022

Westpac Banking Corp.	43,900	861,314

Woodside Petroleum, Ltd.	64,000	1,509,182

Woolworths Group, Ltd.	83,600	2,038,197

		$41,190,175

6	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Austria — 1.2%

Agrana Beteiligungs AG	3,000	$57,380

ams AG(1)	19,000	991,903

ANDRITZ AG	9,170	326,617

CA Immobilien Anlagen AG	9,460	333,215

DO & Co. AG	2,581	227,521

Erste Group Bank AG	12,670	454,761

EVN AG	5,000	79,343

IMMOFINANZ AG	9,282	247,321

Lenzing AG	1,700	173,405

Oesterreichische Post AG	4,700	156,984

OMV AG	12,093	605,097

Porr AG	3,440	75,035

Rhi Magnesita NV	3,292	178,267

Telekom Austria AG	50,680	374,319

UNIQA Insurance Group AG	14,300	128,129

Verbund AG	9,682	540,317

Wienerberger AG	9,550	218,295

		$5,167,909

Belgium — 2.3%

Ageas	5,900	$316,750

AGFA-Gevaert NV(1)	35,603	143,392

Anheuser-Busch InBev SA/NV	16,340	1,642,768

Barco NV	2,240	467,792

Befimmo SA	4,380	246,884

Bekaert SA	11,000	309,754

bpost SA	33,332	309,928

Colruyt SA	1,550	80,765

D’ieteren SA/NV	5,100	238,852

Econocom Group SA/NV	45,600	150,604

Elia System Operator SA/NV	7,000	532,952

Euronav SA	42,060	354,001

Fagron	11,540	191,620

Gimv NV	1,766	103,658

Ion Beam Applications(1)	6,500	124,418

KBC Group NV	10,950	704,061

Mithra Pharmaceuticals SA(1)	3,200	94,554

Montea C.V.A.	1,730	146,075

Proximus SA	27,400	781,224

Retail Estates NV	1,500	134,287

Sofina SA	780	150,966

Solvay SA	8,100	829,399

Telenet Group Holding NV	10,500	515,706

Tessenderlo Group SA(1)	6,179	193,433

UCB SA	9,540	743,895

Security	Shares	Value

Belgium (continued)

Warehouses De Pauw CVA	4,300	$718,536

		$10,226,274

Denmark — 2.3%

Alm Brand A/S	9,000	$80,462

Bakkafrost P/F	3,814	219,735

Carlsberg A/S, Class B	6,821	931,679

Chr. Hansen Holding A/S	8,860	773,627

Danske Bank A/S	42,800	635,262

Dfds A/S	2,300	84,713

Drilling Co. of 1972 A/S (The)(1)	2,300	156,035

DSV A/S	5,210	497,262

GN Store Nord A/S	3,600	170,767

H Lundbeck AS	3,865	148,994

ISS A/S	4,580	128,444

Jyske Bank A/S(1)	3,966	126,395

Netcompany Group AS(1)(2)	2,900	113,984

Nilfisk Holding A/S(1)	2,150	54,425

Novo Nordisk A/S, Class B	21,300	1,022,811

Novozymes A/S, Class B	15,940	737,148

Orsted A/S(2)	15,750	1,435,691

Pandora A/S	16,480	631,716

Ringkjoebing Landbobank A/S	2,260	154,449

Rockwool International A/S, Class B	460	112,273

Royal Unibrew A/S	2,700	201,211

Scandinavian Tobacco Group AS(2)	5,600	59,101

SimCorp A/S	6,380	575,045

Sydbank A/S	7,200	125,258

Topdanmark A/S	2,527	129,524

Torm PLC(1)	8,103	66,765

Tryg A/S	6,850	209,070

Vestas Wind Systems A/S	5,800	475,957

		$10,057,803

Finland — 2.3%

Adapteo Oyj(1)	8,400	$98,248

Citycon Oyj	17,313	176,501

Cramo Oyj	11,500	99,807

DNA Oyj	11,250	260,072

Elisa Oyj	17,720	832,344

Fortum Oyj	45,489	1,043,501

Huhtamaki Oyj	6,700	254,509

Kemira Oyj	9,600	141,589

Kesko Oyj, Class B	16,060	972,557

Kone Oyj, Class B	9,640	549,224

7	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Finland (continued)

Metsa Board Oyj	21,700	$108,247

Neste Oyj	29,714	983,423

Nokia Oyj	175,074	943,588

Nordea Bank AB	80,400	515,787

Orion Oyj, Class B	23,460	802,573

Sampo Oyj, Class A	12,300	510,740

Terveystalo Oyj(2)	16,200	159,689

Tieto Oyj	4,494	114,638

Tokmanni Group Corp.	75,570	683,306

UPM-Kymmene Oyj	21,860	589,236

Valmet Oyj	3,811	74,000

Wartsila Oyj Abp	11,154	140,136

YIT Oyj	13,000	71,937

		$10,125,652

France — 8.9%

Aeroports de Paris	945	$162,455

Air Liquide SA	23,830	3,289,405

Airbus SE	5,797	819,469

Alstom SA	2,298	98,972

Alten SA	3,460	428,035

Altran Technologies SA	25,000	394,384

Arkema SA	3,800	342,021

Atos SE	7,380	593,433

AXA SA	54,150	1,363,943

Bureau Veritas SA	4,718	117,559

Carrefour SA	32,300	620,688

Christian Dior SE	216	111,993

Cie Generale des Etablissements Michelin SCA	2,440	269,736

CNP Assurances	14,000	289,355

Covivio	9,000	920,082

Credit Agricole SA	46,900	558,296

Dassault Systemes SE	8,350	1,270,173

Edenred	4,250	213,272

Eiffage SA	1,270	125,492

Elior Group SA(2)	7,300	95,468

Elis SA	4,300	79,568

Engie SA	124,500	1,915,992

EssilorLuxottica SA	5,834	789,727

Eurazeo SE	4,500	301,972

Eutelsat Communications SA	15,290	292,294

Fnac Darty SA(1)	1,400	98,202

Gaztransport Et Technigaz SA	1,000	90,725

Gecina SA	7,440	1,137,988

Getlink SE	10,600	153,056

Security	Shares	Value

France (continued)

Hermes International	370	$259,897

Imerys SA	3,240	135,447

Ingenico Group SA	5,880	557,119

JCDecaux SA	10,230	294,530

L’Oreal SA	6,137	1,642,042

Lagardere SCA	10,568	238,788

Legrand SA	3,162	222,736

LVMH Moet Hennessy Louis Vuitton SE	3,070	1,268,092

Neopost SA	11,000	221,018

Orange SA	119,900	1,777,216

Pernod-Ricard SA	6,020	1,056,412

Peugeot SA	5,850	138,077

Publicis Groupe SA	15,200	750,056

Remy Cointreau SA	2,546	376,725

Renault SA	2,980	166,217

Rubis SCA	7,000	394,449

Safran SA	4,000	574,243

Sanofi	41,674	3,472,772

SCOR SE	9,170	376,836

SEB SA	492	78,696

Societe BIC SA	1,500	104,533

Societe Generale SA	25,200	617,266

Sodexo SA	2,760	316,854

Suez	32,100	470,527

Teleperformance	1,008	211,163

Thales SA	1,800	202,813

Total SA	65,860	3,413,536

Unibail-Rodamco-Westfield(3)	2,270	304,060

Unibail-Rodamco-Westfield(3)	9,970	1,334,081

Veolia Environnement SA	37,830	954,672

Vinci SA	6,630	681,986

Virbac SA(1)	1,840	341,556

		$39,898,170

Germany — 9.0%

Aareal Bank AG	5,640	$160,459

adidas AG	3,413	1,087,870

Allianz SE	8,380	1,944,235

alstria office REIT AG	29,399	474,307

Axel Springer SE	1,600	110,437

Axel Springer SE, Tendered Shares(1)	5,100	350,034

BASF SE	33,300	2,210,595

Bayerische Motoren Werke AG	8,860	651,999

Bayerische Motoren Werke AG, PFC Shares	3,678	218,368

Bechtle AG	1,900	210,464

8	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Germany (continued)

Beiersdorf AG	13,130	$1,521,608

Brenntag AG	3,500	170,945

CANCOM SE	3,700	206,853

Carl Zeiss Meditec AG	2,900	317,751

Continental AG	3,090	423,653

Covestro AG(2)	9,000	405,910

Delivery Hero SE(1)(2)	6,407	307,762

Deutsche Boerse AG	4,640	644,136

Deutsche EuroShop AG	15,200	411,246

Deutsche Lufthansa AG	6,130	97,148

Deutsche Post AG	20,200	657,036

Deutsche Telekom AG	168,200	2,755,297

Deutsche Wohnen SE	29,900	1,090,397

Dialog Semiconductor PLC(1)	6,400	286,480

Evonik Industries AG	10,200	290,258

Evotec SE(1)	8,500	239,535

Fielmann AG	2,817	196,019

Fraport AG	1,930	161,180

Fresenius Medical Care AG & Co. KGaA	7,970	552,009

Fresenius SE & Co. KGaA	15,500	774,494

Fuchs Petrolub SE, PFC Shares	4,702	180,175

GEA Group AG	4,394	109,059

Gerresheimer AG	3,000	233,346

Grand City Properties SA	19,000	428,045

Hannover Rueck SE	1,570	244,820

HeidelbergCement AG	6,083	439,299

Henkel AG & Co. KGaA	13,700	1,287,130

Hochtief AG	680	77,057

HUGO BOSS AG	3,687	231,730

Innogy SE(2)	21,800	1,048,922

KION Group AG	1,800	95,943

Knorr-Bremse AG	1,291	130,935

KWS Saat SE and Co. KGaA	1,025	71,308

LEG Immobilien AG	6,140	708,072

Merck KGaA	5,220	532,408

Metro AG	36,800	566,051

MorphoSys AG(1)	2,218	267,635

MTU Aero Engines AG	1,061	264,398

Muenchener Rueckversicherungs-Gesellschaft AG	3,320	791,181

Nemetschek SE	3,900	216,829

Osram Licht AG	2,700	101,628

ProSiebenSat.1 Media SE	25,032	323,342

Puma SE	4,602	320,606

QIAGEN NV(1)	12,000	455,487

Rational AG	114	77,599

Rheinmetall AG	1,350	153,188

Security	Shares	Value

Germany (continued)

RWE AG	80,237	$2,167,912

SAP SE	22,200	2,713,639

Sartorius AG, PFC Shares	1,950	394,447

Siemens AG	17,540	1,908,936

Siemens Healthineers AG(2)	7,200	298,922

Software AG	5,200	145,963

Suedzucker AG	31,389	487,462

Symrise AG	5,600	516,000

TAG Immobilien AG	21,500	506,137

Talanx AG(1)	3,637	152,618

Telefonica Deutschland Holding AG(2)	131,800	331,820

TLG Immobilien AG	12,120	355,742

TUI AG	33,700	334,623

Uniper SE	32,700	1,007,463

VERBIO Vereinigte BioEnergie AG	4,576	36,409

Zalando SE(1)(2)	6,600	301,927

		$39,944,698

Hong Kong — 4.4%

AIA Group, Ltd.	192,000	$1,968,910

Alibaba Health Information Technology, Ltd.(1)	786,000	706,122

ASM Pacific Technology, Ltd.	42,900	501,178

Bank of East Asia, Ltd. (The)	66,000	190,742

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	137,000	225,180

BOC Hong Kong Holdings, Ltd.	93,000	354,367

Brightoil Petroleum Holdings, Ltd.(1)(4)	262,000	0

Cafe de Coral Holdings, Ltd.	58,000	192,861

Champion REIT	149,000	110,453

Chow Tai Fook Jewellery Group, Ltd.	164,000	156,377

CK Asset Holdings, Ltd.	73,000	548,897

CK Hutchison Holdings, Ltd.	103,000	962,533

CLP Holdings, Ltd.	98,000	1,065,519

Esprit Holdings, Ltd.(1)	257,000	42,532

First Pacific Co., Ltd.	282,000	117,573

Fortune REIT	70,000	91,642

Galaxy Entertainment Group, Ltd.	148,000	1,007,480

Global Cord Blood Corp.	29,600	171,088

Glory Sun Financial Group, Ltd.	2,992,000	114,534

Hang Lung Group, Ltd.	48,000	123,294

Hang Lung Properties, Ltd.	86,000	202,231

Hang Seng Bank, Ltd.	16,700	396,922

Henderson Land Development Co., Ltd.	54,867	283,780

HK Electric Investments & HK Electric Investments, Ltd.	304,000	308,174

HKBN, Ltd.	228,000	411,617

HKT Trust and HKT, Ltd.	427,000	682,105

9	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong (continued)

Hong Kong & China Gas Co., Ltd.	522,531	$1,153,801

Hongkong Land Holdings, Ltd.	41,300	251,868

Hutchison Telecommunications Hong Kong Holdings, Ltd.	180,000	38,968

Hysan Development Co., Ltd.	29,000	138,157

Jardine Matheson Holdings, Ltd.	10,400	631,236

Jardine Strategic Holdings, Ltd.	7,900	270,822

Kerry Properties, Ltd.	26,000	97,630

Li & Fung, Ltd.	1,346,000	187,601

Lifestyle International Holdings, Ltd.	80,000	109,314

Link REIT	47,500	552,481

Luk Fook Holdings International, Ltd.	45,000	135,744

Macau Legend Development, Ltd.(1)	629,000	89,786

Madison Holdings Group, Ltd.(1)	760,000	36,379

MGM China Holdings, Ltd.	114,000	186,290

MTR Corp., Ltd.	69,000	452,811

Nexteer Automotive Group, Ltd.	104,000	108,087

NWS Holdings, Ltd.	138,000	256,225

Pacific Textiles Holdings, Ltd.	158,000	124,622

PCCW, Ltd.	617,000	351,877

Power Assets Holdings, Ltd.	92,000	657,549

Shangri-La Asia, Ltd.	122,000	148,434

SmarTone Telecommunication Holdings, Ltd.	80,000	73,520

Superb Summit International Group, Ltd.(1)(4)	230,000	0

Swire Pacific, Ltd., Class A	16,000	182,369

Swire Pacific, Ltd., Class B	45,000	80,130

Swire Properties, Ltd.	45,400	163,935

Techtronic Industries Co., Ltd.	68,000	505,692

Tongda Group Holdings, Ltd.	910,000	66,812

Town Health International Medical Group, Ltd.(1)(4)	604,000	0

Vitasoy International Holdings, Ltd.	202,000	950,940

VSTECS Holdings, Ltd.	154,000	84,226

VTech Holdings, Ltd.	32,700	286,789

Wharf Real Estate Investment Co., Ltd.	40,000	252,332

Yue Yuen Industrial Holdings, Ltd.	68,000	190,531

		$19,753,069

Ireland — 2.2%

AIB Group PLC	178,200	$610,358

Bank of Ireland Group PLC	202,400	893,127

Cairn Homes PLC(1)	146,637	172,805

CRH PLC	35,960	1,196,763

Dalata Hotel Group PLC	38,617	198,698

Flutter Entertainment PLC(1)	13,759	1,086,784

Glanbia PLC	13,900	180,942

Grafton Group PLC	40,400	355,533

Security	Shares	Value

Ireland (continued)

Greencore Group PLC	42,726	$111,185

Hibernia REIT PLC	461,400	770,135

ICON PLC(1)	6,145	959,665

Irish Continental Group PLC	57,130	261,729

Irish Residential Properties REIT PLC	206,764	392,674

Kerry Group PLC, Class A	10,220	1,189,152

Kingspan Group PLC	13,900	679,853

Nabriva Therapeutics PLC(1)	19,000	45,125

Smurfit Kappa Group PLC	11,941	375,684

UDG Healthcare PLC	34,700	335,967

		$9,816,179

Israel — 2.3%

Airport City, Ltd.(1)	12,070	$221,349

Amot Investments, Ltd.	22,481	158,506

Bank Leumi Le-Israel B.M.	58,667	426,774

Bayside Land Corp.	213	114,528

Bezeq The Israeli Telecommunication Corp., Ltd.	1,047,874	712,909

Big Shopping Centers, Ltd.(1)	1,000	78,224

Brack Capital Properties NV(1)	284	27,781

Check Point Software Technologies, Ltd.(1)	3,500	391,825

CyberArk Software, Ltd.(1)	1,300	180,544

Delek Automotive Systems, Ltd.	13,963	59,381

Delta-Galil Industries, Ltd.	3,099	90,259

Elbit Systems, Ltd.	5,440	870,326

Electra Consumer Products 1970, Ltd.	7,750	108,095

Electra, Ltd.	720	204,207

First International Bank of Israel, Ltd.(1)	4,135	106,585

Gazit-Globe, Ltd.	11,000	98,641

IDI Insurance Co., Ltd.	2,200	79,017

Inrom Construction Industries, Ltd.	18,751	73,789

Israel Chemicals, Ltd.	226,000	1,216,326

Israel Discount Bank, Ltd., Series A	69,300	299,101

Kenon Holdings, Ltd.	6,255	131,548

Melisron, Ltd.	3,626	190,463

Mizrahi Tefahot Bank, Ltd.(1)	12,760	306,169

Nice, Ltd.(1)	2,738	417,543

Oil Refineries, Ltd.(1)	708,000	379,891

Paz Oil Co., Ltd.	4,140	586,331

Radware, Ltd.(1)	3,600	94,968

Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	6,074	320,541

Reit 1, Ltd.	31,600	164,681

Sella Capital Real Estate, Ltd.	44,539	100,033

Shapir Engineering and Industry, Ltd.	30,000	114,016

Strauss Group, Ltd.	21,000	633,638

10	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Israel (continued)

Taro Pharmaceutical Industries, Ltd.	1,200	$96,924

Teva Pharmaceutical Industries, Ltd. ADR(1)	117,700	933,361

UroGen Pharma, Ltd.(1)	1,800	61,380

		$10,049,654

Italy — 4.5%

A2A SpA	44,663	$78,070

Amplifon SpA	31,240	769,982

Assicurazioni Generali SpA	27,086	505,162

ASTM SpA	3,850	132,741

Atlantia SpA	25,789	663,173

Autogrill SpA	9,900	104,639

Azimut Holding SpA	3,800	71,221

Banca Mediolanum SpA	14,000	100,172

Banca Popolare di Sondrio SCPA	35,600	73,981

Bio-On SpA(1)	8,000	186,697

BPER Banca	16,800	62,507

Brunello Cucinelli SpA	2,300	72,844

Cementir Holding SpA	48,418	340,045

Cerved Group SpA	9,600	75,646

COSMO Pharmaceuticals NV(1)	3,282	286,540

Datalogic SpA	5,730	100,752

Davide Campari-Milano SpA	117,385	1,091,725

De’Longhi SpA	10,450	210,109

DiaSorin SpA	6,920	802,531

El.En. SpA	9,389	183,320

Enav SpA(2)	33,000	181,507

Enel SpA	232,600	1,591,129

Eni SpA	136,500	2,132,307

Ferrari NV	5,080	818,011

Fincantieri SpA(1)	128,000	132,214

FinecoBank Banca Fineco SpA	14,163	140,893

Freni Brembo SpA	8,900	91,034

Hera SpA	40,000	148,937

IMA Industria Macchine Automatiche SpA	2,600	204,135

Infrastrutture Wireless Italiane SpA(2)	68,200	689,920

Interpump Group SpA	6,800	191,143

Intesa Sanpaolo SpA	315,000	683,205

Italgas SpA	24,300	153,546

Leonardo SpA	21,600	262,988

Mediobanca Banca di Credito Finanziario SpA	17,200	172,276

Moncler SpA	8,209	337,063

OVS SpA(1)(2)	51,000	89,735

Pirelli & C SpA(2)	19,600	115,448

Poste Italiane SpA(2)	16,700	178,226

Security	Shares	Value

Italy (continued)

Prada SpA	38,500	$118,186

Prysmian SpA	14,500	298,506

Reply SpA	4,480	299,734

Retelit SpA	143,500	238,366

Salvatore Ferragamo SpA	3,800	79,694

Saras SpA	128,400	211,353

Snam SpA	101,700	499,324

Societa Iniziative Autostradali e Servizi SpA	9,300	176,402

STMicroelectronics NV	112,200	2,050,702

Technogym SpA(2)	8,800	94,528

Telecom Italia SpA(1)	2,638,000	1,483,154

Terna Rete Elettrica Nazionale SpA	40,600	247,249

Tod’s SpA	1,500	74,689

Unione di Banche Italiane SpA	49,455	126,970

UnipolSai Assicurazioni SpA	28,030	73,075

		$20,297,506

Japan — 14.2%

Activia Properties, Inc.	50	$229,190

Advance Residence Investment Corp.	100	309,513

Aeon Co., Ltd.	19,000	328,780

Air Water, Inc.	12,300	201,018

Aisin Seiki Co., Ltd.	4,700	152,741

Ajinomoto Co., Inc.	16,600	297,446

Alps Alpine Co., Ltd.	7,800	141,994

Aozora Bank, Ltd.	5,200	119,171

Asahi Intecc Co., Ltd.	8,800	229,955

Asahi Kasei Corp.	45,800	465,918

Astellas Pharma, Inc.	40,100	568,293

Bandai Namco Holdings, Inc.	2,900	155,902

Bridgestone Corp.	8,300	311,586

Calbee, Inc.	7,800	220,049

Canon, Inc.	19,900	539,713

Central Japan Railway Co.	2,300	462,329

Chubu Electric Power Co., Inc.	53,900	760,872

Chugai Pharmaceutical Co., Ltd.	6,000	429,282

Chugoku Bank, Ltd. (The)	15,500	135,514

Chugoku Electric Power Co., Inc. (The)	29,200	364,394

Citizen Watch Co., Ltd.	27,900	138,843

Dai Nippon Printing Co., Ltd.	5,700	119,555

Daicel Corp.	19,800	167,549

Daido Steel Co., Ltd.	2,900	110,104

Daiichi Sankyo Co., Ltd.	12,500	759,588

Daikin Industries, Ltd.	2,400	297,880

Daito Trust Construction Co., Ltd.	3,000	386,860

11	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Daiwa House REIT Investment Corp.	107	$261,887

Daiwa Securities Group, Inc.	37,700	162,545

DeNA Co., Ltd.	11,700	223,148

Dentsu, Inc.	7,800	257,837

East Japan Railway Co.	3,200	293,360

Eisai Co., Ltd.	7,000	378,334

Ezaki Glico Co., Ltd.	3,400	147,619

FamilyMart UNY Holdings Co., Ltd.	10,500	224,173

FUJIFILM Holdings Corp.	7,400	350,748

Fujitsu, Ltd.	3,700	288,742

GLP J-REIT	205	228,606

Hachijuni Bank, Ltd. (The)	24,100	90,817

Hakuhodo DY Holdings, Inc.	12,400	194,476

Hamamatsu Photonics K.K.	4,900	181,715

Hankyu Hanshin Holdings, Inc.	4,400	154,477

Hirose Electric Co., Ltd.	1,740	182,304

Hisamitsu Pharmaceutical Co., Inc.	6,600	265,245

Hitachi, Ltd.	14,500	514,095

Hokuhoku Financial Group, Inc.	8,000	80,154

House Foods Group, Inc.	4,300	158,163

Hulic Co., Ltd.	34,000	292,073

Idemitsu Kosan Co., Ltd.	15,513	427,498

Inpex Corp.	63,900	560,426

ITOCHU Corp.	12,000	228,489

Iwatani Corp.	4,100	135,341

Japan Airlines Co., Ltd.	3,900	122,130

Japan Exchange Group, Inc.	21,100	309,231

Japan Hotel REIT Investment Corp.	307	256,351

Japan Post Bank Co., Ltd.	18,700	181,694

Japan Post Holdings Co., Ltd.	30,100	295,056

Japan Prime Realty Investment Corp.	62	274,077

Japan Real Estate Investment Corp.	50	312,758

Japan Retail Fund Investment Corp.	145	292,136

Japan Tobacco, Inc.	24,600	542,030

JFE Holdings, Inc.	18,000	237,978

JSR Corp.	10,200	168,452

JXTG Holdings, Inc.	218,000	1,025,870

Kajima Corp.	10,500	135,039

Kakaku.com, Inc.	6,900	143,321

Kaneka Corp.	4,000	148,510

Kansai Paint Co., Ltd.	10,500	207,341

Kao Corp.	9,700	707,913

KDDI Corp.	48,300	1,260,219

Keikyu Corp.	5,900	99,153

Keio Corp.	2,200	136,131

Kenedix Office Investment Corp.	30	215,450

Security	Shares	Value

Japan (continued)

Kewpie Corp.	6,000	$135,773

Keyence Corp.	1,400	803,388

Kintetsu Group Holdings Co., Ltd.	2,700	128,016

Kobe Steel, Ltd.	31,700	203,396

Konami Holdings Corp.	3,900	165,476

Konica Minolta, Inc.	18,500	153,312

Kubota Corp.	12,200	188,191

Kuraray Co., Ltd.	20,800	245,997

Kyushu Electric Power Co., Inc.	50,200	498,802

Lawson, Inc.	2,800	139,920

Lion Corp.	8,700	170,786

M3, Inc.	15,600	314,270

Makita Corp.	4,000	131,888

Marubeni Corp.	30,500	197,718

Maruichi Steel Tube, Ltd.	5,100	134,268

Mazda Motor Corp.	15,000	145,121

Mebuki Financial Group, Inc.	47,600	117,452

MEIJI Holdings Co., Ltd.	4,800	333,336

MISUMI Group, Inc.	8,300	186,265

Mitsubishi Chemical Holdings Corp.	42,000	298,179

Mitsubishi Corp.	14,300	383,988

Mitsubishi Heavy Industries, Ltd.	4,700	193,880

Mitsubishi Materials Corp.	7,400	203,541

Mitsubishi Motors Corp.	28,900	127,174

Mitsubishi Tanabe Pharma Corp.	17,300	195,315

Mitsubishi UFJ Financial Group, Inc.	209,300	1,033,733

Mitsui & Co., Ltd.	19,400	315,383

Mitsui Chemicals, Inc.	9,100	208,093

Mizuho Financial Group, Inc.	481,500	683,403

Modec, Inc.	4,800	127,396

MS&AD Insurance Group Holdings, Inc.	10,200	334,341

Murata Manufacturing Co., Ltd.	10,000	457,912

NEC Corp.	6,800	277,979

Nexon Co., Ltd.(1)	13,200	208,936

NH Foods, Ltd.	4,300	159,478

Nidec Corp.	2,700	361,033

Nikon Corp.	10,000	135,017

Nintendo Co., Ltd.	2,600	956,521

Nippon Accommodations Fund, Inc.	35	206,072

Nippon Building Fund, Inc.	54	379,025

Nippon Express Co., Ltd.	2,500	140,901

Nippon Kayaku Co., Ltd.	11,400	134,041

Nippon Paint Holdings Co., Ltd.	6,400	278,466

Nippon Paper Industries Co., Ltd.	10,000	176,312

Nippon Prologis REIT, Inc.	138	331,795

Nippon Shokubai Co., Ltd.	3,300	214,186

12	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Nippon Steel Corp.	25,300	$396,379

Nippon Telegraph & Telephone Corp.	23,300	1,051,554

Nissan Chemical Corp.	5,300	231,776

Nissan Motor Co., Ltd.	41,000	266,497

Nissin Foods Holdings Co., Ltd.	2,500	155,178

Nitori Holdings Co., Ltd.	1,600	215,785

Nitto Denko Corp.	5,700	280,724

NOF Corp.	4,200	150,336

Nomura Real Estate Master Fund, Inc.	245	389,256

Nomura Research Institute, Ltd.	11,400	201,846

NTT Data Corp.	20,600	270,484

NTT DoCoMo, Inc.	40,800	978,277

Obayashi Corp.	14,900	141,118

Obic Co., Ltd.	1,700	181,136

Odakyu Electric Railway Co., Ltd.	4,900	109,398

Oji Holdings Corp.	48,300	249,772

Okinawa Electric Power Co., Inc. (The)	14,862	231,134

Olympus Corp.	37,800	412,129

Omron Corp.	4,600	218,851

Ono Pharmaceutical Co., Ltd.	15,800	286,662

Oracle Corp. Japan	1,900	157,757

Oriental Land Co., Ltd.	2,200	290,280

Orix JREIT, Inc.	176	341,594

Osaka Gas Co., Ltd.	31,100	571,325

Otsuka Corp.	5,900	232,649

Otsuka Holdings Co., Ltd.	12,900	474,397

Pan Pacific International Holdings Corp.	3,500	223,913

Pigeon Corp.	6,400	233,375

Rakuten, Inc.	18,600	189,705

Recruit Holdings Co., Ltd.	13,400	453,757

Relo Group, Inc.	8,400	222,598

Ricoh Co., Ltd.	25,600	234,479

Rinnai Corp.	1,700	114,564

Ryohin Keikaku Co., Ltd.	900	159,753

Sawai Pharmaceutical Co., Ltd.	3,400	187,586

SECOM Co., Ltd.	2,000	156,742

Seiko Epson Corp.	11,300	166,287

Sekisui Chemical Co., Ltd.	13,800	203,978

Sekisui House Reit, Inc.	278	215,580

Sekisui House, Ltd.	11,000	184,947

Seven & i Holdings Co., Ltd.	17,900	610,890

Seven Bank, Ltd.	59,700	161,514

SG Holdings Co., Ltd.	3,600	95,166

Shimadzu Corp.	10,900	261,717

Shimamura Co., Ltd.	1,800	127,276

Shimano, Inc.	1,300	183,533

Security	Shares	Value

Japan (continued)

Shionogi & Co., Ltd.	7,000	$387,555

Shiseido Co., Ltd.	8,200	603,393

Softbank Corp.	36,200	487,765

Sompo Holdings, Inc.	8,600	356,151

Sony Corp.	11,700	665,425

Sony Financial Holdings, Inc.	7,500	181,702

Subaru Corp.	11,600	270,352

Sumitomo Corp.	15,000	222,580

Sumitomo Mitsui Financial Group, Inc.	23,800	832,281

Sumitomo Mitsui Trust Holdings, Inc.	9,500	324,694

Sumitomo Osaka Cement Co., Ltd.	2,500	95,477

Sumitomo Realty & Development Co., Ltd.	17,000	618,578

Suntory Beverage & Food, Ltd.	4,100	162,681

Suzuki Motor Corp.	7,000	273,759

Sysmex Corp.	4,100	297,673

T&D Holdings, Inc.	15,400	172,940

Taiheiyo Cement Corp.	6,000	168,512

Taisei Corp.	4,500	155,253

Taisho Pharmaceutical Holdings Co., Ltd.	3,500	266,876

Takashimaya Co., Ltd.	12,400	142,238

Takeda Pharmaceutical Co., Ltd.	29,100	1,001,502

TEIJIN, Ltd.	9,600	166,086

Toho Co., Ltd.	4,900	190,253

Toho Gas Co., Ltd.	10,100	384,052

Tohoku Electric Power Co., Inc.	44,000	440,256

Tokio Marine Holdings, Inc.	12,400	658,204

Tokyo Gas Co., Ltd.	32,200	803,766

Tokyo Tatemono Co., Ltd.	17,700	206,525

Tokyu Corp.	11,700	204,877

Tokyu Fudosan Holdings Corp.	35,500	205,370

Toray Industries, Inc.	56,800	390,754

Toshiba Corp.	6,400	204,203

Tosoh Corp.	13,400	187,813

Toyo Seikan Group Holdings, Ltd.	7,500	130,924

Toyo Suisan Kaisha, Ltd.	4,400	176,938

Toyota Motor Corp.	22,100	1,427,951

Trend Micro, Inc.	3,900	170,047

Tsuruha Holdings, Inc.	1,300	132,329

Ube Industries, Ltd.	6,000	124,923

Unicharm Corp.	9,300	263,107

United Urban Investment Corp.	140	236,863

USS Co., Ltd.	5,000	99,015

West Japan Railway Co.	2,500	204,643

Yahoo! Japan Corp.	76,800	224,942

Yakult Honsha Co., Ltd.	4,300	242,433

Yamaguchi Financial Group, Inc.	19,600	136,839

13	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Yamaha Corp.	3,600	$169,713

Yamaha Motor Co., Ltd.	7,100	124,498

Yamato Holdings Co., Ltd.	6,600	129,574

Yamazaki Baking Co., Ltd.	8,800	133,631

Yokogawa Electric Corp.	10,000	178,968

		$63,583,164

Netherlands — 4.5%

ABN AMRO Bank NV(2)	10,000	$200,175

Accell Group	2,450	58,468

Adyen NV(1)(2)	620	468,463

Aegon NV	38,540	189,922

AerCap Holdings NV(1)	5,400	294,462

Akzo Nobel NV	16,587	1,565,055

Argenx SE(1)	1,410	198,087

ASM International NV	1,781	145,273

ASML Holding NV	12,460	2,776,390

ASR Nederland NV	5,300	199,156

Basic-Fit NV(1)(2)	2,000	62,984

Corbion NV	20,000	653,733

Eurocommercial Properties NV	8,200	206,281

Euronext NV(2)	1,764	136,174

GrandVision NV(2)	6,200	185,838

IMCD NV	2,869	252,759

ING Groep NV	111,200	1,233,847

Koninklijke Ahold Delhaize NV	62,800	1,426,371

Koninklijke BAM Groep NV	30,000	100,359

Koninklijke KPN NV	359,000	1,023,669

Koninklijke Philips NV	44,600	2,092,215

Koninklijke Vopak NV	4,900	241,595

NN Group NV	8,750	328,747

NXP Semiconductors NV	6,700	692,713

PostNL NV	71,792	122,893

SBM Offshore NV	16,200	320,551

Signify NV(2)	11,700	317,640

Takeaway.com NV(1)(2)	2,700	241,530

TKH Group NV	2,968	176,089

Unilever NV	57,920	3,357,253

Vastned Retail NV	1,000	29,182

Wolters Kluwer NV	12,020	871,273

		$20,169,147

New Zealand — 1.1%

A2 Milk Co., Ltd.(1)	51,765	$608,244

Air New Zealand, Ltd.	34,574	61,550

Security	Shares	Value

New Zealand (continued)

Auckland International Airport, Ltd.	66,312	$403,975

Contact Energy, Ltd.	50,800	259,179

Fisher & Paykel Healthcare Corp., Ltd.	35,800	385,881

Fletcher Building, Ltd.	158,500	515,161

Goodman Property Trust	120,709	162,405

Infratil, Ltd.	38,198	116,447

Kiwi Property Group, Ltd.	221,000	234,898

Mercury NZ, Ltd.	47,223	141,237

Precinct Properties New Zealand, Ltd.	121,300	142,043

Pushpay Holdings, Ltd.(1)	28,817	63,091

Restaurant Brands New Zealand, Ltd.(1)	19,660	126,759

SKYCITY Entertainment Group, Ltd.	163,000	427,606

Spark New Zealand, Ltd.	189,031	492,756

Summerset Group Holdings, Ltd.	32,561	120,491

Xero, Ltd.(1)	9,348	411,518

Z Energy, Ltd.	109,700	466,564

		$5,139,805

Norway — 2.3%

Adevinta ASA, Class A(1)	10,000	$112,513

Adevinta ASA, Class B(1)	10,600	117,570

Aker Solutions ASA(1)(2)	20,000	63,973

Atea ASA	30,636	389,756

Austevoll Seafood ASA	16,139	164,197

Borr Drilling, Ltd.(1)	8,800	84,076

Borregaard ASA	21,042	220,375

BW Offshore, Ltd.(1)	23,200	130,249

DNB ASA	42,200	754,983

DNO ASA	44,400	74,262

Elkem ASA(2)	86,003	233,961

Entra ASA(2)	39,000	565,695

Equinor ASA	42,800	767,416

Europris ASA(2)	129,500	371,573

Fjordkraft Holding ASA(2)	18,200	95,546

Frontline, Ltd.(1)	9,000	65,679

Gjensidige Forsikring ASA	12,400	240,852

Grieg Seafood ASA	8,860	126,025

Kongsberg Gruppen ASA	22,500	285,187

Leroy Seafood Group ASA	27,620	173,632

Mowi ASA	29,600	711,374

Nordic Nanovector ASA(1)	15,000	62,248

Norway Royal Salmon ASA	2,422	52,935

REC Silicon ASA(1)	427,273	250,011

Salmar ASA	4,000	184,755

Sbanken ASA(2)	7,500	57,613

Scatec Solar ASA(2)	19,000	195,700

14	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Norway (continued)

SpareBank 1 SMN	8,400	$92,479

Storebrand ASA	27,500	185,835

Telenor ASA	59,800	1,211,725

Tomra Systems ASA	29,640	871,768

Veidekke ASA	20,997	189,190

Yara International ASA	21,700	1,016,631

		$10,119,784

Portugal — 1.1%

Altri SGPS SA	93,200	$611,562

Banco Comercial Portugues SA	3,110,020	794,824

Corticeira Amorim SGPS SA	9,900	106,484

CTT-Correios de Portugal SA	137,610	293,160

EDP Renovaveis SA	12,421	127,880

EDP-Energias de Portugal SA	159,000	582,039

Galp Energia SGPS SA, Class B	53,400	831,337

Jeronimo Martins SGPS SA	49,100	792,281

NOS SGPS SA	127,800	793,559

REN - Redes Energeticas Nacionais SGPS SA	29,300	79,199

Semapa-Sociedade de Investimento e Gestao	9,400	124,175

		$5,136,500

Singapore — 2.3%

AEM Holdings, Ltd.	100,000	$84,581

Ascendas Real Estate Investment Trust	69,500	154,303

Ascott Residence Trust	72,000	68,504

BOC Aviation, Ltd.(2)	11,800	101,661

CapitaLand Commercial Trust, Ltd.	94,500	141,151

CapitaLand Mall Trust	82,400	156,599

CDL Hospitality Trusts	40,000	47,622

China Aviation Oil Singapore Corp, Ltd.	96,100	88,236

ComfortDelGro Corp., Ltd.	140,700	275,770

DBS Group Holdings, Ltd.	36,300	692,126

Ezion Holdings, Ltd.(1)(4)	1,126,000	17,618

First Resources, Ltd.	76,000	86,090

Flex, Ltd.(1)	57,700	643,355

Frasers Logistics & Industrial Trust	110,000	95,962

Genting Singapore, Ltd.	990,000	658,806

Golden Agri-Resources, Ltd.	1,250,000	266,988

Hi-P International, Ltd.	84,400	84,221

Hutchison Port Holdings Trust	446,200	97,555

Jardine Cycle & Carriage, Ltd.	16,300	398,827

Keppel DC REIT	83,400	103,787

Keppel Infrastructure Trust	641,585	237,659

Keppel REIT	110,000	99,079

Security	Shares	Value

Singapore (continued)

Mapletree Commercial Trust	77,600	$116,580

Mapletree Industrial Trust	68,200	111,525

Mapletree Logistics Trust	159,100	177,904

Mapletree North Asia Commercial Trust	106,100	109,396

Midas Holdings, Ltd.(1)(4)	480,000	0

Raffles Medical Group, Ltd.	140,800	105,223

SATS, Ltd.	48,200	167,937

Sembcorp Industries, Ltd.	47,500	80,369

Sembcorp Marine, Ltd.(1)	80,000	77,886

Sheng Siong Group, Ltd.	91,200	76,899

Singapore Airlines, Ltd.	31,600	221,238

Singapore Exchange, Ltd.	40,000	229,499

Singapore Post, Ltd.	211,600	148,171

Singapore Technologies Engineering, Ltd.	75,100	230,350

Singapore Telecommunications, Ltd.(3)	97,200	233,892

Singapore Telecommunications, Ltd.(3)	437,100	1,054,379

StarHub, Ltd.	208,800	228,778

Suntec Real Estate Investment Trust	89,800	124,120

United Overseas Bank, Ltd.	31,600	602,067

Venture Corp., Ltd.	43,500	485,436

Wilmar International, Ltd.	364,000	1,052,189

		$10,234,338

Spain — 4.4%

Aena SME SA(2)	3,850	$697,936

Almirall SA	9,140	165,672

Amadeus IT Group SA	24,040	1,878,652

Applus Services SA	7,400	104,020

Banco Bilbao Vizcaya Argentaria SA	111,530	567,878

Banco de Sabadell SA	268,800	234,765

Bankia SA	81,600	161,779

Bankinter SA	23,700	153,736

Bolsas y Mercados Espanoles SHMSF SA	5,400	127,433

CaixaBank SA	101,600	251,810

Cellnex Telecom SA(2)	9,082	339,652

Cia de Distribucion Integral Logista Holdings SA	4,197	87,450

Coca-Cola European Partners PLC	28,800	1,592,064

Construcciones y Auxiliar de Ferrocarriles SA	2,050	92,628

Ebro Foods SA	12,141	243,964

Enagas SA	16,820	366,914

Ence Energia y Celulosa SA	68,100	246,182

Endesa SA	11,000	271,793

Ercros SA	35,810	68,902

Faes Farma SA	33,498	165,835

Ferrovial SA	17,848	464,294

Grifols SA	34,845	1,129,278

15	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Spain (continued)

Grifols SA ADR	22,700	$516,652

Grupo Catalana Occidente SA	2,596	92,677

Iberdrola SA	127,600	1,210,590

Indra Sistemas SA(1)	10,000	85,645

Industria de Diseno Textil SA	59,500	1,780,378

Lar Espana Real Estate Socimi SA	59,616	459,455

Mapfre SA	54,387	149,719

Masmovil Ibercom SA(1)	3,750	84,937

Mediaset Espana Comunicacion SA	16,500	96,863

Melia Hotels International SA	16,000	140,957

Merlin Properties Socimi SA	85,000	1,160,556

Naturgy Energy Group SA	8,600	217,845

NH Hotel Group SA	14,274	71,353

Prosegur Cash SA(2)	47,137	95,649

Prosegur Cia de Seguridad SA	16,517	77,087

Red Electrica Corp. SA	7,578	142,874

Repsol SA	129,563	2,054,981

Siemens Gamesa Renewable Energy SA	16,900	236,475

Tecnicas Reunidas SA(1)	3,280	79,088

Telefonica SA	169,341	1,290,991

Telepizza Group SA(2)	11,173	58,132

Tubacex SA	34,340	109,558

		$19,625,099

Sweden — 4.6%

AAK AB	18,550	$379,493

Alfa Laval AB	6,950	129,827

Arjo AB, Class B	55,760	224,432

Assa Abloy AB, Class B	16,810	385,573

Attendo AB(2)	51,800	235,447

Avanza Bank Holding AB	21,500	191,857

Betsson AB	23,476	123,927

BillerudKorsnas AB	28,875	333,361

BioGaia AB, Class B	2,949	122,621

Bonava AB, Class B	9,800	117,324

Castellum AB	30,000	609,018

Dios Fastigheter AB	19,400	166,409

Dometic Group AB(2)	18,000	164,212

Elekta AB, Class B	52,300	744,112

Epiroc AB, Class A	16,126	176,705

Epiroc AB, Class B	11,200	116,409

Essity AB, Class B	43,400	1,289,114

Fabege AB	29,200	450,619

Fingerprint Cards AB, Class B(1)	51,000	91,805

Granges AB	26,120	260,082

Hennes & Mauritz AB, Class B	47,400	826,423

Security	Shares	Value

Sweden (continued)

Hexagon AB, Class B	14,300	$692,868

Hexpol AB	46,472	353,608

Holmen AB, Class B	17,600	371,612

Hufvudstaden AB, Class A	17,000	299,419

Husqvarna AB, Class B	34,170	302,570

Indutrade AB	3,149	89,218

JM AB	7,000	180,574

Karo Pharma AB(1)	29,600	116,702

Kungsleden AB	30,100	261,774

Lifco AB, Class B	2,000	102,183

Lundin Petroleum AB	27,181	854,941

Modern Times Group MTG AB, Class B(1)	15,300	141,662

Mycronic AB	4,200	64,541

NCC AB, Class B	4,080	65,108

NetEnt AB	26,464	78,515

Nibe Industrier AB, Class B	12,473	176,136

Nordic Entertainment Group AB, Class B	12,020	287,358

Nyfosa AB(1)	21,257	130,785

Pandox AB	5,668	103,338

Paradox Interactive AB	8,600	136,805

RaySearch Laboratories AB(1)	6,321	90,448

Recipharm AB, Class B	17,200	213,605

Saab AB, Class B	4,437	139,678

Sandvik AB	19,450	298,472

Scandic Hotels Group AB(2)	11,600	97,270

Securitas AB, Class B	12,200	188,933

Skandinaviska Enskilda Banken AB, Class A	70,950	667,075

Skanska AB, Class B	9,000	168,039

Svenska Cellulosa AB SCA, Class B	91,900	762,763

Svenska Handelsbanken AB, Class A	75,900	682,942

Swedbank AB, Class A	45,200	615,521

Swedish Match AB	14,280	544,840

Swedish Orphan Biovitrum AB(1)	24,700	476,773

Tele2 AB, Class B	46,720	667,600

Telefonaktiebolaget LM Ericsson, Class B	144,400	1,263,395

Telia Co. AB	216,000	960,908

Tethys Oil AB	12,500	105,396

Thule Group AB(2)	5,900	128,874

Trelleborg AB, Class B	7,200	99,145

Wallenstam AB, Class B	24,800	259,101

		$20,379,265

Switzerland — 9.3%

Adecco Group AG	8,560	$467,026

Alcon, Inc.(1)	7,200	416,949

Allreal Holding AG	3,190	557,189

16	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)

ALSO Holding AG	1,880	$289,704

Ascom Holding AG	5,950	77,256

Baloise Holding AG	1,940	350,396

Banque Cantonale Vaudoise	292	217,164

Belimo Holding AG	38	223,810

BKW AG	2,892	187,207

Cembra Money Bank AG	2,620	252,506

Cie Financiere Richemont SA	53,300	4,567,450

Clariant AG	40,700	743,714

Comet Holding AG	2,450	226,191

Daetwyler Holding AG, Bearer Shares	950	146,434

DKSH Holding AG	3,500	176,743

dormakaba Holding AG	270	197,856

Emmi AG	330	274,567

Ems-Chemie Holding AG	1,209	755,599

Flughafen Zurich AG	1,375	251,097

Forbo Holding AG	412	642,640

Galenica AG(2)	1,668	85,837

Geberit AG	2,100	969,448

Georg Fischer AG	350	301,689

Givaudan SA	718	1,909,586

Helvetia Holding AG	1,860	236,820

Huber + Suhner AG	2,145	170,808

Inficon Holding AG	450	280,711

Interroll Holding AG	80	162,704

Intershop Holding AG	234	117,561

Julius Baer Group, Ltd.	10,210	436,300

Komax Holding AG	700	131,238

Kuehne & Nagel International AG	2,865	421,852

Landis+Gyr Group AG	4,400	355,573

LEM Holding SA	53	73,250

Mobimo Holding AG	1,468	391,849

Nestle SA	52,700	5,590,794

Novartis AG	29,400	2,695,945

Panalpina Welttransport Holding AG(1)	1,300	292,534

Pargesa Holding SA, Bearer Shares	3,800	285,211

Partners Group Holding AG	760	604,420

PSP Swiss Property AG	7,400	887,263

Roche Holding AG PC	8,200	2,194,854

Roche Holding AG, Bearer Shares	473	126,855

Schindler Holding AG	1,316	296,055

Schindler Holding AG PC	2,380	548,665

SFS Group AG	2,800	214,921

SGS SA	268	661,817

SIG Combibloc Group AG	42,100	512,912

Sika AG	11,700	1,689,177

Security	Shares	Value

Switzerland (continued)

Sonova Holding AG	920	$211,560

Sulzer AG	1,800	181,378

Sunrise Communications Group AG(2)	4,740	350,575

Swiss Life Holding AG	1,150	555,725

Swiss Re AG	10,000	968,368

Swisscom AG	3,060	1,483,004

Tecan Group AG	371	94,259

Temenos AG	8,500	1,496,362

u-blox Holding AG	2,140	174,651

Valiant Holding AG	1,958	200,716

Valora Holding AG	2,140	589,649

Vontobel Holding AG	3,573	188,042

Zurich Insurance Group AG	4,240	1,474,806

		$41,637,242

United Kingdom — 9.2%

3i Group PLC	15,400	$207,515

Admiral Group PLC	5,900	155,159

Antofagasta PLC	17,000	191,808

Ascential PLC(2)	49,879	241,115

Assura PLC	285,800	223,985

AstraZeneca PLC	18,400	1,589,646

Auto Trader Group PLC(2)	54,500	357,770

Avast PLC(2)	45,000	183,774

Aveva Group PLC	5,829	281,601

Aviva PLC	42,900	210,623

B&M European Value Retail SA	40,600	182,237

Babcock International Group PLC	24,788	142,847

BAE Systems PLC	53,000	352,118

Barratt Developments PLC	24,895	194,361

Berkeley Group Holdings PLC	3,100	145,802

BHP Group PLC	39,200	934,666

Big Yellow Group PLC	13,089	157,175

BP PLC	300,800	1,990,317

British American Tobacco PLC	27,400	976,331

BT Group PLC	352,800	826,382

BTG PLC(1)	10,830	110,054

Bunzl PLC	6,100	158,994

Burberry Group PLC	9,210	253,954

Carnival PLC	4,600	207,640

Centrica PLC	413,134	380,325

Cineworld Group PLC	110,700	343,638

Cobham PLC(1)	77,000	154,182

Compass Group PLC	30,800	779,256

Computacenter PLC	8,800	163,230

ConvaTec Group PLC(2)	54,000	102,030

17	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)

Croda International PLC	3,787	$215,116

Daily Mail & General Trust PLC, Class A	24,002	230,542

Dechra Pharmaceuticals PLC	4,650	166,084

Derwent London PLC	9,240	327,313

Direct Line Insurance Group PLC	42,288	165,418

DS Smith PLC	57,100	246,279

Electrocomponents PLC	52,000	383,145

Elementis PLC	58,068	106,450

Equiniti Group PLC(2)	48,600	124,218

Essentra PLC	29,000	150,361

Euromoney Institutional Investor PLC	5,501	92,725

Experian PLC	12,304	373,170

F&C Commercial Property Trust, Ltd.	89,046	123,118

Ferguson PLC(1)	3,830	285,001

FirstGroup PLC(1)	104,625	145,627

Fresnillo PLC	19,500	140,743

GlaxoSmithKline PLC	73,400	1,517,980

Great Portland Estates PLC	23,683	190,238

Greene King PLC	13,600	103,265

Halma PLC	29,680	716,756

Hammerson PLC	79,700	206,697

Howden Joinery Group PLC	23,000	154,505

HSBC Holdings PLC	172,100	1,378,261

Imperial Brands PLC	19,400	492,373

Indivior PLC(1)	190,000	125,633

Informa PLC	54,100	572,797

Inmarsat PLC	40,064	278,528

Intertek Group PLC	3,900	269,975

Johnson Matthey PLC	5,200	202,758

Kingfisher PLC	66,000	178,192

Land Securities Group PLC	51,600	499,371

Legal & General Group PLC	64,000	202,963

Lloyds Banking Group PLC	774,100	500,753

London Stock Exchange Group PLC	3,660	293,941

LondonMetric Property PLC	90,700	223,746

Marks & Spencer Group PLC	46,700	117,377

Meggitt PLC	24,500	176,800

Merlin Entertainments PLC(2)	20,000	109,407

Micro Focus International PLC	26,000	547,666

Mondi PLC	16,140	351,623

National Grid PLC	209,040	2,142,506

NCC Group PLC	72,058	162,062

Next PLC	3,170	233,342

Pearson PLC	41,300	437,341

Persimmon PLC	7,100	173,230

Playtech PLC	28,800	154,602

Security	Shares	Value

United Kingdom (continued)

Primary Health Properties PLC	90,643	$144,797

Provident Financial PLC	20,000	105,350

Reckitt Benckiser Group PLC	11,400	881,257

RELX PLC	29,880	708,703

Rentokil Initial PLC	39,000	206,053

Rightmove PLC	68,300	436,834

Rio Tinto PLC	21,100	1,191,548

Rolls-Royce Holdings PLC	29,300	306,253

Royal Bank of Scotland Group PLC	78,500	206,812

Royal Dutch Shell PLC, Class A	63,400	1,996,813

Royal Mail PLC	29,400	75,082

RSA Insurance Group PLC	15,500	105,421

Safestore Holdings PLC	19,133	145,196

Segro PLC	68,100	631,854

Severn Trent PLC	17,993	440,017

Shaftesbury PLC	18,300	174,931

Smith & Nephew PLC	11,900	269,402

Spectris PLC	11,100	341,913

Spirax-Sarco Engineering PLC	1,720	187,554

SSP Group PLC	21,800	186,471

St. James’s Place PLC	10,600	126,488

Standard Life Aberdeen PLC	48,718	176,702

TalkTalk Telecom Group PLC	127,917	163,473

Tate & Lyle PLC	32,900	301,317

Taylor Wimpey PLC	90,000	176,340

Travis Perkins PLC	9,000	148,996

Tritax Big Box REIT PLC	152,000	282,511

Unilever PLC	14,580	877,164

UNITE Group PLC (The)	18,800	235,757

United Utilities Group PLC	59,600	569,627

Victrex PLC	4,400	108,803

WH Smith PLC	5,897	151,668

Whitbread PLC	4,567	250,881

William Hill PLC	63,000	116,489

WM Morrison Supermarkets PLC	108,663	256,590

		$40,873,600

Total Common Stocks (identified cost $427,162,525)		$453,425,033

Rights(1) — 0.0%
Security	Shares	Value

BUWOG AG(4)	3,930	$0

Total Rights (identified cost $0)		$0

18	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Warrants(1) — 0.0%
Security	Shares	Value

Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763(4)	135,600	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.0%(5)
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.31%(6)	22,886	$22,886

Total Short-Term Investments (identified cost $22,883)		$22,886

Total Investments — 101.6% (identified cost $427,185,408)		$453,447,919

Other Assets, Less Liabilities — (1.6)%		$(7,273,069)

Net Assets — 100.0%		$446,174,850

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $12,905,858 or 2.9% of the Fund’s net assets.

(3)	Securities are traded on separate exchanges for the same entity.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(5)	Amount is less than 0.05%.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019.

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value

Euro	38.7%	$172,980,214

Japanese Yen	14.2	63,583,164

Swiss Franc	9.6	42,915,685

British Pound Sterling	9.5	42,189,175

Australian Dollar	9.1	40,690,913

Swedish Krona	4.7	20,993,300

Hong Kong Dollar	4.2	18,647,902

Norwegian Krone	2.3	10,339,519

Danish Krone	2.2	9,838,068

Singapore Dollar	2.1	9,391,767

United States Dollar	2.0	8,859,273

Israeli Shekel	1.9	8,290,652

New Zealand Dollar	1.1	4,728,287

Total Investments	101.6%	$453,447,919

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	11.1%	$49,503,658

Consumer Staples	11.1	49,304,880

Industrials	10.9	48,465,514

Health Care	9.9	44,302,056

Materials	9.6	42,882,399

Consumer Discretionary	9.5	42,519,166

Information Technology	9.2	41,004,768

Communication Services	8.9	39,636,880

Real Estate	8.4	37,565,202

Utilities	7.3	32,767,418

Energy	5.7	25,473,092

Short-Term Investments	0.0 *	22,886

Total Investments	101.6%	$453,447,919

*	Amount is less than 0.05%

Abbreviations:

ADR	–	American Depositary Receipt

CDI	–	CHESS Depositary Interest

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

Currency Abbreviations:

SGD	–	Singapore Dollar

19	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2019

Unaffiliated investments, at value (identified cost, $427,162,525)	$453,425,033

Affiliated investment, at value (identified cost, $22,883)	22,886

Foreign currency, at value (identified cost, $104,780)	103,513

Dividends receivable	392,574

Dividends receivable from affiliated investment	7,444

Receivable for investments sold	5,295,465

Receivable for Fund shares sold	808,783

Tax reclaims receivable	773,115

Receivable from affiliates	32,960

Total assets	$460,861,773

Liabilities

Demand note payable	$3,700,000

Payable for investments purchased	10,418,771

Payable for Fund shares redeemed	287,912

Due to custodian	625

Payable to affiliates:

Investment adviser and administration fee	154,160

Distribution and service fees	19,135

Accrued expenses	106,320

Total liabilities	$14,686,923

Net Assets	$446,174,850

Sources of Net Assets

Paid-in capital	$414,045,886

Distributable earnings	32,128,964

Total	$446,174,850

Investor Class Shares

Net Assets	$83,520,378

Shares Outstanding	6,357,216

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.14

Institutional Class Shares

Net Assets	$264,976,173

Shares Outstanding	20,057,742

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.21

Class R Shares

Net Assets	$2,950,492

Shares Outstanding	225,989

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.06

Class R6 Shares

Net Assets	$94,727,807

Shares Outstanding	7,173,104

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.21

20	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2019

Dividends (net of foreign taxes, $923,305)	$7,854,229

Dividends from affiliated investment	51,362

Total investment income	$7,905,591

Expenses

Investment adviser and administration fee	$744,149

Distribution and service fees

Investor Class	95,663

Class R	5,808

Trustees’ fees and expenses	11,068

Custodian fee	77,412

Transfer and dividend disbursing agent fees	96,732

Legal and accounting services	28,534

Printing and postage	17,395

Registration fees	50,422

Miscellaneous	25,900

Total expenses	$1,153,083

Deduct —

Allocation of expenses to affiliates	$133,437

Total expense reductions	$133,437

Net expenses	$1,019,646

Net investment income	$6,885,945

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$706,582

Investment transactions — affiliated investment	1,677

Foreign currency transactions	(7,338)

Net realized gain	$700,921

Change in unrealized appreciation (depreciation) —

Investments	$7,315,699

Investments — affiliated investment	3

Foreign currency	(38,428)

Net change in unrealized appreciation (depreciation)	$7,277,274

Net realized and unrealized gain	$7,978,195

Net increase in net assets from operations	$14,864,140

21	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

From operations —

Net investment income	$6,885,945	$6,287,100

Net realized gain	700,921	1,947,458

Net change in unrealized appreciation (depreciation)	7,277,274	(32,116,757)

Net increase (decrease) in net assets from operations	$14,864,140	$(23,882,199)

Distributions to shareholders —

Investor Class	$—	$(1,966,658)

Institutional Class	—	(3,780,522)

Class R	—	(44,240)

Class R6	—	(2,734,087)

Total distributions to shareholders	$—	$(8,525,507)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Investor Class	$28,015,783	$43,303,796

Institutional Class	126,834,536	116,046,127

Class R	990,347	2,412,325

Class R6	19,273,056	26,275,473

Net asset value of shares issued to shareholders in payment of distributions declared

Investor Class	—	1,705,158

Institutional Class	—	3,519,375

Class R	—	44,237

Class R6	—	2,734,087

Cost of shares redeemed

Investor Class	(12,700,734)	(31,664,113)

Institutional Class	(20,063,155)	(42,712,163)

Class R	(76,080)	(1,510,692)

Class R6	(20,437,327)	(34,967,907)

Net increase in net assets from Fund share transactions	$121,836,426	$85,185,703

Net increase in net assets	$136,700,566	$52,777,997

Net Assets

At beginning of period	$309,474,284	$256,696,287

At end of period	$446,174,850	$309,474,284

22	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Financial Highlights

	Investor Class

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$12.560		$14.350	$11.570	$10.750	$11.410	$11.960

Income (Loss) From Operations

Net investment income(1)	$0.233		$0.301	$0.272	$0.198	$0.217	$0.355	(2)

Net realized and unrealized gain (loss)	0.347		(1.700)	2.869	0.810	(0.607)	(0.242)

Total income (loss) from operations	$0.580		$(1.399)	$3.141	$1.008	$(0.390)	$0.113

Less Distributions

From net investment income	$—		$(0.211)	$(0.361)	$(0.178)	$(0.266)	$(0.251)

From net realized gain	—		(0.180)	—	(0.010)	(0.004)	(0.412)

Total distributions	$—		$(0.391)	$(0.361)	$(0.188)	$(0.270)	$(0.663)

Net asset value — End of period	$13.140		$12.560	$14.350	$11.570	$10.750	$11.410

Total Return(3)(4)	4.62	%(5)	(9.73)%	27.29%	9.55%	(3.73)%	1.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$83,520		$65,056	$59,858	$34,386	$12,069	$8,503

Ratios (as a percentage of average daily net assets):

Expenses(4)(6)	0.75	%(7)	0.75%	0.75%	0.84%	0.90%	0.97%

Net investment income	3.60	%(7)	2.27%	2.06%	1.75%	1.86%	2.83	%(2)

Portfolio Turnover	3	%(5)	30%	36%	22%	34%	63%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.059 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.35%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.07%, 0.11%, 0.11%, 0.23%, 0.35% and 0.32% of average daily net assets for the six months ended July 31, 2019 and the years ended January 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

23	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Financial Highlights — continued

	Institutional Class

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$12.610		$14.410	$11.610	$10.770	$11.430	$11.990

Income (Loss) From Operations

Net investment income(1)	$0.238		$0.310	$0.312	$0.257	$0.325	$0.333	(2)

Net realized and unrealized gain (loss)	0.362		(1.689)	2.874	0.788	(0.693)	(0.184)

Total income (loss) from operations	$0.600		$(1.379)	$3.186	$1.045	$(0.368)	$0.149

Less Distributions

From net investment income	$—		$(0.241)	$(0.386)	$(0.195)	$(0.288)	$(0.297)

From net realized gain	—		(0.180)	—	(0.010)	(0.004)	(0.412)

Total distributions	$—		$(0.421)	$(0.386)	$(0.205)	$(0.292)	$(0.709)

Net asset value — End of period	$13.210		$12.610	$14.410	$11.610	$10.770	$11.430

Total Return(3)(4)	4.76	%(5)	(9.53)%	27.60%	9.78%	(3.37)%	1.22%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$264,976		$151,107	$86,446	$55,324	$30,808	$84,195

Ratios (as a percentage of average daily net assets):

Expenses(4)(6)	0.50	%(7)	0.50%	0.50%	0.60%	0.65%	0.72%

Net investment income	3.65	%(7)	2.35%	2.36%	2.26%	2.72%	2.66	%(2)

Portfolio Turnover	3	%(5)	30%	36%	22%	34%	63%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends which amounted to $0.048 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.28%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.07%, 0.11%, 0.11%, 0.24%, 0.35% and 0.32% of average daily net assets for the six months ended July 31, 2019 and the years ended January 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

24	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Financial Highlights — continued

	Class R

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2016(1)
			2019	2018	2017

Net asset value — Beginning of period	$12.490		$14.290	$11.530	$10.740	$12.340

Income (Loss) From Operations

Net investment income(2)	$0.205		$0.231	$0.259	$0.064	$0.044

Net realized and unrealized gain (loss)	0.365		(1.657)	2.827	0.919	(1.384)

Total income (loss) from operations	$0.570		$(1.426)	$3.086	$0.983	$(1.340)

Less Distributions

From net investment income	$—		$(0.194)	$(0.326)	$(0.183)	$(0.256)

From net realized gain	—		(0.180)	—	(0.010)	(0.004)

Total distributions	$—		$(0.374)	$(0.326)	$(0.193)	$(0.260)

Net asset value — End of period	$13.060		$12.490	$14.290	$11.530	$10.740

Total Return(3)(4)	4.56	%(5)	(9.96)%	26.90%	9.22%	(10.98	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,950		$1,939	$1,167	$786	$1

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.00	%(6)	1.00%	1.00%	1.04%	1.15	%(6)

Net investment income	3.18	%(6)	1.77%	1.98%	0.56%	0.82	%(6)

Portfolio Turnover	3	%(5)	30%	36%	22%	34	%(7)

(1)	For the period from commencement of operations, August 10, 2015, to January 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.07%, 0.11%, 0.11%, 0.19% and 0.35% of average daily net assets for the six months ended July 31, 2019, the years ended January 31, 2019, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2016.

25	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Financial Highlights — continued

	Class R6

	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,			Period Ended January 31, 2016(1)
			2019	2018	2017

Net asset value — Beginning of period	$12.600		$14.410	$11.610	$10.770	$12.380

Income (Loss) From Operations

Net investment income(2)	$0.250		$0.363	$0.319	$0.267	$0.059

Net realized and unrealized gain (loss)	0.360		(1.746)	2.875	0.780	(1.374)

Total income (loss) from operations	$0.610		$(1.383)	$3.194	$1.047	$(1.315)

Less Distributions

From net investment income	$—		$(0.247)	$(0.394)	$(0.197)	$(0.291)

From net realized gain	—		(0.180)	—	(0.010)	(0.004)

Total distributions	$—		$(0.427)	$(0.394)	$(0.207)	$(0.295)

Net asset value — End of period	$13.210		$12.600	$14.410	$11.610	$10.770

Total Return(3)(4)	4.84	%(5)	(9.56)%	27.67%	9.79%	(10.77	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$94,728		$91,371	$109,225	$84,858	$60,608

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.47	%(6)	0.47%	0.47%	0.58%	0.62	%(6)

Net investment income	3.84	%(6)	2.72%	2.42%	2.34%	1.10	%(6)

Portfolio Turnover	3	%(5)	30%	36%	22%	34	%(7)

(1)	For the period from commencement of operations, August 10, 2015, to January 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.07%, 0.11%, 0.11%, 0.25% and 0.35% of average daily net assets for the six months ended July 31, 2019, the years ended January 31, 2019, 2018 and 2017 and the period ended January 31, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the Fund’s year ended January 31, 2016.

26	See Notes to Financial Statements.

Parametric

International Equity Fund

July 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Investor Class, Institutional Class, Class R and Class R6, all of which are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

27

Parametric

International Equity Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$429,923,115

Gross unrealized appreciation	$49,819,906

Gross unrealized depreciation	(26,295,102)

Net unrealized appreciation	$23,524,804

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreements between the Fund and EVM, the fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended July 31, 2019, the investment adviser and administration fee amounted to $744,149 or 0.40% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance

28

Parametric

International Equity Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.75%, 0.50%, 1.00% and 0.47% of the Fund’s average daily net assets for Investor Class, Institutional Class, Class R and Class R6, respectively. This agreement may be changed or terminated after May 31, 2020. Pursuant to this agreement, EVM and Parametric were allocated $133,437 in total of the Fund’s operating expenses for the six months ended July 31, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2019, EVM earned $5,232 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class R shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2019 amounted to $95,663 for Investor Class shares.

The Fund also has in effect a distribution plan for Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended July 31, 2019, the Fund paid or accrued to EVD $2,904 for Class R shares.

Pursuant to the Class R Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2019 amounted to $2,904 for Class R shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $151,303,275 and $10,746,731, respectively, for the six months ended July 31, 2019.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

Sales	2,153,109	3,305,438

Issued to shareholders electing to receive payments of distributions in Fund shares	—	136,439

Redemptions	(976,924)	(2,432,842)

Net increase	1,176,185	1,009,035

29

Parametric

International Equity Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

Institutional Class	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

Sales	9,615,914	8,991,953

Issued to shareholders electing to receive payments of distributions in Fund shares	—	285,209

Redemptions	(1,540,549)	(3,294,832)

Net increase	8,075,365	5,982,330

Class R	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

Sales	76,662	189,290

Issued to shareholders electing to receive payments of distributions in Fund shares	—	3,620

Redemptions	(5,894)	(119,318)

Net increase	70,768	73,592

Class R6	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

Sales	1,467,656	2,048,683

Issued to shareholders electing to receive payments of distributions in Fund shares	—	219,111

Redemptions	(1,543,645)	(2,600,467)

Net decrease	(75,989)	(332,673)

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At July 31, 2019, the Fund had a balance outstanding pursuant to this line of credit of $3,700,000 at an interest rate of 3.40%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at July 31, 2019. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2019. The Fund’s average borrowings or allocated fees during the six months ended July 31, 2019 were not significant.

8  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At July 31, 2019, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $625. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at July 31, 2019. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2019. The Fund’s average overdraft advances during the six months ended July 31, 2019 were not significant.

30

Parametric

International Equity Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$1,829,010	$138,053,923		$17,618	$139,900,551

Developed Europe	5,245,364	298,229,464		—	303,474,828

Developed Middle East	1,759,002	8,290,652		—	10,049,654

Total Common Stocks	$8,833,376	$444,574,039	**	$17,618	$453,425,033

Rights	$—	$—		$0	$0

Warrants	—	—		0	0

Short-Term Investments	—	22,886		—	22,886

Total Investments	$8,833,376	$444,596,925		$17,618	$453,447,919

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2019 is not presented.

31

Parametric

International Equity Fund

July 31, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

32

Parametric

International Equity Fund

July 31, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric International Equity Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in global markets. The Board also noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and

33

Parametric

International Equity Fund

July 31, 2019

Board of Trustees’ Contract Approval — continued

its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

34

Parametric

International Equity Fund

July 31, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7771    7.31.19

Parametric

Volatility Risk Premium -Defensive Fund

Semiannual Report

July 31, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2019

Parametric

Volatility Risk Premium - Defensive Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	21

Officers and Trustees	24

Important Notices	25

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Performance1,2

Portfolio Managers Thomas C. Seto, Thomas B. Lee, CFA and Jay Strohmaier, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Institutional Class at NAV	02/09/2017	02/09/2017	5.63%	3.36%	—	6.33%
Cboe S&P 500 BuyWrite IndexSM	—	—	7.73%	1.30%	6.24%	6.35%
S&P 500® Index	—	—	11.32	7.99	11.33	13.12
ICE BofAML 3-Month U.S. Treasury Bill Index	—	—	1.23	2.34	0.91	1.66
Blended Index	—	—	6.31	5.56	6.19	7.48

% Total Annual Operating Expense Ratio[3]						Institutional Class
						0.52%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Fund Profile

Common Stock Sector Allocation (% of net assets)

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)4

Microsoft Corp.	2.2%

Apple, Inc.	1.9

Amazon.com, Inc.	1.6

Facebook, Inc., Class A	1.0

Berkshire Hathaway, Inc., Class B	0.9

JPMorgan Chase & Co.	0.9

Exxon Mobil Corp.	0.8

Johnson & Johnson	0.8

Visa, Inc., Class A	0.8

Procter & Gamble Co. (The)	0.7

Total	11.6%

See Endnotes and Additional Disclosures in this report.

3

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Endnotes and Additional Disclosures

[1]

Cboe S&P 500 BuyWrite IndexSM measures the performance of a hypothetical buy-write strategy on the S&P 500® Index. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. ICE BofAML 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofAML® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 50% S&P 500® Index and 50% ICE BofAML 3-Month U.S. Treasury Bill Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Depictions do not reflect the Fund’s option positions. Excludes short-term investments.

Fund profile subject to change due to active management.

4

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 – July 31, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/19)	Ending Account Value (7/31/19)	Expenses Paid During Period* (2/1/19 – 7/31/19)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$1,056.30	$2.50	0.49%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,022.40	$2.46	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2019.

5

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 49.4%
Security	Shares	Value

Aerospace & Defense — 1.3%

Arconic, Inc.	27,825	$696,738

Boeing Co. (The)	7,198	2,455,814

Huntington Ingalls Industries, Inc.	3,331	760,467

L3Harris Technologies, Inc.	4,662	967,831

Lockheed Martin Corp.	3,626	1,313,229

United Technologies Corp.	13,602	1,817,227

		$8,011,306

Air Freight & Logistics — 0.2%

C.H. Robinson Worldwide, Inc.	8,292	$694,289

Expeditors International of Washington, Inc.	7,489	571,785

		$1,266,074

Airlines — 0.1%

Alaska Air Group, Inc.	11,292	$715,461

		$715,461

Auto Components — 0.1%

BorgWarner, Inc.	15,856	$599,357

		$599,357

Automobiles — 0.1%

Harley-Davidson, Inc.	13,521	$483,781

		$483,781

Banks — 3.0%

Bank of America Corp.	134,563	$4,128,393

Citigroup, Inc.	38,244	2,721,443

Fifth Third Bancorp	28,979	860,386

JPMorgan Chase & Co.	46,464	5,389,824

People’s United Financial, Inc.	50,106	822,740

U.S. Bancorp	29,537	1,688,040

Wells Fargo & Co.	43,947	2,127,474

Zions Bancorp NA	12,453	561,257

		$18,299,557

Beverages — 0.9%

Brown-Forman Corp., Class B	3,960	$217,048

Coca-Cola Co. (The)	56,561	2,976,805

PepsiCo, Inc.	20,206	2,582,529

		$5,776,382

Security	Shares	Value

Biotechnology — 1.1%

AbbVie, Inc.	21,765	$1,449,984

Amgen, Inc.	11,392	2,125,519

Celgene Corp.(1)	12,624	1,159,641

Gilead Sciences, Inc.	17,671	1,157,804

Nektar Therapeutics(1)	4,184	119,077

Vertex Pharmaceuticals, Inc.(1)	6,029	1,004,552

		$7,016,577

Building Products — 0.2%

A.O. Smith Corp.	7,943	$361,010

Allegion PLC	3,195	330,810

Fortune Brands Home & Security, Inc.	9,330	512,590

		$1,204,410

Capital Markets — 1.4%

Affiliated Managers Group, Inc.	8,382	$719,092

Cboe Global Markets, Inc.	7,980	872,294

E*TRADE Financial Corp.	17,582	857,826

Invesco Ltd.	46,313	888,746

Morgan Stanley	33,094	1,474,669

Nasdaq, Inc.	10,782	1,039,061

Raymond James Financial, Inc.	12,516	1,009,666

S&P Global, Inc.	6,528	1,599,033

		$8,460,387

Chemicals — 1.1%

Albemarle Corp.	3,542	$258,424

CF Industries Holdings, Inc.	6,810	337,504

Eastman Chemical Co.	10,763	810,992

Ecolab, Inc.	5,317	1,072,598

FMC Corp.	6,473	559,397

Linde PLC	10,130	1,937,666

Mosaic Co. (The)	20,859	525,438

Sherwin-Williams Co. (The)	2,262	1,160,497

		$6,662,516

Commercial Services & Supplies — 0.1%

Republic Services, Inc.	8,359	$741,025

Rollins, Inc.	4,681	156,954

		$897,979

Communications Equipment — 0.7%

Cisco Systems, Inc.	64,819	$3,590,972

F5 Networks, Inc.(1)	4,537	665,669

		$4,256,641

6	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Construction & Engineering — 0.1%

Jacobs Engineering Group, Inc.	6,892	$568,659

Quanta Services, Inc.	5,728	214,342

		$783,001

Containers & Packaging — 0.3%

Amcor PLC(1)	29,758	$315,435

Avery Dennison Corp.	3,979	457,068

Packaging Corp. of America	5,499	555,234

Sealed Air Corp.	8,112	339,000

		$1,666,737

Distributors — 0.1%

LKQ Corp.(1)	15,734	$423,717

		$423,717

Diversified Consumer Services — 0.1%

H&R Block, Inc.	12,574	$348,174

		$348,174

Diversified Financial Services — 1.1%

Berkshire Hathaway, Inc., Class B(1)	27,299	$5,608,034

Jefferies Financial Group, Inc.	44,455	948,225

		$6,556,259

Diversified Telecommunication Services — 1.1%

AT&T, Inc.	96,094	$3,272,001

Verizon Communications, Inc.	57,679	3,187,918

		$6,459,919

Electric Utilities — 0.9%

Alliant Energy Corp.	15,493	$767,523

Entergy Corp.	9,151	966,528

Exelon Corp.	24,228	1,091,714

NextEra Energy, Inc.	9,047	1,874,267

Pinnacle West Capital Corp.	6,941	633,158

		$5,333,190

Electrical Equipment — 0.2%

Eaton Corp. PLC	13,499	$1,109,483

		$1,109,483

Electronic Equipment, Instruments & Components — 0.3%

FLIR Systems, Inc.	9,058	$449,821

IPG Photonics Corp.(1)	2,428	318,092

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)

TE Connectivity, Ltd.	12,825	$1,185,030

		$1,952,943

Energy Equipment & Services — 0.3%

Helmerich & Payne, Inc.	7,181	$356,752

National Oilwell Varco, Inc.	25,507	607,577

TechnipFMC PLC	29,800	820,692

		$1,785,021

Entertainment — 1.0%

Netflix, Inc.(1)	6,361	$2,054,539

Walt Disney Co. (The)	26,690	3,816,937

		$5,871,476

Equity Real Estate Investment Trusts (REITs) — 1.4%

Alexandria Real Estate Equities, Inc.	7,043	$1,030,813

American Tower Corp.	8,555	1,810,409

Apartment Investment & Management Co., Class A	18,044	893,900

Duke Realty Corp.	24,299	809,886

Essex Property Trust, Inc.	2,799	845,914

Extra Space Storage, Inc.	6,118	687,602

Iron Mountain, Inc.	4,947	145,491

Kimco Realty Corp.	21,942	421,506

Public Storage	3,614	877,335

SL Green Realty Corp.	2,459	199,376

UDR, Inc.	18,410	847,964

		$8,570,196

Food & Staples Retailing — 0.7%

Costco Wholesale Corp.	6,845	$1,886,687

Kroger Co. (The)	18,737	396,475

Walmart, Inc.	20,837	2,299,988

		$4,583,150

Food Products — 0.6%

Campbell Soup Co.	8,871	$366,727

Conagra Brands, Inc.	18,754	541,428

Hormel Foods Corp.	19,852	813,733

JM Smucker Co. (The)	4,974	553,059

Kraft Heinz Co. (The)	20,084	642,889

McCormick & Co., Inc.	4,716	747,675

		$3,665,511

Health Care Equipment & Supplies — 1.6%

Abbott Laboratories	31,494	$2,743,127

Boston Scientific Corp.(1)	30,856	1,310,145

7	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies (continued)

Cooper Cos., Inc. (The)	2,087	$704,154

Dentsply Sirona, Inc.	8,384	456,509

IDEXX Laboratories, Inc.(1)	2,580	727,689

Intuitive Surgical, Inc.(1)	1,937	1,006,291

Medtronic PLC	24,136	2,460,424

Teleflex, Inc.	1,069	363,182

		$9,771,521

Health Care Providers & Services — 1.4%

Cardinal Health, Inc.	14,182	$648,543

Cigna Corp.(1)	8,996	1,528,600

CVS Health Corp.	19,177	1,071,419

DaVita, Inc.(1)	9,953	595,687

Henry Schein, Inc.(1)	9,155	609,174

UnitedHealth Group, Inc.	14,705	3,661,692

WellCare Health Plans, Inc.(1)	2,000	574,500

		$8,689,615

Hotels, Restaurants & Leisure — 0.8%

McDonald’s Corp.	12,120	$2,553,926

Royal Caribbean Cruises, Ltd.	6,249	727,009

Starbucks Corp.	18,680	1,768,809

		$5,049,744

Household Durables — 0.3%

Garmin, Ltd.	2,621	$205,984

Leggett & Platt, Inc.	3,079	123,068

Mohawk Industries, Inc.(1)	2,742	341,900

Newell Brands, Inc.	28,688	407,083

PulteGroup, Inc.	15,071	474,887

Whirlpool Corp.	1,073	156,100

		$1,709,022

Household Products — 0.8%

Clorox Co. (The)	4,039	$656,741

Procter & Gamble Co. (The)	37,710	4,451,289

		$5,108,030

Industrial Conglomerates — 0.6%

3M Co.	2,991	$522,588

General Electric Co.	122,047	1,275,391

Honeywell International, Inc.	12,631	2,178,342

		$3,976,321

Insurance — 1.1%

Aflac, Inc.	18,731	$986,000

Arthur J. Gallagher & Co.	11,912	1,077,202

Security	Shares	Value

Insurance (continued)

Assurant, Inc.	3,144	$356,404

Everest Re Group, Ltd.	2,316	571,218

Hartford Financial Services Group, Inc.	19,607	1,129,952

Progressive Corp. (The)	16,508	1,336,818

Torchmark Corp.	10,800	986,256

Unum Group	9,173	293,077

		$6,736,927

Interactive Media & Services — 2.4%

Alphabet, Inc., Class A(1)	3,433	$4,182,081

Alphabet, Inc., Class C(1)	3,492	4,248,646

Facebook, Inc., Class A(1)	31,351	6,089,305

TripAdvisor, Inc.(1)	3,538	156,203

		$14,676,235

Internet & Direct Marketing Retail — 1.9%

Amazon.com, Inc.(1)	5,379	$10,041,410

Booking Holdings, Inc.(1)	727	1,371,565

		$11,412,975

IT Services — 2.8%

Accenture PLC, Class A	11,019	$2,122,039

Global Payments, Inc.	5,044	846,988

International Business Machines Corp.	14,351	2,127,392

Mastercard, Inc., Class A	13,925	3,791,360

PayPal Holdings, Inc.(1)	18,774	2,072,650

VeriSign, Inc.(1)	3,803	802,775

Visa, Inc., Class A	26,264	4,674,992

Western Union Co. (The)	24,232	508,872

		$16,947,068

Life Sciences Tools & Services — 0.4%

PerkinElmer, Inc.	4,867	$419,146

Thermo Fisher Scientific, Inc.	7,384	2,050,389

		$2,469,535

Machinery — 0.5%

Flowserve Corp.	6,338	$317,090

PACCAR, Inc.	13,853	971,650

Pentair PLC	14,053	545,397

Stanley Black & Decker, Inc.	6,382	941,919

Wabtec Corp.	5,757	447,204

		$3,223,260

Media — 0.7%

Comcast Corp., Class A	61,759	$2,666,136

Discovery, Inc., Class A(1)	6,335	192,014

8	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media (continued)

Discovery, Inc., Class C(1)	8,661	$244,587

DISH Network Corp., Class A(1)	7,168	242,708

Fox Corp., Class B(1)	4,170	155,124

Interpublic Group of Cos., Inc. (The)	8,192	187,761

News Corp., Class A	13,407	176,436

News Corp., Class B	8,717	117,331

		$3,982,097

Metals & Mining — 0.1%

Freeport-McMoRan, Inc.	37,032	$409,574

		$409,574

Multi-Utilities — 0.7%

Centerpoint Energy, Inc.	17,448	$506,166

CMS Energy Corp.	17,481	1,017,744

Dominion Energy, Inc.	16,644	1,236,483

NiSource, Inc.	20,591	611,347

WEC Energy Group, Inc.	11,345	969,544

		$4,341,284

Multiline Retail — 0.1%

Dollar Tree, Inc.(1)	6,234	$634,309

Kohl’s Corp.	3,301	177,792

		$812,101

Oil, Gas & Consumable Fuels — 2.1%

Apache Corp.	25,929	$633,186

Cabot Oil & Gas Corp.	21,553	412,955

Chevron Corp.	29,791	3,667,570

Devon Energy Corp.	27,061	730,647

Exxon Mobil Corp.	63,830	4,746,399

Hess Corp.	11,659	755,970

HollyFrontier Corp.	9,414	468,535

Marathon Oil Corp.	12,197	171,612

ONEOK, Inc.	16,167	1,132,983

		$12,719,857

Personal Products — 0.0%(2)

Coty, Inc., Class A	22,650	$247,111

		$247,111

Pharmaceuticals — 2.2%

Bristol-Myers Squibb Co.	6,367	$282,758

Eli Lilly & Co.	12,143	1,322,980

Johnson & Johnson	36,201	4,714,094

Merck & Co., Inc.	35,726	2,964,901

Security	Shares	Value

Pharmaceuticals (continued)

Mylan N.V.(1)	24,924	$520,912

Perrigo Co. PLC	6,647	359,005

Pfizer, Inc.	87,298	3,390,654

		$13,555,304

Professional Services — 0.2%

Equifax, Inc.	2,588	$359,965

Robert Half International, Inc.	3,918	236,686

Verisk Analytics, Inc.	5,648	856,915

		$1,453,566

Real Estate Management & Development — 0.1%

CBRE Group, Inc., Class A(1)	10,710	$567,737

		$567,737

Road & Rail — 0.5%

J.B. Hunt Transport Services, Inc.	4,023	$411,835

Kansas City Southern	3,414	422,448

Union Pacific Corp.	12,332	2,219,143

		$3,053,426

Semiconductors & Semiconductor Equipment — 1.8%

Broadcom, Inc.	6,007	$1,741,970

Intel Corp.	56,156	2,838,686

KLA Corp.	8,434	1,149,723

NVIDIA Corp.	9,384	1,583,268

Qorvo, Inc.(1)	7,831	573,934

QUALCOMM, Inc.	15,073	1,102,741

Texas Instruments, Inc.	18,497	2,312,310

		$11,302,632

Software — 3.5%

Adobe, Inc.(1)	8,277	$2,473,664

Intuit, Inc.	4,597	1,274,794

Microsoft Corp.	98,567	13,431,725

Oracle Corp.	35,863	2,019,087

salesforce.com, Inc.(1)	12,485	1,928,933

		$21,128,203

Specialty Retail — 1.2%

CarMax, Inc.(1)	7,873	$690,935

Home Depot, Inc. (The)	17,224	3,680,597

L Brands, Inc.	13,896	360,601

Lowe’s Cos., Inc.	11,001	1,115,501

Ross Stores, Inc.	11,737	1,244,474

		$7,092,108

9	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 2.0%

Apple, Inc.	55,198	$11,759,382

NetApp, Inc.	2,704	158,157

Western Digital Corp.	5,965	321,454

Xerox Corp.	9,277	297,791

		$12,536,784

Textiles, Apparel & Luxury Goods — 0.4%

Hanesbrands, Inc.	18,023	$289,990

NIKE, Inc., Class B	18,784	1,615,987

Ralph Lauren Corp.	1,633	170,208

Tapestry, Inc.	10,153	314,032

Under Armour, Inc., Class A(1)	7,697	177,570

Under Armour, Inc., Class C(1)	6,050	123,057

		$2,690,844

Tobacco — 0.4%

Altria Group, Inc.	13,624	$641,282

Philip Morris International, Inc.	23,045	1,926,792

		$2,568,074

Trading Companies & Distributors — 0.2%

Fastenal Co.	9,722	$299,438

United Rentals, Inc.(1)	3,088	390,786

W.W. Grainger, Inc.	1,219	354,766

		$1,044,990

Water Utilities — 0.1%

American Water Works Co., Inc.	5,263	$604,087

		$604,087

Total Common Stocks (identified cost $258,447,355)		$302,639,237

Short-Term Investments — 50.5%

U.S. Treasury Obligations — 49.3%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bills:

0.00%, 9/19/19(3)	$25,500	$25,432,434

0.00%, 4/23/20(3)	23,500	23,160,218

0.00%, 6/18/20	28,890	28,386,842

0.00%, 7/16/20	44,549	43,710,628

		$120,690,122

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Notes:

1.25%, 8/31/19(3)	$25,000	$24,981,256

0.875%, 9/15/19(3)	30,550	30,503,436

1.00%, 10/15/19	23,860	23,806,408

1.00%, 11/30/19	28,000	27,892,266

1.375%, 12/15/19	23,700	23,638,899

1.25%, 1/31/20	23,990	23,886,449

1.50%, 6/15/20	26,288	26,159,839

		$180,868,553

Total U.S. Treasury Obligations (identified cost $301,359,297)		$301,558,675

Other — 1.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.31%(4)	7,426,614	$7,426,614

Total Other (identified cost $7,426,501)		$7,426,614

Total Short-Term Investments (identified cost $308,785,798)		$308,985,289

Total Investments — 99.9% (identified cost $567,233,153)		$611,624,526

Total Written Options — (0.3)% (premiums received $2,197,128)		$(1,760,023)

Other Assets, Less Liabilities — 0.4%		$2,274,593

Net Assets — 100.0%		$612,139,096

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security (or a portion thereof) has been pledged as collateral for written options.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019.

10	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Portfolio of Investments (Unaudited) — continued

Written Call Options — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

S&P 500 Index	75	$22,352,850	$3,055	8/2/19	$(1,312)

S&P 500 Index	91	27,121,458	3,045	8/5/19	(5,915)

S&P 500 Index	82	24,439,116	3,055	8/7/19	(5,535)

S&P 500 Index	82	24,439,116	3,070	8/9/19	(4,305)

S&P 500 Index	82	24,439,116	3,075	8/12/19	(4,510)

S&P 500 Index	81	24,141,078	3,055	8/14/19	(22,883)

S&P 500 Index	84	25,035,192	3,045	8/16/19	(48,300)

S&P 500 Index	82	24,439,116	3,050	8/19/19	(44,280)

S&P 500 Index	90	26,823,420	3,070	8/21/19	(28,800)

S&P 500 Index	90	26,823,420	3,085	8/23/19	(21,150)

S&P 500 Index	83	24,737,154	3,080	8/26/19	(27,390)

S&P 500 Index	87	25,929,306	3,050	8/28/19	(94,395)

Total					$(308,775)

Written Put Options — (0.2)%

Exchange-Traded Options — (0.2)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

S&P 500 Index	87	$25,929,306	$2,900	8/2/19	$(27,623)

S&P 500 Index	88	26,227,344	2,875	8/5/19	(26,180)

S&P 500 Index	88	26,227,344	2,900	8/7/19	(59,840)

S&P 500 Index	88	26,227,344	2,915	8/9/19	(100,320)

S&P 500 Index	88	26,227,344	2,920	8/12/19	(118,360)

S&P 500 Index	84	25,035,192	2,900	8/14/19	(101,640)

S&P 500 Index	88	26,227,344	2,890	8/16/19	(113,960)

S&P 500 Index	88	26,227,344	2,890	8/19/19	(118,800)

S&P 500 Index	90	26,823,420	2,920	8/21/19	(189,450)

S&P 500 Index	88	26,227,344	2,935	8/23/19	(230,560)

S&P 500 Index	90	26,823,420	2,920	8/26/19	(208,350)

S&P 500 Index	87	25,929,306	2,870	8/28/19	(156,165)

Total					$(1,451,248)

11	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2019

Unaffiliated investments, at value (identified cost, $559,806,652)	$604,197,912

Affiliated investment, at value (identified cost, $7,426,501)	7,426,614

Dividends receivable	253,062

Interest receivable	442,880

Dividends receivable from affiliated investment	15,211

Receivable for premiums on written options	201,666

Receivable for Fund shares sold	3,183,455

Total assets	$615,720,800

Liabilities

Written options outstanding, at value (premiums received, $2,197,128)	$1,760,023

Payable for investments purchased	998,315

Payable for closed written options	3,521

Payable for Fund shares redeemed	490,901

Payable to affiliate:

Investment adviser and administration fee	203,402

Accrued expenses	125,542

Total liabilities	$3,581,704

Net Assets	$612,139,096

Sources of Net Assets

Paid-in capital	$578,386,175

Distributable earnings	33,752,921

Total	$612,139,096

Institutional Class Shares

Net Assets	$612,139,096

Shares Outstanding	53,490,192

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.44

12	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2019

Dividends (net of foreign taxes, $232)	$2,647,243

Dividends from affiliated investment	142,296

Interest	3,033,799

Total investment income	$5,823,338

Expenses

Investment adviser and administration fee	$1,039,007

Trustees’ fees and expenses	14,610

Custodian fee	71,895

Transfer and dividend disbursing agent fees	74,230

Legal and accounting services	31,219

Printing and postage	5,614

Registration fees	32,730

Miscellaneous	14,568

Total expenses	$1,283,873

Net investment income	$4,539,465

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(2,661,247)

Investment transactions — affiliated investment	(1,317)

Written options	(1,485,084)

Net realized loss	$(4,147,648)

Change in unrealized appreciation (depreciation) —

Investments	$26,264,765

Investments — affiliated investment	113

Written options	1,095,982

Net change in unrealized appreciation (depreciation)	$27,360,860

Net realized and unrealized gain	$23,213,212

Net increase in net assets from operations	$27,752,677

13	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

From operations —

Net investment income	$4,539,465	$4,861,934

Net realized loss	(4,147,648)	(7,520,862)

Net change in unrealized appreciation (depreciation)	27,360,860	3,037,018

Net increase in net assets from operations	$27,752,677	$378,090

Distributions to shareholders	$—	$(4,589,694)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$164,261,855	$362,151,763

Net asset value of shares issued to shareholders in payment of distributions declared	—	3,283,866

Cost of shares redeemed	(19,533,816)	(116,156,718)

Net increase in net assets from Fund share transactions	$144,728,039	$249,278,911

Net increase in net assets	$172,480,716	$245,067,307

Net Assets

At beginning of period	$439,658,380	$194,591,073

At end of period	$612,139,096	$439,658,380

14	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Financial Highlights

	Institutional Class
	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31, 2019	Period Ended January 31, 2018(1)

Net asset value — Beginning of period	$10.830		$11.020	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.097		$0.165	$0.104

Net realized and unrealized gain (loss)	0.513		(0.226)	0.974

Total income (loss) from operations	$0.610		$(0.061)	$1.078

Less Distributions

From net investment income	$—		$(0.129)	$(0.058)

Total distributions	$—		$(0.129)	$(0.058)

Net asset value — End of period	$11.440		$10.830	$11.020

Total Return(3)	5.63	%(4)	(0.55)%	10.79	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$612,139		$439,658	$194,591

Ratios (as a percentage of average daily net assets):

Expenses	0.49	%(6)	0.52%	0.55	%(5)(6)

Net investment income	1.74	%(6)	1.50%	1.00	%(6)

Portfolio Turnover	12	%(4)	55%	26	%(4)

(1)	For the period from the start of business, February 9, 2017, to January 31, 2018.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.08% of average daily net assets for the period ended January 31, 2018). Absent this reimbursement, total return would be lower.

(6)	Annualized.

15	See Notes to Financial Statements.

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Volatility Risk Premium - Defensive Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

16

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Interim Financial Statements — The interim financial statements relating to July 31, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At January 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $11,992,674 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2019, $10,423,109 are short-term and $1,569,565 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$565,168,190

Gross unrealized appreciation	$46,292,576

Gross unrealized depreciation	(1,596,263)

Net unrealized appreciation	$44,696,313

17

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended July 31, 2019, the investment adviser and administration fee amounted to $1,039,007 or 0.40% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Prior to June 1, 2019, EVM and Parametric had agreed to reimburse the Fund’s expenses to the extent that total annual Fund operating expenses (relating to ordinary operating expenses only) exceeded 0.55% of the Fund’s average daily net assets. Pursuant to this agreement, EVM and Parametric reimbursed no operating expenses for the six months ended July 31, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2019, EVM earned $31,986 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $88,208,983 and $32,527,847, respectively, for the six months ended July 31, 2019.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Institutional Class	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

Sales	14,639,932	33,112,331

Issued to shareholders electing to receive payments of distributions in Fund shares	—	303,219

Redemptions	(1,735,159)	(10,481,974)

Net increase	12,904,773	22,933,576

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2019 is included in the Portfolio of Investments. At July 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund employs a systematic, rules based options strategy of writing call and put options on the S&P 500 Index, that seeks to take advantage of the volatility risk premium ( i.e., the tendency for volatility priced into an option to be higher, on average, than the volatility actually experienced on the securities underlying the option). Premiums received from writing options can offset the equity risk premium foregone.

18

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at July 31, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Written options	$—	$(1,760,023)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended July 31, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written options	$(1,485,084)	$(1,095,982)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

The average number of written options contracts outstanding during the six months ended July 31, 2019, which is indicative of the volume of this derivative type, was 1,890 contracts.

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2019.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Notes to Financial Statements (Unaudited) — continued

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$302,639,237 *	$—	$—	$302,639,237

Short-Term Investments —

U.S. Treasury Obligations	—	301,558,675	—	301,558,675

Other	—	7,426,614	—	7,426,614

Total Investments	$302,639,237	$308,985,289	$—	$611,624,526

Liability Description

Written Call Options	$(308,775)	$—	$—	$(308,775)

Written Put Options	(1,451,248)	—	—	(1,451,248)

Total	$(1,760,023)	$—	$—	$(1,760,023)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

20

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

21

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric Volatility Risk Premium – Defensive Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the experience of the Sub-adviser’s investment professionals in analyzing factors such as tax and other special considerations relevant to investing in stocks and selling call and put options on one or more U.S. indices. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

22

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

23

Parametric

Volatility Risk Premium - Defensive Fund

July 31, 2019

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.   Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

24692    7.31.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President
Date:	September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2019